UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03091

Name of Fund: BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Money Market Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc.,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

EXPLANATORY NOTE: This filing covers the BlackRock Series Fund, Inc. The Registrant is filing this amendment to its
Form N-Q for the fiscal quarter ended September 30, 2014 originally filed with the Securities and Exchange Commission on November 25, 2014. The sole purpose of this amendment is to properly reflect, with respect to BlackRock Global Allocation Portfolio, the reconciliation of level 3 investments for a security that was reclassified from preferred securities to common stocks. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-Q filing.

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2012-3, Class C, 2.42%, 5/08/18	USD	180	$183,087
Series 2012-4, Class B, 1.31%, 11/08/17		105	105,427
Series 2012-4, Class C, 1.93%, 8/08/18		170	171,271
Series 2013-4, Class B, 1.66%, 9/10/18		70	70,352
Series 2013-4, Class C, 2.72%, 9/09/19		40	40,740
Series 2013-4, Class D, 3.31%, 10/08/19		100	102,107
Series 2013-5, Class B, 1.52%, 1/08/19		75	74,650
Series 2013-5, Class C, 2.29%, 11/08/19		40	40,056
Series 2014-1, Class B, 1.68%, 7/08/19		360	358,184
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	105	133,576
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.63%, 10/22/25 (a)(b)	USD	250	248,104
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.62%, 1/20/25 (a)(b)		405	403,653
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.76%, 11/07/23 (a)(b)		200	202,054
Series 2012-1A, Class C, 2.16%, 11/07/23 (a)(b)		200	202,049
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		248	248,703
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (a)		148	148,298
Series 2013-BA, Class A4, 1.27%, 3/15/19 (a)		155	154,652
Series 2013-BA, Class B, 1.78%, 6/17/19 (a)		70	69,886
Series 2013-BA, Class C, 2.24%, 9/16/19 (a)		70	69,827
Series 2014-AA, Class B, 1.76%, 8/15/19 (a)		200	198,816
Series 2014-AA, Class C, 2.28%, 11/15/19 (a)		255	253,578
CIFC Funding Ltd., Series 2014-2A, Class A1L, 1.73%, 5/24/26 (a)(b)		480	478,356
Countrywide Asset-Backed Certificates, Series 2006-8, Class 2A3, 0.31%, 1/25/46		154	133,543
Credit Acceptance Auto Loan Trust:
Series 2012-1A, Class B, 3.12%, 3/16/20		250	253,143
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		250	250,840
Series 2013-1A, Class A, 1.21%, 10/15/20 (a)		250	250,362
Series 2013-2A, Class A, 1.50%, 4/15/21 (a)		250	251,135
Series 2014-1A, Class A, 1.55%, 10/15/21 (a)		370	371,453

Asset-Backed Securities		Par (000)	Value
Series 2014-1A, Class B, 2.29%, 4/15/22 (a)	USD	260	$263,005
Series 2014-2A, Class A, 1.88%, 3/15/22 (a)		300	299,988
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.46%, 10/20/43 (a)(b)		186	183,335
Dryden XXIV Senior Loan Fund, Series 2012-24A, Class A, 1.65%, 11/15/23 (a)(b)		250	249,800
DT Auto Owner Trust:
Series 2012-1A, Class D, 4.94%, 7/16/18 (a)		205	208,351
Series 2014-1A, Class B, 1.43%, 3/15/18 (a)		500	501,261
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		115	115,607
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.51%, 10/28/24 (a)(b)		280	277,736
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		150	153,984
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.39%, 7/15/25 (a)(b)		500	492,735
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.75%, 12/25/34 (b)		78	74,092
Navient Student Loan Trust:
Series 2014-CTA, Class A, 0.85%, 9/16/24 (a)(b)		241	240,891
Series 2014-CTA, Class B, 1.93%, 10/17/44		150	148,671
Nelnet Student Loan Trust:
Series 2006-1, Class A6, 0.68%, 8/23/36 (a)(b)		200	195,500
Series 2008-3, Class A4, 1.88%, 11/25/24 (b)		330	345,940
Series 2014-2A, Class A3, 1.01%, 7/27/37 (a)(b)		195	194,081
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2012-9A, Class A, 1.65%, 1/18/24 (a)(b)		260	259,388
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.35%, 7/17/25 (a)(b)		305	300,248
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.50%, 8/23/24 (a)(b)		285	283,355
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		690	689,986
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		490	490,153
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		100	100,000
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)		145	145,167

Portfolio Abbreviations

ABS	Asset-Backed Security	EUR	Euro	PRIBOR	Praque Interbank
ADR	American Depository Receipts	GO	General Obligation		Offered Rate
BRL	Brazilian Real	JIBAR	Johannesburg Interbank	RB	Revenue Bonds
BZDIOVER	Overnight Brazil CETIP -		Agreed Rate	S&P	Standard & Poor’s
	Interbank Rate	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CDO	Collateralized Debt Obligation	MXN	Mexican Peso	TRY	Turkish Lira
CLO	Collateralized Loan Obligation	OTC	Over-the-counter	USD	US Dollar
CZK	Czech Koruna			ZAR	South African Rand

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.38%, 7/22/25 (a)(b)	USD	495	$487,363
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.72%, 10/30/23 (a)(b)		435	434,226
Prestige Auto Receivables Trust:
Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)		114	114,321
Series 2013-1A, Class A3, 1.33%, 5/15/19 (a)		140	140,182
Series 2014-1A, Class A2, 0.97%, 3/15/18 (a)		246	246,059
Santander Drive Auto Receivables Trust:
Series 2012-1, Class B, 2.72%, 5/16/16		35	35,371
Series 2012-3, Class B, 1.94%, 12/15/16		452	454,028
Series 2013-2, Class B, 1.33%, 3/15/18		500	502,158
Series 2013-3, Class B, 1.19%, 5/15/18		450	450,485
Series 2013-5, Class C, 2.25%, 6/17/19		280	281,345
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		125	128,030
Series 2013-A, Class D, 3.78%, 10/15/19 (a)		80	83,429
Series 2014-1, Class C, 2.36%, 4/15/20		204	205,088
Series 2014-2, Class B, 1.62%, 2/15/19		380	380,021
Series 2014-2, Class C, 2.33%, 11/15/19		900	899,552
Series 2014-2, Class D, 2.76%, 2/18/20		500	498,251
Series 2014-3, Class B, 1.45%, 5/15/19		118	117,450
Series 2014-4, Class B, 1.82%, 5/15/19		470	469,736
Series 2014-4, Class C, 2.60%, 11/16/20		150	149,842
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)		61	61,212
Series 2014-S2, Class R, 1.43%, 11/16/18-12/17/19 (a)		405	407,558
Series 2014-S3, Class R, 1.44%, 2/19/19 (a)		62	62,044
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		96	96,304
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.71%, 4/25/35 (b)		18	17,835
Scholar Funding Trust:
Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		190	190,589
Series 2013-A, Class A, 0.80%, 1/30/45 (a)(b)		643	632,691
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.78%, 12/16/30 (b)		221	217,735
Series 2004-B, Class A2, 0.43%, 6/15/21 (b)		419	416,370
Series 2005-B, Class A2, 0.41%, 3/15/23 (b)		103	102,497
Series 2006-A, Class A4, 0.42%, 12/15/23 (b)		730	722,101
Series 2006-C, Class A4, 0.40%, 3/15/23 (b)		89	87,245
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.65%, 1/15/43 (a)(b)		950	1,012,452
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		100	104,628
Series 2011-B, Class A3, 2.40%, 6/16/42 (a)(b)		400	427,292
Series 2011-C, Class A2A, 3.40%, 10/17/44 (a)(b)		185	198,428
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		300	319,299

Asset-Backed Securities		Par (000)	Value
Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)	USD	97	$98,195
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		445	464,175
Series 2013-A, Class A1, 0.75%, 8/15/22 (a)(b)		98	98,471
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		210	206,870
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		1,695	1,650,423
Series 2013-C, Class A2A, 2.94%, 10/15/31 (a)		345	352,347
Series 2013-C, Class B, 3.50%, 6/15/44 (a)		500	491,932
SLM Student Loan Trust, Series 2008-5, Class A4, 1.93%, 7/25/23 (b)		557	581,137
Soundview Home Loan Trust, Series 2005-OPT3, Class A4, 0.45%, 11/25/35 (b)		316	313,485
SpringCastle America Funding LLC:
Series 2013-1A, Class A, 3.75%, 4/03/21 (a)		604	608,988
Series 2014-AA, Class A, 2.70%, 5/25/23 (a)		705	704,929
Series 2014-AA, Class B, 4.61%, 10/25/27 (a)		390	389,883
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 1.65%, 9/25/34 (b)		75	61,329
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.45%, 1/25/35 (b)		149	139,679
Vibrant CLO Ltd., Series 2012-1A, Class A1, 1.71%, 7/17/24 (a)(b)		780	779,414
World Financial Network Credit Card Master Trust, Series 2012-C, Class A, 2.23%, 8/15/22		520	520,120
Total Asset-Backed Securities — 5.7%			30,295,770

Common Stocks		Shares	Value
Aerospace & Defense — 0.2%
Rockwell Collins, Inc.		14,720	1,155,520
Airlines — 1.1%
Delta Air Lines, Inc.		34,700	1,254,405
Southwest Airlines Co.		79,600	2,688,092
United Continental Holdings, Inc. (c)		41,800	1,955,822

			5,898,319
Auto Components — 0.5%
BorgWarner, Inc.		12,320	648,155
TRW Automotive Holdings Corp. (c)		20,100	2,035,125

			2,683,280
Banks — 7.8%
Bank of America Corp.		557,915	9,512,451
Citigroup, Inc.		144,093	7,466,899
JPMorgan Chase & Co.		168,890	10,173,934
SunTrust Banks, Inc.		113,070	4,300,052
U.S. Bancorp		200,350	8,380,641
Wells Fargo & Co.		33,000	1,711,710

			41,545,687
Beverages — 1.4%
Dr. Pepper Snapple Group, Inc.		70,200	4,514,562

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Beverages (concluded)
Molson Coors Brewing Co., Class B	39,800	$2,962,712

		7,477,274
Biotechnology — 1.8%
Amgen, Inc.	28,310	3,976,423
Biogen Idec, Inc. (c)	16,760	5,544,376

		9,520,799
Capital Markets — 0.7%
The Goldman Sachs Group, Inc.	20,100	3,689,757
Chemicals — 0.5%
Cabot Corp.	23,187	1,177,204
The Dow Chemical Co.	27,000	1,415,880
		2,593,084
Commercial Services & Supplies — 0.5%
Tyco International Ltd.	52,955	2,360,204
Communications Equipment — 2.6%
Brocade Communications Systems, Inc.	279,203	3,034,937
Cisco Systems, Inc.	205,030	5,160,605
QUALCOMM, Inc.	71,400	5,338,578

		13,534,120
Construction & Engineering — 0.2%
AECOM Technology Corp. (c)	27,330	922,387
Consumer Finance — 1.8%
Discover Financial Services	123,700	7,965,043
SLM Corp.	193,527	1,656,591
		9,621,634
Containers & Packaging — 0.7%
Packaging Corp. of America	55,475	3,540,415
Electronic Equipment, Instruments & Components — 0.3%
TE Connectivity Ltd.	30,320	1,676,393
Energy Equipment & Services — 2.7%
Halliburton Co.	64,920	4,187,989
Oceaneering International, Inc.	13,450	876,537
Schlumberger Ltd.	75,280	7,655,223
Weatherford International PLC (c)	72,000	1,497,600
		14,217,349
Food & Staples Retailing — 1.8%
CVS Health Corp.	119,175	9,485,138
Health Care Equipment & Supplies — 0.2%
Medtronic, Inc.	17,700	1,096,515
Health Care Providers & Services — 4.3%
Aetna, Inc.	75,080	6,081,480
Centene Corp. (c)	32,400	2,679,804
CIGNA Corp.	11,200	1,015,728
McKesson Corp.	28,500	5,548,095
UnitedHealth Group, Inc.	43,420	3,744,975
Universal Health Services, Inc., Class B	38,457	4,018,757
		23,088,839
Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp.	45,800	2,849,218
Industrial Conglomerates — 1.5%
3M Co.	56,725	8,036,798
Insurance — 2.7%
American International Group, Inc.	143,350	7,743,767
Genworth Financial, Inc., Class A (c)	222,520	2,915,012
The Travelers Cos., Inc.	40,575	3,811,615
		14,470,394

Common Stocks	Shares	Value
Internet & Catalog Retail — 0.5%
The Priceline Group, Inc. (c)	2,130	$2,467,775
Internet Software & Services — 2.5%
Facebook, Inc., Class A (c)	53,600	4,236,544
Google, Inc., Class A (c)	7,840	4,613,134
Google, Inc., Class C (c)	7,790	4,497,634
		13,347,312
IT Services — 2.6%
Alliance Data Systems Corp. (c)	2,600	645,502
Amdocs Ltd.	46,231	2,121,078
Cognizant Technology Solutions Corp., Class A (c)	56,460	2,527,714
MasterCard, Inc., Class A	96,010	7,097,059
Total System Services, Inc.	53,459	1,655,091
		14,046,444
Machinery — 1.0%
Kennametal, Inc.	22,420	926,170
Parker Hannifin Corp.	23,453	2,677,160
WABCO Holdings, Inc. (c)	19,820	1,802,629
		5,405,959
Media — 1.8%
Comcast Corp., Class A	179,600	9,658,888
Metals & Mining — 0.1%
Vale SA — ADR	68,900	758,589
Multiline Retail — 0.4%
Macy’s, Inc.	37,060	2,156,151
Oil, Gas & Consumable Fuels — 3.7%
BP PLC — ADR	91,500	4,021,425
Exxon Mobil Corp.	1,780	167,409
Hess Corp.	37,892	3,573,973
Marathon Petroleum Corp.	46,500	3,937,155
PBF Energy, Inc., Class A	30,600	734,400
Suncor Energy, Inc.	142,950	5,167,643
Tesoro Corp.	31,622	1,928,310
		19,530,315
Paper & Forest Products — 0.4%
Domtar Corp.	58,000	2,037,540
Pharmaceuticals — 3.5%
Johnson & Johnson	14,100	1,502,919
Merck & Co., Inc.	147,525	8,745,282
Mylan, Inc. (c)	48,700	2,215,363
Pfizer, Inc.	38,255	1,131,200
Teva Pharmaceutical Industries Ltd. — ADR	97,305	5,230,144
		18,824,908
Road & Rail — 0.9%
Norfolk Southern Corp.	31,900	3,560,040
Union Pacific Corp.	8,800	954,096
		4,514,136
Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	115,200	4,011,264
Micron Technology, Inc. (c)	190,400	6,523,104
		10,534,368
Software — 1.0%
Microsoft Corp.	46,700	2,165,012
Oracle Corp.	86,280	3,302,798
		5,467,810
Specialty Retail — 2.7%
The Home Depot, Inc.	25,900	2,376,066

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Specialty Retail (concluded)
Lowe’s Cos., Inc.		158,800	$8,403,696
Ross Stores, Inc.		48,200	3,642,956

			14,422,718
Technology Hardware, Storage & Peripherals — 4.1%
Apple Inc.		33,170	3,341,877
EMC Corp.		175,850	5,145,371
Hewlett-Packard Co.		123,904	4,394,875
SanDisk Corp.		29,100	2,850,345
Seagate Technology PLC		13,700	784,599
Western Digital Corp.		54,060	5,261,119

			21,778,186
Total Common Stocks — 61.0%			324,414,223

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.0%
United Technologies Corp., 4.50%, 6/01/42	USD	50	52,319
Air Freight & Logistics — 0.0%
FedEx Corp.:
4.90%, 1/15/34		139	149,579
5.10%, 1/15/44		80	85,800

			235,379
Airlines — 0.0%
United Continental Holdings, Inc., Series B, 6.00%, 7/15/28		105	96,600
Auto Components — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		48	47,520
4.88%, 3/15/19		65	64,025
6.00%, 8/01/20		80	82,200

			193,745
Automobiles — 0.0%
General Motors Co.:
4.88%, 10/02/23		115	121,613
6.25%, 10/02/43		50	58,500

			180,113
Banks — 1.1%
Bank of America Corp.:
5.75%, 12/01/17		330	367,191
2.60%, 1/15/19		449	448,125
2.65%, 4/01/19		988	984,972
4.20%, 8/26/24		245	242,881
4.88%, 4/01/44		50	51,843
The Bank of Nova Scotia:
1.30%, 7/21/17		520	517,385
2.80%, 7/21/21		340	336,003
Citigroup, Inc.:
4.45%, 1/10/17		138	147,035
2.50%, 9/26/18		235	236,528
2.50%, 7/29/19		235	232,906
5.30%, 5/06/44		135	140,273
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (a)		760	782,800
HSBC Holdings PLC, 6.50%, 5/02/36		140	171,672
JPMorgan Chase & Co., 3.88%, 9/10/24		310	303,906
Macquarie Bank Ltd., 1.65%, 3/24/17 (a)		175	174,984

Corporate Bonds		Par (000)	Value
Banks (concluded)
Wells Fargo & Co.:
1.50%, 7/01/15	USD	161	$162,311
2.13%, 4/22/19		110	108,665
4.10%, 6/03/26		200	199,297
5.38%, 11/02/43		275	300,362

			5,909,139
Biotechnology — 0.1%
Amgen, Inc.:
3.63%, 5/22/24		415	411,228
5.65%, 6/15/42		110	124,944

			536,172
Capital Markets — 0.7%
The Bank of New York Mellon Corp., 2.10%, 1/15/19		208	206,916
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		166	171,548
2.90%, 7/19/18		305	312,413
2.63%, 1/31/19		315	314,190
5.75%, 1/24/22		177	201,280
6.13%, 2/15/33		165	197,472
6.75%, 10/01/37		182	217,269
6.25%, 2/01/41		72	87,208
4.80%, 7/08/44		105	105,583
Morgan Stanley:
5.45%, 1/09/17		535	581,110
5.63%, 9/23/19		195	219,507
3.75%, 2/25/23		672	671,127
3.88%, 4/29/24		244	243,747
5.00%, 11/24/25		155	162,101
4.35%, 9/08/26		195	191,649

			3,883,120
Chemicals — 0.1%
Eastman Chemical Co., 4.80%, 9/01/42		155	153,718
LyondellBasell Industries NV, 5.00%, 4/15/19		200	220,779

			374,497
Communications Equipment — 0.0%
Cisco Systems, Inc., 2.13%, 3/01/19		223	222,888
Consumer Finance — 0.3%
American Express Credit Corp.:
1.13%, 6/05/17		350	347,539
2.25%, 8/15/19		210	208,531
Ford Motor Credit Co. LLC, 1.72%, 12/06/17		705	700,030
Toyota Motor Credit Corp., 2.75%, 5/17/21		415	418,750

			1,674,850
Containers & Packaging — 0.1%
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		310	329,375
6.88%, 2/15/21		320	337,600

			666,975
Diversified Financial Services — 0.4%
General Electric Capital Corp., 6.88%, 1/10/39		77	103,633
General Motors Financial Co., Inc.:
2.75%, 5/15/16		211	212,583
2.63%, 7/10/17		410	411,860
4.75%, 8/15/17		260	272,350
JPMorgan Chase & Co.:
4.75%, 3/01/15		313	318,628

4	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRockBalanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
1.35%, 2/15/17	USD	588	$586,719
3.20%, 1/25/23		78	76,142
4.85%, 2/01/44		127	133,040
Total Capital International SA, 2.75%, 6/19/21		145	144,275

			2,259,230
Diversified Telecommunication Services — 0.5%
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		253	265,650
Level 3 Financing, Inc., 8.13%, 7/01/19		233	248,145
Verizon Communications, Inc.:
2.63%, 2/21/20 (a)		356	351,534
4.50%, 9/15/20		183	197,979
5.15%, 9/15/23		186	205,971
5.05%, 3/15/34		360	381,424
3.85%, 11/01/42		591	516,088
4.86%, 8/21/46 (a)		130	130,368
5.01%, 8/21/54 (a)		130	130,617

			2,427,776
Electric Utilities — 0.4%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		92	114,988
5.95%, 12/15/36		157	179,047
Commonwealth Edison Co., 4.70%, 1/15/44		172	188,429
Duke Energy Carolinas LLC, 4.25%, 12/15/41		234	237,239
Duke Energy Corp., 3.75%, 4/15/24		43	44,083
Entergy Arkansas, Inc., 3.70%, 6/01/24		251	258,029
Georgia Power Co., 3.00%, 4/15/16		480	496,380
Jersey Central Power & Light Co., 7.35%, 2/01/19		156	185,826
PacifiCorp, 3.60%, 4/01/24		525	539,138
Progress Energy, Inc., 4.88%, 12/01/19		27	30,077

			2,273,236
Energy Equipment & Services — 0.1%
Transocean, Inc.:
6.50%, 11/15/20		60	63,754
6.80%, 3/15/38		191	185,995
Weatherford International Ltd., 5.95%, 4/15/42		155	166,488

			416,237
Food & Staples Retailing — 0.1%
CVS Caremark Corp., 5.30%, 12/05/43		51	57,141
Wal-Mart Stores, Inc., 4.00%, 4/11/43		203	197,466

			254,607
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 10/01/18		244	246,388
CareFusion Corp., 1.45%, 5/15/17		130	129,324

			375,712
Health Care Providers & Services — 0.5%
Aetna, Inc., 4.75%, 3/15/44		54	54,904
AmerisourceBergen Corp., 1.15%, 5/15/17		620	615,969
Express Scripts Holding Co., 1.25%, 6/02/17		115	114,091
HCA, Inc., 7.25%, 9/15/20		215	225,750
Tenet Healthcare Corp., 6.25%, 11/01/18		280	297,500
UnitedHealth Group, Inc., 3.38%, 11/15/21		105	108,398
WellPoint, Inc.:
1.88%, 1/15/18		311	310,659
2.30%, 7/15/18		317	317,820
Series A, 3.70%, 8/15/21		171	176,530
3.30%, 1/15/23		105	103,812
4.65%, 8/15/44		255	247,799

			2,573,232

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure — 0.1%
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	USD	20	$20,394
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC:
8.00%, 10/01/20 (a)		220	216,700
11.00%, 10/01/21 (a)		246	230,625

			467,719
Household Products — 0.1%
Kimberly-Clark Corp., 1.90%, 5/22/19		255	252,344
Industrial Conglomerates — 0.0%
General Electric Co., 4.50%, 3/11/44		147	152,402
Insurance — 0.8%
American International Group, Inc.:
5.45%, 5/18/17		240	264,479
2.30%, 7/16/19		170	168,754
3.38%, 8/15/20		390	401,664
4.50%, 7/16/44		165	163,010
Genworth Holdings, Inc.:
7.20%, 2/15/21		205	241,439
7.63%, 9/24/21		490	594,482
Manulife Financial Corp., 3.40%, 9/17/15		172	176,667
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		220	220,207
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		795	794,140
2.30%, 4/10/19 (a)		330	329,977
Prudential Financial, Inc.:
4.75%, 9/17/15		257	267,158
5.38%, 6/21/20		390	441,419
4.60%, 5/15/44		155	153,528
XLIT Ltd.:
2.30%, 12/15/18		107	106,905
5.25%, 12/15/43		46	50,584

			4,374,413
IT Services — 0.1%
International Business Machines Corp., 3.63%, 2/12/24		174	177,562
MasterCard Inc., 3.38%, 4/01/24		144	144,783

			322,345
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 5.30%, 2/01/44		26	28,537
Machinery — 0.1%
Caterpillar, Inc., 4.75%, 5/15/64		70	72,677
John Deere Capital Corp., 3.35%, 6/12/24		225	226,519

			299,196
Media — 0.5%
CBS Corp.:
4.63%, 5/15/18		100	108,693
2.30%, 8/15/19		130	128,239
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22		116	166,594
COX Communications, Inc., 8.38%, 3/01/39 (a)		211	299,107
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21		268	291,253
The Interpublic Group of Cos., Inc., 4.20%, 4/15/24		24	24,229
NBCUniversal Media LLC:
4.38%, 4/01/21		565	615,483
4.45%, 1/15/43		109	109,270
Time Warner Cable, Inc.: 8.75%, 2/14/19		90	113,293

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
6.55%, 5/01/37	USD	465	$586,599

			2,442,760
Metals & Mining — 0.1%
Newmont Mining Corp., 3.50%, 3/15/22		180	166,897
Novelis, Inc., 8.75%, 12/15/20		420	448,875

			615,772
Multi-Utilities — 0.2%
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		140	148,189
CMS Energy Corp., 3.88%, 3/01/24		81	82,842
Dominion Resources, Inc., 1.95%, 8/15/16		408	414,747
DTE Energy Co., 3.50%, 6/01/24		205	205,697
Pacific Gas & Electric Co., 4.75%, 2/15/44		76	80,239
PG&E Corp., 2.40%, 3/01/19		110	110,128

			1,041,842
Oil, Gas & Consumable Fuels — 1.2%
Anadarko Petroleum Corp.:
3.45%, 7/15/24		105	103,130
4.50%, 7/15/44		85	81,898
Apache Corp.:
6.00%, 1/15/37		150	176,876
4.75%, 4/15/43		60	59,960
BP Capital Markets PLC:
2.24%, 5/10/19		784	779,203
3.25%, 5/06/22		170	168,721
Continental Resources, Inc., 4.90%, 6/01/44		150	146,229
Energy Transfer Partners LP, 3.60%, 2/01/23		310	301,754
EOG Resources, Inc., 2.45%, 4/01/20		383	380,214
Exxon Mobil Corp., 1.82%, 3/15/19		650	649,782
Kinder Morgan Energy Partners LP:
4.15%, 2/01/24		293	289,354
5.40%, 9/01/44		135	132,752
Laredo Petroleum, Inc., 7.38%, 5/01/22		180	189,000
Linn Energy LLC/Linn Energy Finance Corp., 7.25%, 11/01/19		220	214,775
Marathon Petroleum Corp., 4.75%, 9/15/44		60	57,598
MEG Energy Corp., 6.50%, 3/15/21 (a)		610	625,250
Murphy Oil Corp., 2.50%, 12/01/17		364	369,725
Noble Energy, Inc.:
8.25%, 3/01/19		162	200,305
6.00%, 3/01/41		205	236,382
5.25%, 11/15/43		237	250,002
Peabody Energy Corp.:
6.00%, 11/15/18		33	32,340
6.25%, 11/15/21		197	183,210
Range Resources Corp., 5.75%, 6/01/21		10	10,500
Schlumberger Investment SA, 3.65%, 12/01/23		64	66,229
Shell International Finance BV, 4.55%, 8/12/43		77	81,424
TransCanada PipeLines Ltd., 4.63%, 3/01/34		144	147,736
Williams Partners LP:
3.90%, 1/15/25		310	307,701
5.40%, 3/04/44		85	90,149

			6,332,199
Paper & Forest Products — 0.0%
International Paper Co., 4.80%, 6/15/44		115	111,380
Pharmaceuticals — 0.5%
AbbVie, Inc., 4.40%, 11/06/42		171	160,649
Actavis Funding SCS:
2.45%, 6/15/19 (a)		274	266,410

Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
3.85%, 6/15/24 (a)	USD	412	$399,382
Actavis, Inc.:
3.25%, 10/01/22		264	254,639
4.63%, 10/01/42		140	127,925
Bristol-Myers Squibb Co., 4.50%, 3/01/44		344	356,231
Forest Laboratories, Inc., 5.00%, 12/15/21 (a)		260	277,910
Novartis Capital Corp., 4.40%, 4/24/20		160	177,163
Pfizer, Inc.:
3.40%, 5/15/24		118	117,826
4.30%, 6/15/43		155	156,163
4.40%, 5/15/44		120	121,005
Roche Holdings, Inc., 2.88%, 9/29/21 (a)		200	199,713
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		115	116,887

			2,731,903
Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		13	13,195
Road & Rail — 0.1%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		94	91,678
3.75%, 4/01/24		45	45,838
Ryder System, Inc., 2.45%, 9/03/19		225	223,739
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		200	199,669

			560,924
Software — 0.2%
First Data Corp., 7.38%, 6/15/19 (a)		115	121,049
Oracle Corp.:
2.80%, 7/08/21		540	535,972
4.30%, 7/08/34		125	125,905

			782,926
Specialty Retail — 0.0%
The Home Depot, Inc., 4.40%, 3/15/45		65	65,713
Lowe’s Cos., Inc.:
5.00%, 9/15/43		60	65,817
4.25%, 9/15/44		60	58,468

			189,998
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc.:
2.10%, 5/06/19		705	705,213
2.85%, 5/06/21		215	215,422

			920,635
Tobacco — 0.1%
Altria Group, Inc., 4.00%, 1/31/24		146	148,985
Philip Morris International, Inc.:
1.13%, 8/21/17		205	203,677
4.88%, 11/15/43		105	111,631
Reynolds American, Inc.:
3.25%, 11/01/22		105	101,313
7.25%, 6/15/37		80	100,520
4.75%, 11/01/42		85	80,835
6.15%, 9/15/43		20	22,879

			769,840
Trading Companies & Distributors — 0.1%
United Rentals North America, Inc., 7.63%, 4/15/22		440	478,500
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 2.38%, 9/08/16		480	490,258

6	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
MetroPCS Wireless, Inc., 7.88%, 9/01/18	USD	15	$15,593
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		480	554,400
Sprint Corp., 7.88%, 9/15/23 (a)		175	185,500
T-Mobile USA, Inc.:
6.63%, 4/28/21		65	66,625
6.73%, 4/28/22		60	61,350
6.84%, 4/28/23		20	20,550
Vodafone Group PLC:
2.50%, 9/26/22		83	76,782
2.95%, 2/19/23		77	72,563

			1,543,621
Total Corporate Bonds — 9.2%			49,038,278

Foreign Agency Obligations
Nexen Energy ULC, 5.88%, 3/10/35		20	22,909
Statoil ASA, 2.90%, 11/08/20		365	372,210
Total Foreign Agency Obligations — 0.1%			395,119

Foreign Government Obligations
Brazil — 0.1%
Federative Republic of Brazil, 4.25%, 1/07/25		600	594,000
Colombia — 0.1%
Republic of Colombia, 4.00%, 2/26/24		280	283,220
Indonesia — 0.1%
Republic of Indonesia, 5.38%, 10/17/23		375	400,313
Italy — 0.2%
Buoni Poliennali Del Tesoro, 2.35%, 9/15/19	EUR	725	1,116,062
Mexico — 0.1%
United Mexican States, 4.00%, 10/02/23	USD	745	769,957
Peru — 0.0%
Peruvian Government International Bond, 7.35%, 7/21/25		150	195,375
Slovenia — 0.1%
Republic of Slovenia, 4.13%, 2/18/19		260	270,725
Turkey — 0.1%
Turkey Government International Bond, 5.75%, 3/22/24		480	509,616
Total Foreign Government Obligations — 0.8%			4,139,268

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.8%
Countrywide Alternative Loan Trust:
Series 2006-OA21, Class A1, 0.34%, 3/20/47 (b)		1,787	1,418,985
Series 2007-22, Class 2A16, 6.50%, 9/25/37		1,216	989,069
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.35%, 4/25/46 (b)		193	156,611
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		484	490,390
Series 2011-5R, Class 2A1, 2.59%, 8/27/46 (a)(b)		382	375,330

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.95%, 11/25/34 (b)	USD	74	$74,061
LSTAR Securities Investment Trust, Series 2014-1, Class Note, 3.25%, 9/01/21 (a)(b)		488	488,471
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.37%, 2/25/46 (b)		234	112,446

			4,105,363
Commercial Mortgage-Backed Securities — 2.1%
Alternative Loan Trust, Series 2006-OA9, Class 2A1B 0.35%, 7/20/46 (b)		283	195,353
American Homes 4 Rent Pass-Through Certificates, Series 2014-SFR2, Class A, 3.79%, 10/17/36 (a)		109	109,011
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47		190	190,456
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		30	31,526
Series 2007-3, Class A1A, 5.79%, 6/10/49 (b)		352	380,975
Series 2007-3, Class A4, 5.79%, 6/10/49 (b)		280	303,523
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		130	139,115
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3, 5.74%, 6/11/50		260	262,478
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.66%, 7/05/33 (a)(b)		130	130,000
Citigroup Commercial Mortgage Trust:
Series 2005-C3, Class AJ, 4.96%, 5/15/43 (b)		430	436,023
Series 2014-388G, Class A, 0.91%, 6/15/33 (a)(b)		499	499,612
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (b)		40	44,301
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.97%, 5/15/46 (b)		245	266,302
Commercial Mortgage Pass-Through Certificates:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		250	270,204
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		130	137,612
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		285	280,407
Series 2013-FL3, Class A, 1.67%, 10/13/28 (a)(b)		282	284,269
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		180	177,105
Series 2014-KYO, Class F, 3.65%, 6/11/27 (a)(b)		210	209,479
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		50	50,879
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A3, 0.42%, 4/15/22 (a)(b)		156	154,322
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.93%, 6/17/49 (a)(b)		205	222,785
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		192	192,619

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)	USD	225	$226,968
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class AJ, 6.26%, 12/10/49 (b)		55	57,358
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		160	174,685
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		460	432,319
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		375	380,814
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		296	312,757
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		100	102,161
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class AJ, 5.21%, 4/15/30 (b)		180	183,213
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.46%, 11/12/37 (b)		240	248,255
Series 2007-C1, Class A1A, 6.03%, 6/12/50 (b)		157	167,745
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.77%, 4/12/49 (b)		183	185,794
Series 2007-HQ12, Class AM, 5.77%, 4/12/49 (b)		390	418,759
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		150	161,528
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (b)		146	158,317
Series 2007-IQ15, Class AM, 6.11%, 6/11/49 (b)		170	183,758
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		9	9,372
Morgan Stanley Re-REMIC Trust:
Series 2009-IO, Class B, 0.01%, 7/17/56 (a)(d)		77	76,300
Series 2011-IO, Class C, 0.14%, 3/23/51 (a)(d)		200	189,750
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (a)		39	39,231
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		160	158,720
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		205	206,061
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (a)		430	429,769
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.14%, 2/16/51 (a)(b)		909	979,383
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		278	275,549
VFC LLC, Series 2014-2, Class A, 2.75%, 7/20/30 (a)		198	197,695
Wachovia Bank Commercial Mortgage Trust:
Series 2006-WL7A, Class H, 0.55%, 9/15/21 (a)(b)		230	223,284
Series 2007-C33, Class AJ, 6.14%, 2/15/51 (b)		210	219,149
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		152	152,394

			11,519,444

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.3%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)	USD	4,250	$230,643
Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class XA, 1.92%, 1/10/46 (b)		3,490	307,180
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.89%, 2/10/46 (b)		3,297	328,179
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.39%, 4/10/47 (b)		996	77,177
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.72%, 4/15/46 (b)		1,388	124,701
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, 1.86%, 2/15/46 (b)		1,212	112,154
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.95%, 12/15/45 (a)(b)		2,092	211,400
Series 2013-C15, Class XA, 0.78%, 8/15/46 (b)		2,193	80,033
Series 2014-LC14, Class XA, 1.63%, 3/15/47 (b)		1,396	121,329

			1,592,796
Total Non-Agency Mortgage-Backed Securities — 3.2%			17,217,603

Other Interests (c)(e)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII		130	—
Lehman Brothers Holdings, Inc.		490	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)
Banks — 0.1%
HSBC Holdings PLC, 6.38% (b)(f)	USD	265	264,669
Wells Fargo & Co., 5.90% (b)(f)		175	178,281

			442,950
Capital Markets — 0.0%
State Street Capital Trust IV, 1.23%, 6/15/37 (b)		43	36,657
Insurance — 0.2%
American International Group, Inc., 8.18%, 5/15/58 (b)		166	223,685
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		100	128,000
XL Group PLC, 6.50% (b)(f)		425	411,187

			762,872
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (a)(f)		200	208,000
Total Capital Trusts — 0.3%			1,450,479

8	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Preferred Stocks		Shares	Value
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, 8.13% (b)		10,000	$92,000
Freddie Mac, 8.38% (b)		10,000	103,000
Total Preferred Stocks — 0.0%			195,000
Trust Preferreds
Diversified Financial Services — 0.1%
Citigroup Capital XIII, Series 2, 7.88%, 10/30/40 (b)		16,773	451,529
Total Preferred Securities — 0.4%			2,097,008

Taxable Municipal Bonds		Par (000)
Los Angeles Community College District/CA GO, 6.60%, 8/01/42	USD	50	67,778
Metropolitan Transportation Authority RB, 6.81%, 11/15/40		55	74,629
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		45	56,403
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		66	94,561
New York City Water & Sewer System RB:
5.38%, 6/15/43		215	251,924
5.50%, 6/15/43		255	301,107
5.88%, 6/15/44		50	63,805
New York State Dormitory Authority RB, 5.39%, 3/15/40		50	58,863
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		85	93,147
State of California GO, 7.60%, 11/01/40		240	354,998
State of Illinois GO, 5.10%, 6/01/33		230	223,201
University of California RB, 4.86%, 5/15/12		50	48,234
Total Taxable Municipal Bonds — 0.3%			1,688,650

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2013-C01, Class M2, 5.41%, 10/25/23 (b)		590	666,417
Series 2014-C01, Class M2, 4.56%, 1/25/24 (b)		180	193,192

			859,609
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Ginnie Mae, Series 2012-120, Class IO, 3.82%, 2/16/53 (b)		1,340	103,514

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 19.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/29 (g)	USD	2,700	$2,715,187
3.00%, 4/01/29-10/01/44 (b)(g)		12,228	12,176,268
3.13%, 3/01/41 (b)		101	107,662
3.18%, 12/01/40 (b)		156	162,765
3.36%, 6/01/41 (b)		188	197,933
3.50%, 10/01/28-10/01/44 (g)		6,815	7,047,511
3.51%, 9/01/41 (b)		144	151,746
4.00%, 2/01/25-10/01/44 (g)		17,380	18,359,535
4.50%, 2/01/25-10/01/44 (g)		9,042	9,733,981
4.72%, 8/01/38 (b)		138	145,763
5.00%, 4/01/33-8/01/41		1,333	1,474,441
5.50%, 2/01/35-4/01/41		1,412	1,583,940
6.00%, 12/01/27-10/01/44 (g)		1,731	1,961,790
6.50%, 5/01/40		647	732,546
Freddie Mac Mortgage-Backed Securities:
2.50%, 10/01/29 (g)		1,000	1,005,977
3.00%, 10/01/29-8/01/43 (g)		3,751	3,731,715
3.04%, 2/01/41 (b)		137	146,178
3.50%, 4/01/42-10/01/44 (g)		3,272	3,351,043
4.00%, 8/01/44-10/01/44 (g)		1,802	1,899,095
4.50%, 9/01/43-10/01/44 (g)		1,743	1,880,885
5.00%, 10/01/41-10/01/44 (g)		3,091	3,400,894
5.50%, 6/01/41-10/01/44 (g)		466	518,268
6.00%, 1/01/34		303	341,459
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/44 (g)		2,965	2,983,763
3.50%, 12/15/42-8/20/44		11,230	11,637,807
4.00%, 9/20/40-10/15/44 (g)		9,354	9,931,922
4.50%, 5/20/41-10/15/44 (g)		4,316	4,696,472
5.00%, 12/15/38-10/15/44 (g)		1,346	1,483,547
5.50%, 10/15/44 (g)		700	777,465
7.50%, 3/15/32		6	6,752

			104,344,310
Total U.S. Government Sponsored Agency Securities — 19.8%			105,307,433

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.75%, 11/15/42		550	550,000
3.13%, 8/15/44		12,390	12,192,922
U.S. Treasury Inflation Indexed Bonds:
0.75%, 2/15/42 (h)		796	728,966
1.38%, 2/15/44		411	439,567
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19-1/15/23		1,516	1,505,553
0.63%, 1/15/24		2,925	2,940,079
U.S. Treasury Notes:
0.50%, 9/30/16		1,075	1,073,236
1.00%, 9/15/17 (i)		10,830	10,813,084
1.25%, 10/30/18		67	67,000
1.63%, 8/31/19 (i)		5,782	5,742,249
2.00%, 8/31/21-2/15/23		3,106	3,088,828
2.13%, 9/30/21		2,527	2,511,306
2.38%, 8/15/24		7,509	7,421,687
Total U.S. Treasury Obligations — 9.2%			49,074,477
Total Long-Term Investments (Cost — $513,913,108) — 109.7%			583,667,829

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 0.6% (j)
BNP Paribas Securities Corp., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $689,138, collateralized by U.S. Treasury Notes, 1.75% due at 9/30/19, original par and fair value of USD 690,000 and $689,084, respectively)	USD	689	$689,137
Credit Suisse Securities (USA) LLC, 0.00%, 12/31/22 (Purchased on 7/23/14 to be repurchased at $1,842,000, collateralized by U.S. Treasury Notes, 2.00% due at 2/15/23, original par and fair value of USD 1,872,000 and $1,872,000, respectively)		1,842	1,842,000
Credit Suisse Securities (USA) LLC, 0.06%, 12/31/22 (Purchased on 7/23/14 to be repurchased at $510,652, collateralized by U.S. Treasury Bonds, 2.75% due at 11/15/42, original par and fair value of USD 550,000 and $550,000, respectively)		502	502,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, Open (Purchased on 1/30/14 to be repurchased at $66,330, collateralized by U.S. Treasury Notes, 1.25% due at 11/30/18, original par and fair value of USD 67,000 and $67, 000, respectively)		66	66,330

			3,099,467
Money Market Fund		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (k)(l)		1,488,612	1,488,612
Total Short-Term Securities (Cost — $4,588,080) — 0.9%			4,588,079

Options Purchased
(Cost — $423,709) — 0.1%			377,231
Total Investments Before Borrowed Bonds, Options Written and TBA Sale Commitments (Cost — $518,924,897*) — 110.7%			588,633,139

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations — (0.6)%
U.S. Treasury Bonds, 2.75%, 11/15/42	USD	550	$(550,000)
U.S. Treasury Notes:
1.25%, 11/30/18		67	(67,000)
1.75%, 9/30/19		690	(689,084)
2.00%, 2/15/23		1,872	(1,872,000)
Total Borrowed Bonds (Proceeds — $3,177,305) — (0.6)%			(3,178,084)

Options Written
(Premiums Received — $ 245,081) — (0.0)%			(233,874)

TBA Sale Commitments (g)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
3.00%, 10/01/44		6,285	(6,192,585)
4.00%, 10/01/29-10/01/44		7,650	(8,065,894)
4.50%, 10/01/44		3,505	(3,781,566)
5.00%, 10/01/44		100	(110,334)
5.50%, 10/01/44		500	(556,817)
6.00%, 10/01/44		300	(339,082)
Freddie Mac Mortgage-Backed Securities:
3.00%, 10/01/44		415	(409,715)
3.50%, 10/01/44		100	(102,066)
5.00%, 10/01/44		1,500	(1,651,875)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/15/44		8,200	(8,472,906)
4.00%, 10/15/44		6,900	(7,312,382)
Total TBA Sale Commitments (Proceeds — $36,954,199) — (7.0)%			(36,995,222)
Total Investments Net of Borrowed Bonds, Options Written and TBA Sale Commitments — 103.1%			548,225,959
Liabilities in Excess of Other Assets — (3.1)%			(16,284,934)

Net Assets — 100.0%			$531,941,025

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$520,606,997

Gross unrealized appreciation	$73,701,155
Gross unrealized depreciation	(5,675,013)

Net unrealized appreciation	$68,026,142

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Zero-coupon bond.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)	Security is perpetual in nature and has no stated maturity date.

10	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$2,634,531	$(3,165)
Credit Suisse Securities (USA) LLC	$(5,128,447)	$11,729
Deutsche Bank Securities, Inc.	$6,629,343	$6,480
Goldman Sachs & Co.	$(5,719,661)	$(14,616)
J.P. Morgan Securities LLC	$13,022,112	$3,556
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(1,151,573)	$4,161
Morgan Stanley & Co. LLC	$(1,697,539)	$(2,808)
Nomura Securities International, Inc.	$(1,971,562)	$5,938
RBC Capital Markets, LLC	$2,219,555	$2,031

(h)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(i)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(j)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Net Activity	Shares/ Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	753,256	735,356	1,488,612	$3,779
BlackRock Liquidity Series LLC, Money Market Series	$1,724,450	$(1,724,450)	—	$836

(l)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.00%	9/12/14	10/01/14	$3,965,000	$3,965,000
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.06%	9/23/14	Open	4,993,750	4,993,817
Total				$8,958,750	$8,958,817

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
38	Australian Government Bonds (10 Year)	Sydney	December 2014	USD	29,876,765	$39,377
66	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2014	USD	14,443,688	(6,664)
2	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	236,516	(34)
4	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	498,563	(14)
38	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2014	USD	5,240,438	(26,898)
(3)	Euro-Buxl	Eurex	December 2014	USD	539,578	907
(43)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	December 2014	USD	6,557,500	72,416
(51)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	12,609,113	1,557
Total						$80,647

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,650,000	USD	7,299,811	Barclays Bank PLC	10/21/14	$(162,537)
EUR	150,000	USD	200,499	BNP Paribas S.A.	10/21/14	(11,014)
USD	1,115,213	EUR	878,000	Barclays Bank PLC	10/21/14	6,093
USD	108,227	EUR	80,000	BNP Paribas S.A.	10/21/14	7,169
USD	7,832,455	EUR	5,788,000	JPMorgan Chase Bank N.A.	10/21/14	520,854
TRY	1,214,887	USD	533,313	Goldman Sachs International	5/07/15	(28,509)
USD	41,569	TRY	95,263	Bank of America N.A.	5/07/15	(277)
USD	32,698	TRY	74,116	Bank of America N.A.	5/07/15	1,902
USD	43,297	TRY	98,103	Bank of America N.A.	5/07/15	2,533
USD	149,129	TRY	336,241	BNP Paribas S.A.	5/07/15	9,416
USD	74,067	TRY	170,021	Deutsche Bank AG	5/07/15	(616)
USD	103,522	TRY	233,163	Deutsche Bank AG	5/07/15	6,639
USD	85,964	TRY	193,856	Goldman Sachs International	5/07/15	5,413
Total						$357,066

•	Exchange-traded options purchased as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Put	USD	124.00	10/24/14	4	$1,313
Euro Dollar 1-Year Mid-Curve	Put	USD	98.50	3/13/15	234	83,363
Euro Dollar 1-Year Mid-Curve	Put	USD	98.63	3/13/15	7	3,413
Euro Dollar 90-Day	Put	USD	99.63	3/16/15	116	12,325
Total						$100,414

•	OTC interest rate swaptions purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	11.50%	Receive	1-day BZDIOVER	1/02/15	BRL	2,172	$686
1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	11.50%	Receive	1-day BZDIOVER	1/02/15	BRL	2,350	742
2-Year Interest Rate Swap	Credit Suisse International	Call	11.80%	Receive	1-day BZDIOVER	1/02/15	BRL	1,096	824
2-Year Interest Rate Swap	Credit Suisse International	Call	11.80%	Receive	1-day BZDIOVER	1/02/15	BRL	881	662
2-Year Interest Rate Swap	Deutsche Bank AG	Call	12.00%	Receive	1-day BZDIOVER	1/02/15	BRL	1,635	1,784
10-Year Interest Rate Swap	Citibank N.A.	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	150	215
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	250	344
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	600	826
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.20%	Receive	3-month LIBOR	3/04/15	USD	1,000	1,843
1-Year Interest Rate Swap	Credit Suisse International	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	3,305	3,110
1-Year Interest Rate Swap	Deutsche Bank AG	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	1,180	1,110
5-Year Interest Rate Swap	Citibank N.A.	Call	2.53%	Receive	3-month LIBOR	9/30/15	USD	7,060	109,311
10-Year Interest Rate Swap	Credit Suisse International	Put	2.70%	Pay	3-month LIBOR	11/07/14	USD	4,795	37,235
1.5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.75%	Pay	3-month LIBOR	12/16/14	USD	2,061	2,264
1-Year Interest Rate Swap	Bank of America N.A.	Put	12.30%	Pay	1-day BZDIOVER	1/02/15	BRL	3,314	3,256

12	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

      OTC interest rate swaptions purchased as of September 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
5-Year Interest Rate Swap	Citibank N.A.	Put	2.53%	Pay	3-month LIBOR	9/30/15	USD 7,060	$112,605
Total								$276,817

•	Exchange-traded options written as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Call	USD	125.50	10/24/14	2	$(500)
Euro Dollar 1-Year Mid-Curve	Call	USD	99.00	12/12/14	64	(8,800)
Euro Dollar 1-Year Mid-Curve	Call	USD	99.00	3/13/15	3	(338)
Euro Dollar 1-Year Mid-Curve	Put	USD	98.13	3/13/15	7	(875)
Total						$(10,513)

•	OTC interest rate swaptions written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	10.90%	Pay	1-day BZDIOVER	1/02/15	BRL	2,172	$(201)
2-Year Interest Rate Swap	Credit Suisse International	Call	11.00%	Pay	1-day BZDIOVER	1/02/15	BRL	1,496	(220)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	11.50%	Pay	1-day BZDIOVER	1/02/15	BRL	1,635	(679)
1-Year Interest Rate Swap	Credit Suisse International	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	3,305	(1,225)
1-Year Interest Rate Swap	Deutsche Bank AG	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	1,180	(437)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.00%	Pay	3-month LIBOR	9/30/15	USD	3,735	(103,887)
1.5-Year Interest Rate Swap	Goldman Sachs International	Put	1.10%	Receive	3-month LIBOR	12/15/14	USD	1,723	(218)
1.5-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Receive	3-month LIBOR	12/16/14	USD	338	(46)
1-Year Interest Rate Swap	Credit Suisse International	Put	12.30%	Receive	1-day BZDIOVER	1/02/15	BRL	2,172	(2,134)
1-Year Interest Rate Swap	Credit Suisse International	Put	14.00%	Receive	1-day BZDIOVER	1/02/15	BRL	2,860	(39)
2-Year Interest Rate Swap	Bank of America N.A.	Put	12.50%	Receive	1-day BZDIOVER	1/02/15	BRL	1,003	(1,985)
1-Year Interest Rate Swap	Credit Suisse International	Put	12.25%	Receive	1-day BZDIOVER	7/01/15	BRL	1,653	(6,678)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	9/30/15	USD	3,735	(105,612)
Total									$(223,361)

•	Centrally cleared credit default swaps - buy protection outstanding as of September 30, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
iTraxx Europe Series 21 Version 1	1.00%	InterContinental Exchange	6/20/19	EUR	1,585	$7,230
CDX.NA.IG Series 22 Version 1	1.00%	Chicago Mercantile	6/20/19	USD	4,349	11,567
Total						$18,797

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	13

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Centrally cleared credit default swaps — sold protection outstanding as of September 30, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 22 Version 2	5.00%	Chicago Mercantile	6/20/19	B+	USD	990	$13,155

•	Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	11/26/16	USD	695	$2,476
2.61%[1]	3-month LIBOR	Chicago Mercantile	8/08/24	USD	285	(283)
2.54%[1]	3-month LIBOR	Chicago Mercantile	9/09/24	USD	98	806
2.75%[1]	3-month LIBOR	Chicago Mercantile	9/23/24	USD	113	(1,032)
2.66%[1]	3-month LIBOR	Chicago Mercantile	9/30/24	USD	153	(127)
2.66%[1]	3-month LIBOR	Chicago Mercantile	9/30/24	USD	76	(84)
2.64%[1]	3-month LIBOR	Chicago Mercantile	10/01/24	USD	114	181
2.64%[1]	3-month LIBOR	Chicago Mercantile	10/02/24	USD	76	128
Total						$2,065

[1]	Fund pays the fixed rate and receives the floating rate.

•	OTC credit default swaps — buy protection outstanding as of September 30, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	720	$(22,771)	$6,011	$(28,782)
Russian Federation	1.00%	Barclays Bank PLC	12/20/19	USD	550	38,018	40,120	(2,102)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/19	USD	444	(1,567)	(3,601)	2,034
Total						$13,680	$42,530	$(28,850)

•	OTC credit default swaps — sold protection outstanding as of September 30, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BBB-	USD	145	$(10,165)	$(4,294)	$(5,871)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BBB-	USD	25	(1,752)	(739)	(1,013)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	USD	28	(127)	114	(241)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	USD	11	(52)	53	(105)
Valero Energy Corp.	1.00%	Citibank N.A.	9/20/19	BBB	USD	5	(24)	42	(66)
Valero Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/19	BBB	USD	102	(473)	228	(701)
Valero Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/19	BBB	USD	24	(111)	295	(406)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BBB-	USD	40	(3,690)	(3,183)	(507)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BBB-	USD	35	(3,229)	(2,853)	(376)
		Goldman Sachs
Transocean, Inc.	1.00%	International	12/20/19	BBB-	USD	90	(8,306)	(6,306)	(2,000)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	BBB-	USD	110	(10,152)	(10,141)	(11)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	BBB-	USD	40	(3,690)	(3,543)	(147)
		Goldman Sachs
Barrick Gold Corp.	1.00%	International	6/20/21		USD	206	(16,613)	(16,346)	(267)
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	670	(24,169)	(64,076)	39,907
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	1,320	(47,616)	(127,836)	80,220
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BBB-	USD	120	(5,522)	(17,318)	11,796
Total							$(135,691)	$(255,903)	$120,212

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

14	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.46%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	N/A	9/25/15	ZAR	29,855	$(2,128)	$(76)	$(2,052)
6.53%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	N/A	9/26/15	ZAR	29,855	(622)	(119)	(503)
12.05%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	1,985	9,752	(53)	9,805
11.12%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	1,670	(5,961)	(26)	(5,935)
11.36%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	1,404	(3,130)	(19)	(3,111)
11.12%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	367	(1,296)	(3)	(1,293)
11.26%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	4,010	(12,203)	(87)	(12,116)
11.87%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	1,800	5,251	(96)	5,347
11.77%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	1,781	7,677	(637)	8,314
11.41%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	1,872	(3,330)	(27)	(3,303)
11.83%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	1,760	4,991	(76)	5,067
11.80%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	1,716	(2,045)	43	(2,088)
11.76%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	1,692	3,222	(34)	3,256
11.22%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	1,370	(3,550)	(14)	(3,536)
11.63%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	1,333	(1,956)	(49)	(1,907)
10.89%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	1,324	(6,496)	(6)	(6,490)
11.68%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	1,302	(1,466)	(52)	(1,414)
11.91%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	770	2,794	(18)	2,812
6.85%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	N/A	9/25/16	ZAR	15,454	2,850	98	2,752
6.95%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	N/A	9/26/16	ZAR	15,454	324	126	198
11.17%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/02/17	BRL	832	7,087	15	7,072
11.49%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	1,066	(5,453)	(36)	(5,417)
2.57%[1]	3-month LIBOR	Deutsche Bank AG	N/A	10/27/20	USD	300	10,174	—	10,174
3.27%[2]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	550	(41,145)	—	(41,145)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	15

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

OTC interest rate swaps outstanding as of September 30, 2014 were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.87%[2]	6-month PRIBOR	Goldman Sachs International	N/A	9/19/21	CZK	13,050	$(1,100)	—	$(1,100)
0.89%[2]	6-month PRIBOR	Morgan Stanley Capital Services LLC	N/A	9/22/21	CZK	3,178	(457)	—	(457)
2.16%[2]	3-month LIBOR	Bank of America N.A.	N/A	5/28/23	USD	200	4,363	—	4,363
2.31%[2]	3-month LIBOR	Deutsche Bank AG	N/A	5/31/23	USD	200	3,329	—	3,329
6.19%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	7/25/24	MXN	4,285	(4,214)	$(26)	(4,188)
5.99%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	8/26/24	MXN	1,419	(3,111)	—	(3,111)
6.26%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	9/09/24	MXN	1,707	(1,288)	(11)	(1,277)
6.42%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	9/16/24	MXN	1,144	133	(7)	140
6.41%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	9/16/24	MXN	2,288	96	(15)	111
6.46%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	9/17/24	MXN	1,726	504	(23)	527
6.37%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	10/01/14[3]	9/18/24	MXN	1,144	(269)	(7)	(262)
Total							$(38,673)	$(1,235)	$(37,438)

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.
[3]	Forward swap.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

16	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$28,924,461	$1,371,309	$30,295,770
Common Stocks	$324,414,223	—	—	324,414,223
Corporate Bonds	—	49,038,278	—	49,038,278
Foreign Agency Obligations	—	395,119	—	395,119
Foreign Government Obligations	—	4,139,268	—	4,139,268
Non-Agency Mortgage-Backed Securities	—	16,065,882	1,151,721	17,217,603
Other Interests	—	—	—	—
Preferred Securities	646,529	1,450,479	—	2,097,008
Taxable Municipal Bonds	—	1,688,650	—	1,688,650
U.S. Government Sponsored Agency Securities	—	105,307,433	—	105,307,433
U.S. Treasury Obligations	—	49,074,477	—	49,074,477
Short-Term Securities:
Borrowed Bond Agreements	—	3,099,467	—	3,099,467
Money Market Fund	1,488,612	—	—	1,488,612
Options Purchased:
Interest Rate Contracts	100,414	276,817	—	377,231
Liabilities:
Investments:
Borrowed Bonds	—	(3,178,084)	—	(3,178,084)
TBA Sale Commitments	—	(36,995,222)	—	(36,995,222)
Total	$326,649,778	$219,287,025	$2,523,030	$548,459,833

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$165,909	—	$165,909
Foreign currency exchange contracts	—	559,839	—	559,839
Interest rate contracts	$114,257	66,858	—	181,115
Liabilities:
Credit contracts	—	(42,595)	—	(42,595)
Foreign currency exchange contracts	—	(202,773)	—	(202,773)
Interest rate contracts	(44,123)	(325,592)	—	(369,715)
Total	$70,134	$221,646	—	$291,780

[1]    Derivative financial instruments are swaps, forward foreign currency exchange contracts and financial futures contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,517,767	—	—	$1,517,767
Cash pledged for centrally cleared swaps	99,000	—	—	99,000
Liabilities:
Reverse repurchase agreements	—	$(8,958,817)	—	(8,958,817)
Bank overdraft	—	(12,286)	—	(12,286)
Total	$1,616,767	$(8,971,103)	—	$(7,354,336)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	17

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2013.	$7,452,880	$307,675	$1,082,918	$8,843,473
Transfers out of Level 3	(4,049,710)	—	(377,125)	(4,426,835)
Accrued discounts/premiums	503	34	332	869
Net realized gain (loss)	35,595	6,075	1,598	43,268
Net change in unrealized appreciation/depreciation[2]	(19,827)	(3,784)	3,674	(19,937)
Purchases	1,532,384	—	673,994	2,206,378
Sales	(3,580,516)	(310,000)	(233,670)	(4,124,186)
Closing Balance, as of September 30, 2014	$1,371,309	—	$1,151,721	$2,523,030
Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014[2]	$4,066	—	$3,674	$7,740

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

18	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.9%
Precision Castparts Corp.	12,167	$2,882,119
Airlines — 1.0%
American Airlines Group, Inc.	44,872	1,592,059
Auto Components — 0.9%
Delphi Automotive PLC	22,037	1,351,750
Biotechnology — 9.6%
Biogen Idec, Inc. (a)	6,615	2,188,308
Gilead Sciences, Inc. (a)	16,942	1,803,476
Regeneron Pharmaceuticals, Inc. (a)	11,530	4,156,796
United Therapeutics Corp. (a)	36,270	4,666,135
Vertex Pharmaceuticals, Inc. (a)	16,763	1,882,653

		14,697,368
Chemicals — 0.5%
Monsanto Co.	6,915	778,007
Consumer Finance — 1.5%
Discover Financial Services	34,471	2,219,588
Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B (a)	9,094	1,256,245
Moody’s Corp.	24,000	2,268,000

		3,524,245
Electrical Equipment — 1.6%
Emerson Electric Co.	20,009	1,252,163
SolarCity Corp. (a)(b)	19,703	1,174,299

		2,426,462
Energy Equipment & Services — 1.4%
Schlumberger Ltd.	21,607	2,197,216
Food & Staples Retailing — 0.6%
CVS Health Corp.	11,766	936,456
Food Products — 0.7%
Mondelez International, Inc., Class A	32,804	1,124,029
Health Care Equipment & Supplies — 0.7%
Intuitive Surgical, Inc. (a)	2,431	1,122,684
Health Care Providers & Services — 1.3%
Express Scripts Holding Co. (a)	28,363	2,003,279
Health Care Technology — 0.3%
Athenahealth, Inc. (a)	2,833	373,078
Hotels, Restaurants & Leisure — 4.4%
McDonald’s Corp.	18,380	1,742,608
Starbucks Corp.	31,677	2,390,346
Wynn Resorts Ltd.	14,303	2,675,805

		6,808,759
Internet & Catalog Retail — 6.5%
Alibaba Group Holding Ltd. — ADR (a)	800	71,080

Common Stocks	Shares	Value
Internet & Catalog Retail (concluded)
Netflix, Inc. (a)	7,031	$3,172,247
The Priceline Group, Inc. (a)	2,252	2,609,122
TripAdvisor, Inc. (a)	32,158	2,939,884
Vipshop Holdings Ltd. — ADR (a)	6,215	1,174,697

		9,967,030
Internet Software & Services — 18.9%
Alibaba Group Holding Ltd. (a)	24,669	2,191,841
Baidu, Inc. — ADR (a)	18,429	4,021,761
Facebook, Inc., Class A (a)	74,360	5,877,414
Google, Inc., Class A (a)	13,294	7,822,323
LinkedIn Corp., Class A (a)	20,019	4,159,748
Yahoo!, Inc. (a)	121,818	4,964,083

		29,037,170
IT Services — 5.7%
Alliance Data Systems Corp. (a)	12,577	3,122,492
Visa, Inc., Class A	26,644	5,685,030

		8,807,522
Machinery — 0.7%
Pentair PLC	16,884	1,105,733
Media — 10.3%
Comcast Corp., Class A	50,709	2,727,130
Liberty Global PLC, Series A (a)	94,704	4,028,708
Time Warner, Inc.	15,722	1,182,452
Twenty-First Century Fox, Inc., Class A	137,191	4,704,279
The Walt Disney Co.	35,400	3,151,662

		15,794,231
Oil, Gas & Consumable Fuels — 3.0%
Concho Resources, Inc. (a)	14,178	1,777,779
Gulfport Energy Corp. (a)	23,763	1,268,944
Laredo Petroleum, Inc. (a)	35,045	785,358
Range Resources Corp.	12,083	819,348

		4,651,429
Pharmaceuticals — 10.3%
AbbVie, Inc.	118,046	6,818,337
Allergan, Inc.	10,483	1,867,966
Perrigo Co. PLC	12,364	1,856,949
Valeant Pharmaceuticals International, Inc. (a)	40,262	5,282,374

		15,825,626
Real Estate Investment Trusts (REITs) — 1.1%
Crown Castle International Corp.	20,395	1,642,409
Road & Rail — 2.8%
Union Pacific Corp.	39,497	4,282,265
Software — 4.4%
salesforce.com, Inc. (a)	75,279	4,330,801

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	19

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software (concluded)
VMware, Inc., Class A (a)(b)	26,377	$2,475,218

		6,806,019
Specialty Retail — 1.1%
The Home Depot, Inc.	17,372	1,593,707
Technology Hardware, Storage & Peripherals — 4.3%
Apple Inc.	65,239	6,572,829
Wireless Telecommunication Services — 0.8%
SoftBank Corp.	17,300	1,208,386
Total Common Stocks — 98.6%		151,331,455

Preferred Stocks	Shares	Value
Software — 0.7%
Palantir Technologies, Inc., Series I (Acquired 2/11/14, cost $1,152,906) (a)(c)	188,076	$1,152,906
Total Preferred Stocks — 0.7%		1,152,906
Total Long-Term Investments
(Cost — $133,450,412) — 99.3%		152,484,361
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)(f)	$2,873	2,873,047
Total Short-Term Securities
(Cost — $2,873,047) — 1.9%		2,873,047
Total Investments (Cost — $136,323,459*) — 101.2%		155,357,408
Liabilities in Excess of Other Assets — (1.2)%		(1,803,741)

Net Assets — 100.0%		$153,553,667

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$136,515,476

Gross unrealized appreciation	$20,360,475
Gross unrealized depreciation	(1,518,543)

Net unrealized appreciation	$18,841,932

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted securities as to resale. As of September 30, 2014, the Fund held restricted securities with a current value of $1,152,906 and an original cost of $1,152,906, which was 0.8% of its net assets.

(d)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	86,122	(86,122)	—	$311
BlackRock Liquidity Series, LLC, Money Market Series	$2,994,825	$(121,778)	$2,873,047	$9,753

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows::

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

20	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$150,123,069	$1,208,386	$1,152,906	$152,484,361
Short-Term Securities	—	2,873,047	—	2,873,047
Total	$150,123,069	$4,081,433	$1,152,906	$155,357,408

[1]    See above Schedule of Investments for values in each industry.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(42,767)	—	$(42,767)
Collateral on securities loaned at value	—	(2,873,047)	—	(2,873,047)
Total	—	$(2,873,047)	—	$(2,873,047)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2013	—
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	—
Purchases	$1,152,906
Sales	—
Closing Balance, as of September 30, 2014	$1,152,906

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014[2]	—

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	21

Consolidated Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.3%
Healthscope Ltd. (a)	180,122	$384,802
Mesoblast Ltd. (a)(b)	21,675	81,779
National Australia Bank Ltd.	8,496	241,657

		708,238
Belgium — 0.1%
Anheuser-Busch InBev NV	941	104,355
RHJ International (a)	24,918	122,839
RHJ International — ADR (a)	5,827	28,730

		255,924
Brazil — 0.7%
BR Malls Participacoes SA	26,194	205,892
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	3,830	167,908
Cosan Ltd., Class A (b)	20,261	218,008
Cyrela Brazil Realty SA Empreendimentos e Participacoes	19,133	96,535
Hypermarcas SA (a)	27,763	200,077
Itau Unibanco Holding SA, Class S Preference Shares	27,644	385,565
MRV Engenharia e Participacoes SA	32,763	108,953
Oi SA — ADR	85,950	60,165
Petroleo Brasileiro SA — ADR	15,331	217,547
Qualicorp SA (a)	14,865	147,086
SLC Agricola SA	9,687	65,141

		1,872,877
Canada — 2.0%
Agrium, Inc.	2,759	245,551
Athabasca Oil Corp. (a)	39,460	201,889
Bank of Nova Scotia	3,516	217,468
Barrick Gold Corp.	22,102	324,015
Cameco Corp.	20,851	368,229
Canadian National Railway Co.	9,501	674,191
Canadian Natural Resources Ltd.	27,106	1,052,797
Eldorado Gold Corp.	38,113	256,934
First Quantum Minerals Ltd.	41,639	803,817
Goldcorp, Inc.	29,076	669,620
Magna International, Inc.	1,230	116,739
Platinum Group Metals Ltd. (a)	129,268	114,269
Silver Wheaton Corp.	9,354	186,425
Suncor Energy, Inc.	1,044	37,741
Teck Resources Ltd., Class B	9,052	170,992

		5,440,677
China — 1.0%
Alibaba Group Holding Ltd. — ADR (a)	5,541	492,318
Beijing Enterprises Holdings Ltd.	59,319	508,928
China Overseas Land & Investment Ltd.	118,000	302,829
CNOOC Ltd.	205,000	353,537
Dongfeng Motor Group Co. Ltd., Class H	37,800	61,978
Haitian International Holdings Ltd.	59,898	135,858

Common Stocks	Shares	Value
China (concluded)
Mindray Medical International Ltd. (b)	6,335	$191,064
SINA Corp. (a)	9,836	404,653
Sinopharm Group Co. Ltd., Class H	44,395	162,205
Zhongsheng Group Holdings Ltd.	96,925	103,866

		2,717,236
Denmark — 0.0%
TDC A/S	13,328	100,969
France — 3.8%
Arkema SA	5,192	347,915
AtoS (a)	5,931	429,501
AXA SA	15,662	385,797
BNP Paribas SA	17,577	1,166,560
Bouygues SA	274	8,882
Compagnie de Saint-Gobain	9,664	441,565
Danone	2,100	140,629
European Aeronautic Defence & Space Co. NV	14,507	911,922
GDF Suez	14,576	365,575
L’Oreal SA	849	134,648
LVMH Moet Hennessy Louis Vuitton SA	1,830	297,161
Orange SA	3,598	53,692
Remy Cointreau SA	2,481	178,618
Safran SA	21,248	1,377,594
Sanofi — ADR	3,226	182,043
Sanofi SA	9,667	1,093,060
Schneider Electric SA	702	53,487
Schneider Electric SE	4,529	347,478
Société Générale SA	6,977	355,884
Technip SA	5,450	457,181
Total SA	3,802	246,196
Total SA — ADR	8,866	571,414
UbiSOFT Entertainment (a)	13,293	217,994
Worldline SA (a)	15,469	312,612

		10,077,408
Germany — 1.9%
Allianz SE, Registered Shares	1,790	288,965
Bayerische Motoren Werke AG	2,472	264,195
Beiersdorf AG	2,223	184,958
Deutsche Annington Immobilien SE (a)	12,592	365,483
Deutsche Bank AG, Registered Shares	12,143	424,005
Deutsche Boerse AG	3,328	223,479
Deutsche Telekom AG, Registered Shares	17,988	272,278
Fresenius SE & Co. KGaA	7,661	378,218
Linde AG	1,687	322,909
RTL Group SA	1,302	111,485
RWE AG	2,731	106,293
Siemens AG, Registered Shares (a)	13,016	1,548,809
Volkswagen AG	107	22,108
Volkswagen AG, Preference Shares	3,138	648,026

		5,161,211

Portfolio Abbreviations
ADR American Depositary Receipts	GDR	Global Depositary Receipts	MXN	Mexican Peso
AUD Australian Dollar	HKD	Hong Kong Dollar	NYSE	New York Stock Exchange
BRL Brazilian Real	IDR	Indonesian Rupiah	PCL	Public Company Limited
CHF Swiss Franc	INR	Indian Rupee	PLN	Polish Zloty
CLP Chilean Peso	JPY	Japanese Yen	REIT	Real Estate Investment Trust
CNY Chinese Yuan	JSC	Joint Stock Company	SGD	Singapore Dollar
EUR Euro	LIBOR	London Interbank Offered Rate	S&P	Standard & Poor’s
FKA Formerly Known As	LIFFE	London International Financial	SPDR	Standard & Poor’s Depositary Receipts
FTSE Financial Times Stock Exchange		Futures and Options Exchange	WIBOR	Warsaw Interbank Offered Rate
GBP British Pound	MSCI	Morgan Stanley Capital International	USD	US Dollar

22	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong — 0.7%
AIA Group Ltd.	43,400	$223,976
Chaoda Modern Agriculture Holdings Ltd. (a)	715,816	21,474
FU JI Food and Catering Services Holdings Ltd. (a)	22,722	3,717
The Link REIT	63,844	368,420
Sino Biopharmaceutical Ltd.	160,000	159,229
Sun Hung Kai Properties Ltd.	53,000	752,025
Wharf Holdings Ltd.	65,000	461,677

		1,990,518
India — 0.4%
Axis Bank Ltd.	8,216	50,407
Cummins India Ltd.	26,478	286,987
HDFC Bank Ltd.	5,831	86,760
ICICI Bank Ltd.	2,201	51,035
Kotak Mahindra Bank Ltd.	3,442	56,327
Maruti Suzuki India Ltd.	3,190	165,532
Oil & Natural Gas Corp. Ltd.	40,490	267,391
Yes Bank Ltd.	6,025	54,476

		1,018,915
Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	133,510	164,628
Ireland — 0.3%
Shire PLC	5,736	494,908
XL Group PLC	6,167	204,559

		699,467
Israel — 0.7%
Check Point Software Technologies Ltd. (a)(b)	715	49,507
Mobileye NV (Acquired 8/7/14, cost $246,094) (c)	35,200	1,792,050

		1,841,557
Italy — 0.6%
EI Towers SpA (a)	5,504	291,376
Enel SpA (a)	54,866	290,249
Intesa Sanpaolo SpA	129,632	391,326
Snam SpA	25,313	139,774
Telecom Italia SpA (a)	88,919	101,704
Telecom Italia SpA	24,611	21,754
Terna Rete Elettrica Nazionale SpA (a)	14,685	73,713
UniCredit SpA	20,853	163,820

		1,473,716
Japan — 10.1%
Aisin Seiki Co. Ltd.	6,320	228,117
Ajinomoto Co., Inc.	8,000	133,040
Alpine Electronics, Inc.	1,000	16,512
Asahi Kasei Corp.	30,900	251,289
Astellas Pharma, Inc.	12,450	185,425
Autobacs Seven Co. Ltd.	800	12,424
The Bank of Yokohama Ltd.	8,000	43,991
Bridgestone Corp.	16,600	549,044
Canon Marketing Japan, Inc.	800	15,411
The Chiba Bank Ltd.	7,000	48,695
Chubu Electric Power Co., Inc. (a)	7,800	89,547
Daihatsu Motor Co. Ltd.	2,400	38,084
Daikin Industries Ltd.	4,700	291,556
Daikyo, Inc.	13,000	24,330
Daito Trust Construction Co. Ltd.	1,700	201,030
Dena Co. Ltd.	14,100	179,259
Denso Corp.	15,130	698,042
East Japan Railway Co.	9,127	683,637
FANUC Corp.	1,000	180,853
Fuji Heavy Industries Ltd.	54,060	1,790,828
Fukuoka Financial Group, Inc.	26,000	124,026

Common Stocks	Shares	Value
Japan (continued)
Futaba Industrial Co. Ltd.	8,270	$48,049
Gree, Inc. (b)	17,400	118,642
GS Yuasa Corp.	9,000	52,440
GungHo Online Entertainment, Inc. (b)	18,400	87,599
Hitachi Chemical Co. Ltd.	10,900	193,607
Hitachi High-Technologies Corp.	1,200	34,509
Hitachi Ltd.	80,200	612,731
Honda Motor Co. Ltd.	18,940	649,828
Hoya Corp.	11,401	382,848
IHI Corp.	37,000	191,747
Inpex Corp.	47,099	665,889
Isuzu Motors Ltd.	15,500	219,207
Japan Airlines Co. Ltd.	18,800	514,418
JGC Corp.	15,580	425,670
JSR Corp.	17,300	301,917
Kamigumi Co. Ltd.	1,000	9,470
KDDI Corp.	8,100	487,265
Keyence Corp.	200	86,837
Kinden Corp.	1,000	10,284
Kirin Holdings Co. Ltd.	11,100	147,261
Koito Manufacturing Co. Ltd.	1,700	46,246
Komatsu Ltd.	5,900	136,356
Kubota Corp.	9,880	156,434
Kuraray Co. Ltd.	17,820	209,328
Kyocera Corp.	5,000	233,535
Kyowa Hakko Kirin Co. Ltd.	4,000	49,201
Mabuchi Motor Co. Ltd.	400	34,899
Maeda Road Construction Co. Ltd.	1,000	15,543
Mitsubishi Corp.	26,190	536,378
Mitsubishi Electric Corp.	32,000	426,598
Mitsubishi Heavy Industries Ltd.	45,000	289,703
Mitsubishi UFJ Financial Group, Inc.	114,200	643,599
Mitsui & Co. Ltd.	86,220	1,360,042
MS&AD Insurance Group Holdings	16,615	362,408
Murata Manufacturing Co. Ltd.	2,240	254,610
Nabtesco Corp.	2,000	47,911
Namco Bandai Holdings, Inc.	1,900	48,880
NEC Corp.	73,000	252,316
Nexon Co. Ltd.	5,800	47,832
Nikon Corp.	2,700	39,050
Nintendo Co. Ltd.	3,500	381,249
Nippon Express Co. Ltd.	9,000	37,695
Nippon Telegraph & Telephone Corp.	3,910	242,476
Nitori Holdings Co. Ltd.	2,900	179,670
Nitto Denko Corp.	7,900	432,574
NKSJ Holdings, Inc.	10,900	264,418
Nomura Real Estate Holdings, Inc.	7,200	123,823
Okumura Corp.	29,270	171,002
Omron Corp.	2,100	95,441
Otsuka Holdings Co. Ltd.	6,200	213,703
Rinnai Corp.	2,550	211,567
Rohm Co. Ltd.	6,260	394,161
Ryohin Keikaku Co. Ltd.	1,300	154,993
Sanrio Co. Ltd.	1,500	43,481
Sawai Pharmaceutical Co. Ltd.	700	40,264
Sega Sammy Holdings, Inc.	7,800	125,588
Seino Holdings Co. Ltd.	2,000	16,033
Shimamura Co. Ltd.	300	27,580
Shin-Etsu Chemical Co. Ltd.	10,220	669,606
Ship Healthcare Holdings, Inc.	3,400	108,753
The Shizuoka Bank Ltd.	4,000	41,186
SMC Corp.	400	110,296
Sohgo Security Services Co. Ltd.	1,100	25,878
Sony Corp.	7,500	134,604
Sony Financial Holdings, Inc.	14,900	241,005
Stanley Electric Co. Ltd.	1,100	23,814

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Sumitomo Corp.	23,400	$258,269
Sumitomo Dainippon Pharma Co. Ltd.	4,300	54,858
Sumitomo Electric Industries Ltd.	14,000	207,253
Sumitomo Mitsui Financial Group, Inc.	16,200	660,061
Sumitomo Mitsui Trust Holdings, Inc.	32,000	133,231
Suntory Beverage & Food Ltd.	4,900	173,517
Suzuki Motor Corp.	31,261	1,036,778
THK Co. Ltd.	1,100	27,411
Toda Corp.	38,000	191,181
Tokio Marine Holdings, Inc.	41,502	1,287,708
Tokyo Gas Co. Ltd.	79,581	447,176
Toyota Industries Corp.	13,414	648,938
Toyota Motor Corp.	7,900	464,830
Trend Micro, Inc.	1,300	44,048
TV Asahi Holdings Corp.	800	12,616
Ube Industries Ltd.	69,600	110,987
Yamada Denki Co. Ltd.	102,300	298,597
Yamaha Corp.	2,700	35,300
Yamaha Motor Co. Ltd.	3,600	70,541

		26,890,387
Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC — GDR	10,010	172,404
Malaysia — 0.3%
Axiata Group Bhd	137,951	294,535
IHH Healthcare Bhd	221,400	342,848
Telekom Malaysia Bhd	64,514	129,795

		767,178
Mexico — 0.4%
America Movil SAB de CV, Series L — ADR	5,971	150,469
Fibra Uno Administracion SA de CV	132,530	435,961
Fomento Economico Mexicano SAB de CV — ADR	1,199	110,368
Grupo Televisa S.A.B.	22,123	150,144
TF Administradora Industrial S de RL de CV	127,085	279,993

		1,126,935
Netherlands — 1.4%
Akzo Nobel NV	5,361	366,808
Constellium NV, Class A (a)	14,184	349,068
ING Groep NV — CVA (a)	29,143	414,247
Koninklijke DSM NV	4,898	302,005
Koninklijke Philips NV	4,354	138,457
Royal Dutch Shell PLC, A Shares — ADR	11,489	874,658
SBM Offshore NV (a)	37,739	547,224
Unilever NV — CVA	21,017	834,067

		3,826,534
Norway — 0.3%
Statoil ASA	26,110	710,865
Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	19,736	118,844
Russia — 0.0%
Novorossiysk Commercial Sea Port PJSC — GDR (a)	6,901	19,737
Polyus Gold International Ltd. (a)(b)	15,313	47,725

		67,462
Singapore — 0.7%
CapitaLand Ltd.	229,700	575,457
Global Logistic Properties Ltd.	146,000	309,901
Keppel Corp. Ltd.	59,000	485,296
Raffles Medical Group Ltd.	35,300	106,541

Common Stocks	Shares	Value
Singapore (concluded)
Singapore Telecommunications Ltd.	116,300	$346,191

		1,823,386
South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	36,788	145,025
South Korea — 0.6%
Hyundai Motor Co.	1,592	286,836
Hyundai Wia Corp.	712	144,878
LG Household & Health Care Ltd.	145	69,584
Orion Corp.	11	9,113
Samsung Electronics Co. Ltd.	687	769,445
Samsung Electronics Co. Ltd., Preference Shares	42	35,731
Samsung Heavy Industries Co. Ltd.	4,652	110,997
Samsung SDI Co. Ltd.	538	62,304

		1,488,888
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA	28,817	346,828
Gas Natural SDG SA (a)	4,032	118,609

		465,437
Sweden — 0.5%
Getinge AB	8,935	224,335
Lundin Petroleum AB (a)	37,598	635,571
Svenska Handelsbanken AB, Class A	8,063	377,603

		1,237,509
Switzerland — 2.0%
Nestle SA, Registered Shares	17,875	1,313,652
Novartis AG, Registered Shares	8,397	790,732
Roche Holding AG	5,618	1,659,013
Swisscom AG, Registered Shares	169	95,795
Syngenta AG, Registered Shares	2,651	839,428
TE Connectivity Ltd.	962	53,189
UBS AG, Registered Shares	37,194	646,537

		5,398,346
Taiwan — 0.1%
Cheng Shin Rubber Industry Co. Ltd.	47,341	104,411
Far EasTone Telecommunications Co. Ltd.	48,635	93,243
Taiwan Mobile Co. Ltd.	31,000	94,002
Yulon Motor Co. Ltd.	58,059	86,725

		378,381
Thailand — 0.2%
Bangkok Dusit Medical Services PCL	493,500	281,565
Bumrungrad Hospital PCL	30,600	124,571

		406,136
United Arab Emirates — 0.1%
Al Noor Hospitals Group PLC	12,415	204,887
NMC Health PLC (b)	21,044	162,730

		367,617
United Kingdom — 2.9%
Antofagasta PLC	56,692	659,679
AstraZeneca PLC	6,445	461,864
AstraZeneca PLC — ADR	1,849	132,093
BHP Billiton PLC	15,675	433,577
BT Group PLC	52,674	323,101
CNH Industrial NV — NYSE	3,789	30,047
Delphi Automotive PLC	3,113	190,951
Delta Topco Ltd. (Acquired 5/02/12, cost $227,998) (c)	369,427	216,484
Diageo PLC	2,282	65,817

24	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Diageo PLC — ADR	2,925	$337,545
Guinness Peat Group PLC (a)	43,350	20,136
HSBC Holdings PLC	63,314	643,348
John Wood Group PLC	10,674	130,831
Legal & General Group PLC	35,883	132,778
Lloyds Banking Group PLC (a)	390,133	485,349
Manchester United PLC, Class A (a)	6,853	112,937
National Grid PLC	24,979	359,069
Ophir Energy Plc (a)(b)	96,971	360,468
Prudential PLC	17,143	381,110
Rio Tinto PLC	23,682	1,160,408
SABMiller PLC	4,826	267,445
Spire Healthcare Group PLC (a)(d)	58,536	274,531
Unilever PLC	6,009	251,523
Vodafone Group PLC	40,480	133,390
Vodafone Group PLC — ADR	5,300	174,317

		7,738,798
United States — 28.2%
AbbVie, Inc.	21,717	1,254,374
Accenture PLC, Class A	589	47,897
ACE Ltd.	493	51,701
Actavis PLC (a)	2,400	579,072
Activision Blizzard, Inc.	30,167	627,172
Adobe Systems, Inc. (a)(b)	793	54,868
AES Corp.	19,598	277,900
Aetna, Inc.	5,523	447,363
Agilent Technologies, Inc.	8,571	488,376
Alexion Pharmaceuticals, Inc. (a)	1,932	320,364
Allergan, Inc.	2,825	503,387
Alliance Data Systems Corp. (a)	185	45,930
The Allstate Corp.	2,825	173,370
Amdocs Ltd.	1,068	49,000
American Capital Agency Corp.	3,435	72,994
American Electric Power Co, Inc.	6,482	338,425
American Express Co.	9,421	824,714
American International Group, Inc.	9,541	515,405
American Tower Corp.	2,724	255,048
American Water Works Co., Inc.	4,946	238,546
Ameriprise Financial, Inc.	437	53,917
AmerisourceBergen Corp.	645	49,859
Amgen, Inc.	486	68,264
Anadarko Petroleum Corp.	4,507	457,190
Apple Inc.	534	53,801
Archer-Daniels-Midland Co.	1,121	57,283
AT&T Inc.	3,833	135,075
Avnet, Inc.	1,071	44,447
AXIS Capital Holdings Ltd.	876	41,461
Bank of America Corp.	93,610	1,596,051
The Bank of New York Mellon Corp.	6,891	266,888
BB&T Corp.	7,488	278,628
Becton Dickinson & Co.	367	41,768
Berkshire Hathaway, Inc., Class B (a)	4,252	587,371
Biogen Idec, Inc. (a)	1,882	622,584
The Boeing Co.	346	44,073
BorgWarner, Inc.	4,153	218,489
Bristol-Myers Squibb Co.	7,651	391,578
C.R. Bard, Inc.	313	44,668
Calpine Corp. (a)	18,546	402,448
Capital One Financial Corp.	5,820	475,028
Cardinal Health, Inc.	3,719	278,627
CareFusion Corp. (a)	1,025	46,381
Castlight Health, Inc., Class B (a)(b)	3,019	39,066
Catalent, Inc. (a)	10,058	251,752

Common Stocks	Shares	Value
United States (continued)
Catamaran Corp. (a)	5,200	$219,180
Celgene Corp. (a)	4,705	445,940
CenterPoint Energy, Inc.	8,133	199,014
CF Industries Holdings, Inc.	187	52,214
Charter Communications, Inc., Class A (a)	1,376	208,285
Chesapeake Energy Corp.	5,691	130,836
Chevron Corp.	3,521	420,126
The Chubb Corp.	443	40,348
Cimarex Energy Co.	2,012	254,578
Cintas Corp.	715	50,472
Cisco Systems, Inc.	35,699	898,544
Citigroup, Inc.	18,030	934,315
CNA Financial Corp.	1,132	43,050
Coach, Inc.	18,281	650,986
The Coca-Cola Co.	18,040	769,586
Colfax Corp. (a)	9,779	557,110
Colgate-Palmolive Co.	5,207	339,601
Comcast Corp., Class A	22,426	1,206,070
Computer Sciences Corp.	998	61,028
CONSOL Energy, Inc.	6,173	233,710
Constellation Brands, Inc., Class A (a)	645	56,218
Crown Castle International Corp.	2,051	165,167
Crown Holdings, Inc. (a)	5,704	253,942
CSX Corp.	8,666	277,832
Cubist Pharmaceuticals, Inc. (a)(b)	3,552	235,640
Cummins, Inc.	1,454	191,899
CVS Health Corp.	2,568	204,387
Danaher Corp.	2,777	210,996
Devon Energy Corp.	3,909	266,516
Diamondback Energy, Inc. (a)	6,074	454,214
Discover Financial Services	9,465	609,451
DISH Network Corp., Class A (a)	3,793	244,952
Dominion Resources, Inc.	7,596	524,808
Dover Corp.	489	39,281
DTE Energy Co.	1,160	88,253
Eaton Corp. PLC	7,495	474,958
eBay, Inc. (a)	15,268	864,627
Eclipse Resources Corp. (a)(b)	11,807	196,232
Ecolab, Inc.	1,226	140,782
Electronic Arts, Inc. (a)	11,175	397,942
Energizer Holdings, Inc.	372	45,834
Envision Healthcare Holdings, Inc. (a)	9,093	315,345
EOG Resources, Inc.	2,036	201,605
Equity Residential	7,304	449,780
Fastenal Co.	6,633	297,822
FedEx Corp.	2,494	402,656
Fidelity National Information Services, Inc.	1,044	58,777
Fifth Third Bancorp	9,173	183,643
FMC Corp.	6,181	353,491
Ford Motor Co.	45,450	672,205
Freeport-McMoRan Copper & Gold, Inc.	34,482	1,125,837
The Fresh Market, Inc. (a)	7,292	254,710
General Dynamics Corp.	495	62,910
Gilead Sciences, Inc. (a)	2,998	319,137
The Goldman Sachs Group, Inc.	3,120	572,738
The Goodyear Tire & Rubber Co.	8,491	191,769
Google, Inc., Class A (a)	1,717	1,010,300
Google, Inc., Class C (a)	2,147	1,239,592
Harris Corp.	653	43,359
HCA Holdings, Inc. (a)	9,038	637,360
HealthSouth Corp.	4,995	184,316
Helmerich & Payne, Inc.	593	58,037
Humana, Inc.	3,999	521,030
Informatica Corp. (a)	3,874	132,646

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	25

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
International Flavors & Fragrances, Inc.	1,295	$124,165
International Paper Co.	1,073	51,225
Intuit, Inc.	606	53,116
JB Hunt Transport Services, Inc.	3,397	251,548
Johnson Controls, Inc.	6,165	271,260
JPMorgan Chase & Co.	24,720	1,489,133
Kimberly-Clark Corp.	2,502	269,140
KLA-Tencor Corp.	553	43,565
Kohl’s Corp.	761	46,444
The Kroger Co.	1,127	58,604
L-3 Communications Holdings, Inc.	464	55,179
Lear Corp.	720	62,215
Liberty Media Corp., Class A (a)	7,338	346,207
Liberty Media Corp., Class C (a)	15,863	745,402
Lincoln National Corp.	1,444	77,370
Lululemon Athletica, Inc. (a)	4,454	187,113
Macy’s, Inc.	725	42,181
Marathon Oil Corp.	1,216	45,709
Marathon Petroleum Corp.	526	44,536
Marsh & McLennan Cos., Inc.	5,728	299,804
MasterCard, Inc., Class A	18,679	1,380,752
McDonald’s Corp.	6,540	620,057
McKesson Corp.	4,738	922,346
Medtronic, Inc.	5,960	369,222
MetLife, Inc.	5,491	294,977
Mettler-Toledo International, Inc. (a)	736	188,512
Microsoft Corp.	1,150	53,314
Mondelez International, Inc., Class A	4,610	157,962
Motorola Solutions, Inc.	685	43,347
Murphy Oil Corp.	1,597	90,885
Mylan, Inc. (a)	2,388	108,630
NextEra Energy Partners LP (a)	1,817	63,032
NextEra Energy, Inc.	4,849	455,224
Northrop Grumman Corp.	521	68,647
NRG Energy, Inc.	6,857	209,001
NRG Yield, Inc., Class A	930	43,757
Oasis Petroleum, Inc. (a)	2,848	119,075
Oceaneering International, Inc.	9,004	586,791
Ocwen Financial Corp. (a)	5,910	154,724
Oracle Corp.	30,383	1,163,061
PACCAR, Inc.	4,002	227,614
Parker Hannifin Corp.	379	43,263
Parsley Energy, Inc., Class A (a)(b)	7,921	168,955
PerkinElmer, Inc.	4,858	211,809
Perrigo Co. PLC	1,622	243,608
Pfizer, Inc.	38,321	1,133,152
Phillips 66	14,751	1,199,404
Pitney Bowes, Inc.	1,721	43,008
PPG Industries, Inc.	357	70,236
PPL Corp.	10,208	335,231
Precision Castparts Corp.	2,615	619,441
The Procter & Gamble Co.	23,998	2,009,593
Prudential Financial, Inc.	2,244	197,337
Raytheon Co.	649	65,951
Regeneron Pharmaceuticals, Inc. (a)	268	96,619
Regions Financial Corp.	32,859	329,904
Reinsurance Group of America, Inc.	603	48,318
Rockwell Automation, Inc.	6,046	664,334
Schlumberger Ltd.	7,289	741,218
Seagate Technology PLC	872	49,939
Sealed Air Corp.	6,997	244,055
SeaWorld Entertainment, Inc.	1,814	34,883
Sempra Energy	4,014	422,995
Southern Copper Corp.	18,922	561,037
The St. Joe Co. (a)	48,579	968,179

Common Stocks		Shares	Value
United States (concluded)
Stanley Black & Decker, Inc.		5,014	$445,193
Stone Energy Corp. (a)		7,959	249,594
Team Health Holdings, Inc. (a)		2,346	136,045
Tenet Healthcare Corp. (a)		4,692	278,658
Thermo Fisher Scientific, Inc.		5,310	646,227
Time Warner Cable, Inc.		394	56,535
Twitter, Inc. (a)		32,285	1,665,260
U.S. Bancorp		7,281	304,564
Union Pacific Corp.		10,552	1,144,048
United Continental Holdings, Inc. (a)		22,588	1,056,893
United Parcel Service, Inc., Class B		12,541	1,232,655
United Technologies Corp.		9,325	984,720
UnitedHealth Group, Inc.		10,504	905,970
Universal Health Services, Inc., Class B		3,980	415,910
Valero Energy Corp.		1,220	56,449
Veeva Systems, Inc. (a)		16,058	452,354
Verizon Communications, Inc.		18,712	935,413
Verizon Communications, Inc.		2,894	145,163
Vertex Pharmaceuticals, Inc. (a)		3,117	350,070
Viacom, Inc., Class B		528	40,624
Visa, Inc., Class A		7,459	1,591,527
VMware, Inc., Class A (a)(b)		1,487	139,540
Walgreen Co.		2,406	142,604
Waters Corp. (a)		2,658	263,461
WellCare Health Plans, Inc. (a)		2,856	172,331
WellPoint, Inc.		494	59,092
Wells Fargo & Co.		36,975	1,917,893
Western Digital Corp.		840	81,749
Wyndham Worldwide Corp.		660	53,632
Zimmer Holdings, Inc.		1,788	179,783

			75,151,864
Total Common Stocks — 60.8%			161,805,337

Corporate Bonds		Par (000)	Value
Argentina — 0.1%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (d)	USD	25	18,250
YPF SA:
8.88%, 12/19/18 (d)		164	168,920
8.75%, 4/04/24 (d)		109	111,180

			298,350
Australia — 0.2%
FMG Resources August 2006 Property Ltd.,
6.00%, 4/01/17 (d)		72	72,540
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		336	372,960

			445,500
Belgium — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		97	96,871
Brazil — 0.1%
Petrobras Global Finance BV, 2.37%, 1/15/19 (e)		391	390,883
Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (d)		57	63,893
Chile — 0.2%
Banco Del Estado De Chile/New York, Series YCD, 2.03%, 4/25/15		194	195,489
Banco Santander Chile, 2.11%, 6/07/18 (d)(e)		265	269,306

26	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Chile (concluded)
Inversiones Alsacia SA, 8.00%, 8/18/18 (a)(d)(f)	USD	123	$85,927

			550,722
China — 0.0%
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(f)(g)	SGD	400	3,136
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(f)	USD	300	1,500
SINA Corp., 1.00%, 12/01/18 (d)(g)		136	125,205

			129,841
France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		410	411,168
Germany — 0.1%
Volkswagen International Finance NV, 5.50%, 11/09/15 (d)(g)	EUR	300	390,701
Hong Kong — 0.0%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(f)(g)	CNY	1,900	—
India — 0.3%
REI Agro Ltd.:
5.50%, 11/13/14 (a)(d)(f)(g)	USD	220	44,000
5.50%, 11/13/14 (a)(f)(g)		152	30,400
Reliance Holdings USA, Inc., 4.50%, 10/19/20 (d)		250	261,547
State Bank of India, 3.62%, 4/17/19 (d)		205	208,037
Suzlon Energy Ltd., 3.25%, 7/16/19		492	369,000

			912,984
Italy — 0.3%
Intesa Sanpaolo SpA, 3.88%, 1/15/19		300	311,227
Telecom Italia Finance SA, 6.13%, 11/15/16 (d)(g)	EUR	200	307,933
Telecom Italia SpA, 5.30%, 5/30/24 (d)	USD	200	196,000

			815,160
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		250	252,653
Luxembourg — 0.1%
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		166	177,205
Mexico — 0.1%
Trust F/1401, 5.25%, 12/15/24 (d)		200	208,000
Netherlands — 0.2%
Bio City Development Co. BV, 0.00%, 7/06/18 (a)(d)(f)(h)		800	492,160
Singapore — 0.4%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	250	196,461
2.95%, 6/20/22 (g)		500	393,411
1.95%, 10/17/23 (d)(g)		250	200,380
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	200	214,500

			1,004,752
South Korea — 0.0%
Hyundai Capital America, 2.13%, 10/02/17 (d)		83	84,005
Spain — 0.2%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (g)	EUR	300	387,064
Telefonica SA, 5.50%, 7/24/17 (g)		100	133,707

			520,771

Corporate Bonds		Par (000)	Value
United Arab Emirates — 0.3%
Dana Gas Sukuk Ltd.:
7.00%, 10/31/17 (d)	USD	517	$476,045
9.00%, 10/31/17 (d)		258	237,434

			713,479
United Kingdom — 0.2%
BAT International Finance PLC, 2.13%, 6/07/17 (d)		134	136,179
Delta Topco Ltd. (Acquired 5/02/12-1/02/14,cost $315,184), 10.00%, 11/24/60 (c)		310	311,016

			447,195
United States — 2.9%
Ally Financial Inc.:
2.75%, 1/30/17		203	198,940
3.50%, 1/27/19		145	141,013
American Tower Corp., 3.40%, 2/15/19		60	61,300
AT&T Inc., 2.38%, 11/27/18		346	349,237
Bank of America Corp.:
2.00%, 1/11/18		191	190,169
1.30%, 3/22/18 (e)		99	100,838
6.88%, 4/25/18		129	148,789
2.60%, 1/15/19		136	135,735
Best Buy Co., Inc., 5.00%, 8/01/18		132	135,960
BioMarin Pharmaceutical, Inc.:
0.75%, 10/15/18 (g)		51	53,996
1.50%, 10/15/20 (g)		51	55,845
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (g)		27	34,746
Building Materials Corp. of America, 6.88%, 8/15/18 (d)		38	39,330
Cablevision Systems Corp., 5.88%, 9/15/22		81	78,367
Capital One Bank USA NA, 2.15%, 11/21/18		250	249,095
Chesapeake Energy Corp., 3.48%, 4/15/19 (e)		83	83,207
CIT Group, Inc., 4.75%, 2/15/15 (d)		154	155,540
Cobalt International Energy, Inc.:
2.63%, 12/01/19 (g)		318	263,344
3.13%, 5/15/24 (g)		392	350,350
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		82	76,260
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (g)		84	195,667
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		324	321,716
2.38%, 1/16/18		200	201,843
5.00%, 5/15/18		200	218,429
Forest City Enterprises, Inc., 4.25%, 8/15/18 (g)		141	154,836
Forest Laboratories, Inc.:
4.38%, 2/01/19 (d)		171	179,988
5.00%, 12/15/21 (d)		120	128,266
General Electric Capital Corp.:
5.55%, 5/04/20		96	109,840
6.38%, 11/15/67 (e)		152	164,540
General Motors Financial Co., Inc., 3.50%, 7/10/19		206	207,544
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		156	728,423
HSBC USA, Inc., 1.63%, 1/16/18		162	161,417
Hughes Satellite Systems Corp., 7.63%, 6/15/21		58	63,220
JPMorgan Chase & Co., 6.13%, 6/27/17		101	112,586
Morgan Stanley, 7.30%, 5/13/19		100	119,276
Mylan, Inc.:
3.75%, 9/15/15 (g)		140	478,275
2.55%, 3/28/19		180	179,002

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	27

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United States (concluded)
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23	USD	112	$113,120
Salesforce.com, Inc., 0.25%, 4/01/18 (g)		142	158,330
SunGard Data Systems, Inc., 7.38%, 11/15/18		71	73,130
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (g)		147	195,326
Twitter, Inc., 1.00%, 9/15/21 (d)(g)		123	120,309
WellPoint, Inc., 2.75%, 10/15/42 (g)		155	255,266
Xerox Corp., 6.35%, 5/15/18		87	99,409

			7,641,819
Total Corporate Bonds — 6.0%			16,048,112

Floating Rate Loan Interests (e)
Canada — 0.0%
Essar Steel Algoma, Inc. (FKA Algoma Steel, Inc.), Term Loan, 12.25%, 11/15/14		94	94,419
Cyprus — 0.1%
Drillships Ocean Ventures, Inc., Term Loan, 5.50%, 7/25/21		99	95,837
Germany — 0.1%
Deutsche Raststatten Gruppe IV GmbH:
Facility A - 2nd Amended, 3.33% - 3.41%, 12/10/18	EUR	132	166,434
Facility B - 2nd Amended, 3.66%, 12/10/19		53	67,195

			233,629
United States — 1.0%
AP One Channel Center Mezz LLC, Mezzanine Term Loan, 6.40%, 7/14/19	USD	107	107,000
Charter Communications Operating LLC, Term G Loan, 4.25%, 9/10/21		170	169,381
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		149	142,442
Fieldwood Energy LLC, Closing Date Loan (Second Lien), 8.38%, 9/30/20		202	201,919
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.15%, 2/27/21		419	410,932
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		669	657,497
Mallinckrodt International Finance SA, Initial Term B Loan, 3.50%, 3/19/21		69	67,724
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		95	94,749
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.00%, 2/21/21		198	188,187
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.25%, 12/16/20		296	292,198
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.25%, 12/16/20		41	40,642
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.25%, 12/16/20		15	15,159
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		308	302,350

			2,690,180
Total Floating Rate Loan Interests — 1.2%			3,114,065

Foreign Agency Obligations		Par (000)		Value
Brazil — 0.0%
Petrobras International Finance Co., 5.38%, 1/27/21	USD	81		$81,876

Foreign Government Obligations		Par (000)		Value
Argentina — 0.3%
Provincia de Buenos Aires, 10.88%, 1/26/21		100		90,250
Republic of Argentina:
8.75%, 5/07/24		317		286,084
Series X, 7.00%, 4/17/17		559		498,853

				875,187
Australia — 1.8%
Australia Government Bonds:
5.25%, 3/15/19	AUD	1,975		1,897,876
2.75%, 10/21/19		3,379		2,922,949

				4,820,825
Brazil — 1.9%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/23	BRL	1		1,523,645
Series B, 6.00%, 8/15/24		—	(i)	66,385
Series F, 10.00%, 1/01/21		5		1,902,383
Series F, 10.00%, 1/01/23		2		671,881
Series F, 10.00%, 1/01/25		1		476,162
Federative Republic of Brazil, 4.88%, 1/22/21	USD	321		341,223

				4,981,679
Germany — 0.8%
Bundesrepublik Deutschland, Series 2007, 4.25%, 7/04/17	EUR	1,583		2,236,872
Indonesia — 0.1%
Republic of Indonesia, 7.88%, 4/15/19	IDR	3,142,000		253,990
Mexico — 1.7%
United Mexican States:
8.00%, 12/07/23	MXN	168		1,419,548
10.00%, 12/05/24		333		3,196,669

				4,616,217
Poland — 0.8%
Republic of Poland:
5.25%, 10/25/20	PLN	2,889		1,002,779
5.75%, 10/25/21		3,017		1,084,208

				2,086,987
United Kingdom — 1.3%
United Kingdom Gilt, 2.25%, 9/07/23	GBP	2,050		3,306,284
Total Foreign Government Obligations — 8.7%				23,178,041

Investment Companies		Shares
ETFS Gold Trust (a)(j)		6,492		769,172
ETFS Palladium Trust (a)(j)		1,924		144,646
ETFS Platinum Trust (a)(j)		1,624		205,095
iShares Gold Trust (a)(j)(k)		53,697		628,255
SPDR Gold Trust (a)(j)		5,324		618,702
Total Investment Companies — 0.9%				2,365,870

28	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities
Capital Trusts		Par (000)	Value
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (d)(e)(l)	USD	33	$33,908
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (e)		174	184,440
United Kingdom — 0.4%
HSBC Holdings PLC, 6.38% (e)(l)		435	434,456
Lloyds Bank PLC, 13.00% (e)(l)	GBP	255	683,128

			1,117,584
United States — 0.7%
Citigroup, Inc., 5.95% (e)(l)	USD	100	99,969
General Electric Capital Corp., Series B, 6.25% (e)(l)		200	215,500
The Goldman Sachs Group, Inc., Series L, 5.70% (e)(l)		232	235,364
Intel Corp., 3.25%, 8/01/39 (g)		81	135,827
JPMorgan Chase & Co.:
Series X, 6.10% (e)(l)		523	517,116
Series Q, 5.15% (e)(l)		259	246,697
Morgan Stanley, Series H, 5.45% (e)(l)		171	169,717
NBCUniversal Enterprise, Inc., 5.25% (d)(l)		100	104,000
USB Capital IX, 3.50% (e)(l)		195	165,750

			1,889,940
Total Capital Trusts — 1.2%			3,225,872

Preferred Stocks		Shares	Value
United Kingdom — 0.2%
HSBC Holdings PLC, Series 2, 8.00%		5,662	150,836
Royal Bank of Scotland Group PLC:
Series M, 6.40%		4,450	109,025
Series Q, 6.75%		3,618	90,486
Series T, 7.25%		5,265	132,941

			483,288
United States — 1.2%
American Tower Corp., Series A, 5.25% (g)		1,070	116,095
Cliffs Natural Resources, Inc., 7.00% (g)		5,763	64,546
Crown Castle International Corp., Series A, 4.50% (g)		2,440	256,639
Dominion Resources, Inc., 6.38% (g)		2,500	124,750
Dropbox, Inc., Series C (Acquired 1/28/14, cost $695,990) (a)(c)		36,437	616,514
Fannie Mae, Series S, 8.13% (b)(e)		16,603	152,748
Forestar Group, Inc., 6.00% (g)		5,400	127,710
Health Care REIT, Inc., Series I, 6.50% (g)		3,862	220,829
Lookout, Inc., Series F (Acquired 9/19/14, cost $130,577), 0.40% (c)		11,431	130,577
NextEra Energy, Inc., 5.60% (g)		3,451	215,066
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $272,246) (a)(c)		44,412	272,246
Stanley Black & Decker, Inc., 6.25% (g)		756	85,572
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $418,728) (a)(c)		6,748	418,728
United Technologies Corp., 7.50% (g)		1,882	110,831
US Bancorp:
Series F, 6.50% (e)		5,118	146,784
Series G, 6.00% (e)		3,150	85,019

Preferred Stocks		Shares	Value
United States (concluded)
Wells Fargo & Co., Series L, 7.50% (g)		94	$113,036

			3,257,690
Total Preferred Stocks — 1.4%			3,740,978

Trust Preferreds
Netherlands — 0.2%
RBS Capital Funding Trust V, Series E, 5.90% (l)		7,796	183,518
RBS Capital Funding Trust VII, Series G, 6.08% (l)		9,822	234,648

			418,166
United States — 0.2%
Citigroup Capital XIII, Series 2, 7.88%, 10/30/40 (e)		9,236	248,633
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (e)		11,414	303,727

			552,360
Total Trust Preferreds — 0.4%			970,526
Total Preferred Securities — 3.0%			7,937,376

U.S. Treasury Obligations		Par (000)
U.S. Treasury Notes:
0.25%, 1/15/15-3/31/15 (j)(m)	USD	4,585	4,587,728
1.25%, 10/31/18 (n)		1,382	1,364,824
1.63%, 7/31/19-8/31/19		3,974	3,948,215
2.25%, 4/30/21		1,957	1,966,584
2.00%, 5/31/21		2,614	2,583,382
Total U.S. Treasury Obligations — 5.4%			14,450,733

Warrants (o)		Shares
Australia — 0.1%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		124,320	103,720
Hong Kong — 0.0%
Sun Hung Kai Properties Ltd. (Issued/exercisable 4/23/14, 1 Share for 1 warrant, Expires 4/22/16, Strike Price HKD 98.60)		4,666	7,800
Spain — 0.0%
Banco Bilbao Vizcaya (Issued/exercisable 9/29/14, 1 Share for 1 warrant, Expires 10/16/14, Strike Price EUR .001)		28,817	—
Total Warrants — 0.1%			111,520
Total Long-Term Investments (Cost — $210,578,667) — 86.1%			229,092,930

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	29

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities
Foreign Agency Obligations (p)		Par (000)	Value
Japan Treasury Discount Bill:
0.01%, 11/25/14	JPY	50,000	$455,888
0.01%, 12/15/14		30,000	273,508
0.00%, 1/08/15		50,000	455,892
0.02%, 3/10/15		30,000	273,508
Mexico Cetes:
3.51%, 10/16/14	MXN	1,071	796,484
3.57%, 11/13/14		429	317,933
3.03%, 12/11/14		1,308	968,533
3.01%, 1/22/15		794	585,742
2.99%, 2/05/15		262	193,023
2.99%, 2/19/15		366	268,963
3.00%, 3/05/15		655	481,465
3.00%, 3/19/15		521	382,454
Total Foreign Agency Obligations — 2.1%			5,453,393

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (k)(q)		3,745,472	3,745,472
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (k)(q)(r)	USD	1,874	1,874,134
Total Money Market Funds — 2.1%			5,619,606

Time Deposits		Par (000)	Value
Europe — 0.0%
Brown Brothers Harriman & Co., 0.00%, 10/01/14	EUR	3	4,417
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/14	HKD	36	4,675
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/14	JPY	1,440	13,126
Total Time Deposits — 0.0%			22,218

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bills (p):
0.02%, 10/02/14-2/26/15	USD	6,800	$6,799,639
0.03%, 10/09/14-12/11/14 (s)		9,261	9,260,833
0.05%, 10/09/14-1/15/15		2,262	2,261,947
0.04%, 10/16/14-10/30/14		5,000	4,999,929
0.00%, 1/02/15-3/26/15		5,500	5,499,509
Total U.S. Treasury Obligations — 10.8%			28,821,857
Total Short-Term Securities (Cost — $40,043,315) — 15.0%			39,917,074

Options Purchased
(Cost — $3,593,123) — 1.2%			3,349,139
Total Investments Before Investments Sold Short and Options Written (Cost — $254,215,105*) — 102.3%			272,359,143

Investments Sold Short		Shares
United States — (0.1)%
Campbell Soup Co.		1,237	(52,857)
General Mills, Inc.		1,012	(51,055)
Kellogg Co.		844	(51,990)
Total Investments Sold Short (Proceeds — $ 161,397) — (0.1)%			(155,902)

Options Written
(Premiums Received — $1,318,951) — (0.5)%			(1,452,055)
Total Investments Net of Investments Sold Short and Options Written — 101.7%			270,751,186
Liabilities in Excess of Other Assets — (1.7)%			(4,573,255)

Net Assets — 100.0%			$266,177,931

Notes to Consolidated Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$255,636,762

Gross unrealized appreciation	$28,587,796
Gross unrealized depreciation	(11,865,415)

Net unrealized appreciation	$16,722,381

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $3,757,615 and an original cost of $2,306,817 which was 0.9% of its net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

30	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

(g)	Convertible security.

(h)	Zero-coupon bond.

(i)	Amount is less than $500.

(j)	All or a portion of security is held by a wholly owned subsidiary.

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	679,491	3,065,981	[1]	—	3,745,472	$3,745,472	$287	—
BlackRock Liquidity Series, LLC, Money Market Series	$1,130,115	$744,019	[1]	—	$1,874,134	$1,874,134	$29,069	—
iShares Gold Trust	57,032	—		(3,335)	53,697	$628,255	—	$(6,021)

[1]	Represents net shares/beneficial interest purchased.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	All or a portion of security has been segregated as collateral in connection with outstanding options written.

(n)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(o)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(p)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(q)	Represents the current yield as of report date.

(r)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(s)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(169)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	16,608,475	$163,164
(3)	Euro STOXX 50 Index	Eurex	December 2014	USD	122,125	123
(2)	FTSE 100 Index	NYSE LIFFE	December 2014	USD	214,169	5,463
(45)	MSCI Emerging Markets E-Mini Index	NYSE LIFFE	December 2014	USD	2,256,075	143,809
(2)	Nikkei 225 Index	Chicago Mercantile	December 2014	USD	147,709	(795)
(9)	Russell 2000 E-Mini Index Futures	InterContinental Exchange	December 2014	USD	986,940	37,681
Total						$349,445

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	275,900	USD	348,462	Credit Suisse International	10/02/14	$20
EUR	291,400	USD	367,893	Deutsche Bank AG	10/02/14	167
EUR	485,700	USD	613,585	UBS AG	10/02/14	(110)
JPY	54,840,408	USD	500,141	HSBC Bank USA N.A.	10/02/14	(107)
USD	368,677	EUR	275,900	Credit Suisse International	10/02/14	20,195
USD	389,313	EUR	291,400	Deutsche Bank AG	10/02/14	21,254
USD	649,313	EUR	485,700	UBS AG	10/02/14	35,838
USD	536,451	JPY	54,840,408	HSBC Bank USA N.A.	10/02/14	36,417
BRL	1,231,618	USD	501,677	Deutsche Bank AG	10/03/14	1,052
CHF	593,596	USD	654,760	HSBC Bank USA N.A.	10/03/14	(32,983)
USD	533,745	BRL	1,231,618	Deutsche Bank AG	10/03/14	31,017
USD	649,232	CHF	593,596	HSBC Bank USA N.A.	10/03/14	27,455
USD	654,409	EUR	489,000	Credit Suisse International	10/03/14	36,762
USD	611,228	EUR	456,700	JPMorgan Chase Bank N.A.	10/03/14	34,378
USD	682,142	JPY	69,863,911	Morgan Stanley Capital Services LLC	10/03/14	45,119

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	31

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	397,886	EUR	496,000	Deutsche Bank AG	10/09/14	$18,465
USD	634,303	EUR	476,200	Credit Suisse International	10/09/14	32,799
USD	635,060	EUR	476,700	Deutsche Bank AG	10/09/14	32,924
USD	513,890	JPY	52,835,600	Credit Suisse International	10/09/14	32,111
BRL	621,676	USD	252,262	Deutsche Bank AG	10/10/14	987
USD	267,000	BRL	654,743	Deutsche Bank AG	10/10/14	281
USD	273,000	BRL	621,676	Deutsche Bank AG	10/10/14	19,751
USD	661,653	EUR	498,000	Morgan Stanley Capital Services LLC	10/10/14	32,608
USD	624,978	EUR	470,400	UBS AG	10/10/14	30,796
USD	1,085,665	JPY	112,144,835	JPMorgan Chase Bank N.A.	10/10/14	63,070
USD	812,209	MXN	10,711,000	Credit Suisse International	10/16/14	15,644
BRL	637,024	USD	271,166	UBS AG	10/17/14	(12,186)
USD	267,000	BRL	656,719	BNP Paribas S.A.	10/17/14	12
USD	180,000	BRL	442,620	BNP Paribas S.A.	10/17/14	54
USD	267,000	BRL	656,206	BNP Paribas S.A.	10/17/14	221
USD	272,000	BRL	637,024	UBS AG	10/17/14	13,019
USD	162,644	GBP	99,500	Brown Brothers Harriman & Co.	10/20/14	1,368
USD	620,460	EUR	469,800	BNP Paribas S.A.	10/23/14	26,985
USD	673,297	EUR	510,000	Deutsche Bank AG	10/23/14	29,039
USD	635,842	JPY	66,064,017	BNP Paribas S.A.	10/23/14	33,378
USD	663,634	JPY	68,964,839	UBS AG	10/23/14	34,716
USD	1,141,281	EUR	864,800	Deutsche Bank AG	10/24/14	48,814
USD	403,302	JPY	42,372,758	BNP Paribas S.A.	10/24/14	16,885
USD	680,000	JPY	72,725,320	JPMorgan Chase Bank N.A.	10/24/14	16,784
USD	275,000	PLN	885,218	JPMorgan Chase Bank N.A.	10/24/14	7,985
GBP	162,000	USD	263,644	HSBC Bank USA N.A.	10/30/14	(1,087)
USD	676,000	BRL	1,643,762	Morgan Stanley Capital Services LLC	10/30/14	10,213
USD	676,373	EUR	526,000	BNP Paribas S.A.	10/30/14	11,871
USD	674,867	EUR	524,000	UBS AG	10/30/14	12,892
USD	669,382	AUD	758,000	Morgan Stanley Capital Services LLC	10/31/14	7,257
USD	914,604	JPY	95,850,500	Credit Suisse International	10/31/14	40,454
USD	642,092	JPY	67,308,938	JPMorgan Chase Bank N.A.	10/31/14	28,240
USD	136,000	BRL	328,796	Credit Suisse International	11/06/14	3,079
USD	136,000	BRL	328,796	Credit Suisse International	11/06/14	3,079
USD	136,000	BRL	328,745	Deutsche Bank AG	11/06/14	3,099
USD	136,000	BRL	329,928	JPMorgan Chase Bank N.A.	11/06/14	2,621
USD	136,000	BRL	329,944	BNP Paribas S.A.	11/07/14	2,651
USD	606,951	EUR	474,800	JPMorgan Chase Bank N.A.	11/07/14	7,096
USD	515,508	JPY	56,113,000	UBS AG	11/07/14	3,738
MXN	5,387,459	USD	407,000	BNP Paribas S.A.	11/13/14	(7,127)
MXN	3,668,774	USD	276,637	BNP Paribas S.A.	11/13/14	(4,330)
USD	239,711	EUR	185,700	JPMorgan Chase Bank N.A.	11/13/14	5,090
USD	503,835	JPY	53,483,145	Deutsche Bank AG	11/13/14	16,033
USD	520,823	JPY	55,270,740	Morgan Stanley Capital Services LLC	11/13/14	16,716
USD	680,000	MXN	9,056,233	BNP Paribas S.A.	11/13/14	7,819
USD	327,737	MXN	4,285,000	Deutsche Bank AG	11/13/14	9,692
USD	680,000	AUD	755,430	Deutsche Bank AG	11/14/14	20,758
USD	588,836	EUR	455,600	Morgan Stanley Capital Services LLC	11/14/14	13,208
USD	271,356	JPY	29,533,000	Deutsche Bank AG	11/14/14	1,993

32	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	260,164	JPY	27,733,458	Deutsche Bank AG	11/14/14	$7,214
USD	505,408	JPY	53,881,285	JPMorgan Chase Bank N.A.	11/14/14	13,971
GBP	242,000	USD	393,821	Morgan Stanley Capital Services LLC	11/20/14	(1,678)
USD	272,000	BRL	634,875	UBS AG	11/20/14	16,315
USD	283,745	JPY	30,372,622	Credit Suisse International	11/20/14	6,714
USD	408,000	JPY	43,568,280	UBS AG	11/20/14	10,610
MXN	3,579,964	USD	271,000	UBS AG	11/21/14	(5,424)
USD	680,000	AUD	751,497	Deutsche Bank AG	11/21/14	24,507
USD	267,000	BRL	663,594	Credit Suisse International	11/21/14	(178)
USD	51,000	BRL	126,684	Credit Suisse International	11/21/14	(6)
USD	507,788	JPY	54,357,295	BNP Paribas S.A.	11/21/14	11,987
USD	777,364	JPY	83,177,973	JPMorgan Chase Bank N.A.	11/21/14	18,686
USD	680,000	MXN	9,030,958	UBS AG	11/21/14	10,048
USD	466,431	JPY	50,000,000	BNP Paribas S.A.	11/25/14	10,362
GBP	161,255	EUR	203,000	Morgan Stanley Capital Services LLC	12/04/14	4,752
USD	653,901	JPY	70,294,357	BNP Paribas S.A.	12/04/14	12,636
USD	758,216	JPY	81,514,300	Morgan Stanley Capital Services LLC	12/04/14	14,597
USD	271,263	JPY	29,480,000	Credit Suisse International	12/05/14	2,324
USD	839,116	EUR	652,600	Deutsche Bank AG	12/11/14	14,423
USD	613,212	EUR	476,800	Morgan Stanley Capital Services LLC	12/11/14	10,678
USD	428,664	JPY	46,626,214	Credit Suisse International	12/11/14	3,251
USD	615,638	JPY	66,987,520	HSBC Bank USA N.A.	12/11/14	4,450
USD	690,497	MXN	9,083,900	BNP Paribas S.A.	12/11/14	17,510
USD	304,229	MXN	4,000,000	Morgan Stanley Capital Services LLC	12/11/14	7,886
USD	280,890	JPY	30,000,000	Morgan Stanley Capital Services LLC	12/15/14	7,150
USD	348,647	EUR	275,900	Credit Suisse International	12/18/14	(29)
USD	368,088	EUR	291,400	Deutsche Bank AG	12/18/14	(176)
USD	613,915	EUR	485,700	UBS AG	12/18/14	100
USD	527,419	JPY	57,802,008	HSBC Bank USA N.A.	12/18/14	(37)
USD	490,939	BRL	1,231,618	Deutsche Bank AG	12/19/14	(1,282)
USD	457,875	JPY	50,000,000	Credit Suisse International	1/08/15	1,466
USD	597,727	MXN	7,940,500	BNP Paribas S.A.	1/22/15	11,142
CNY	2,395,470	USD	386,865	Deutsche Bank AG	1/30/15	(375)
CNY	1,839,000	USD	294,901	Deutsche Bank AG	1/30/15	1,808
CNY	1,700,943	USD	271,999	JPMorgan Chase Bank N.A.	1/30/15	2,435
USD	139,000	CNY	851,097	Deutsche Bank AG	1/30/15	1,682
USD	139,000	CNY	850,541	Deutsche Bank AG	1/30/15	1,772
USD	139,000	CNY	850,472	Deutsche Bank AG	1/30/15	1,783
USD	274,000	CNY	1,682,360	Deutsche Bank AG	1/30/15	2,564
USD	139,000	CNY	850,819	JPMorgan Chase Bank N.A.	1/30/15	1,727
USD	139,000	CNY	850,124	JPMorgan Chase Bank N.A.	1/30/15	1,839
USD	195,886	MXN	2,619,880	Credit Suisse International	2/05/15	2,539
USD	273,456	MXN	3,655,150	Deutsche Bank AG	2/19/15	3,970
USD	490,568	MXN	6,549,820	HSBC Bank USA N.A.	3/05/15	8,138
USD	281,283	JPY	30,000,000	HSBC Bank USA N.A.	3/10/15	7,279
USD	387,269	MXN	5,208,850	HSBC Bank USA N.A.	3/19/15	3,984
INR	17,615,010	USD	276,000	Credit Suisse International	6/26/15	(6,701)
INR	16,016,384	USD	251,474	Credit Suisse International	6/26/15	(6,615)
INR	17,555,380	USD	271,000	Credit Suisse International	8/05/15	(4,767)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	33

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	273,000	CLP	164,108,490	Morgan Stanley Capital Services LLC	8/24/15	$5,907
USD	274,000	CLP	164,779,490	UBS AG	8/26/15	5,855
USD	272,000	CLP	165,321,600	JPMorgan Chase Bank N.A.	9/15/15	3,382
Total						$1,240,214

•	Exchange-traded options purchased as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SPDR Gold Shares[1]	Call	USD	130.00	12/20/14	125	$3,813
MetLife, Inc.	Call	USD	50.00	1/17/15	26	13,130
Prudential Financial, Inc.	Call	USD	82.50	1/17/15	17	12,708
SPDR Gold Shares[1]	Call	USD	135.00	6/19/15	54	7,398
Total						$37,049

[1]	All or a portion of security is held by a wholly owned subsidiary.

•	OTC options purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
EOG Resources, Inc.	Credit Suisse International	Call	USD	120.00	10/17/14	7,438	—	$669
CBOE Volatility Index	Credit Suisse International	Call	USD	15.00	10/22/14	7,944	—	16,682
Russell 2000 Index	Morgan Stanley & Co. International PLC	Call	USD	38.50	11/21/14	1,246	—	363
TOPIX Index	UBS AG	Call	JPY	1,240.60	12/12/14	68,785	—	59,461
SPDR Gold Shares[1]	JPMorgan Chase Bank N.A.	Call	USD	130.56	12/31/14	4,295	—	1,528
ACE Ltd.	Goldman Sachs International	Call	USD	95.00	1/16/15	12,444	—	133,128
Apache Corp.	Citibank N.A.	Call	USD	110.00	1/16/15	3,900	—	2,477
The Coca-Cola Co.	Deutsche Bank AG	Call	USD	45.00	1/16/15	56,746	—	27,806
Delphi Automotive PLC	Morgan Stanley & Co. International PLC	Call	USD	72.50	1/16/15	700	—	280
Electronic Arts, Inc.	Citibank N.A.	Call	USD	37.00	1/16/15	10,200	—	19,278
Google, Inc.	Deutsche Bank AG	Call	USD	600.00	1/16/15	524	—	9,458
Merck & Co., Inc.	Deutsche Bank AG	Call	USD	55.00	1/16/15	26,561	—	136,125
MetLife, Inc.	Goldman Sachs International	Call	USD	50.00	1/16/15	22,400	—	113,120
Mylan, Inc.	Bank of America N.A.	Call	USD	47.00	1/16/15	6,600	—	14,124
Mylan, Inc.	Deutsche Bank AG	Call	USD	47.00	1/16/15	6,600	—	14,124
Mylan, Inc.	Goldman Sachs International	Call	USD	55.00	1/16/15	6,600	—	2,673
Oceaneering International, Inc.	Deutsche Bank AG	Call	USD	70.00	1/16/15	3,840	—	5,088
Oracle Corp.	Deutsche Bank AG	Call	USD	42.00	1/16/15	28,373	—	11,207
Pfizer, Inc.	Citibank N.A.	Call	USD	32.50	1/16/15	26,963	—	4,754
Prudential Financial, Inc.	Citibank N.A.	Call	USD	87.50	1/16/15	17,145	—	73,723
Siemens AG	Deutsche Bank AG	Call	USD	150.00	1/16/15	7,093	—	2,837
Visa, Inc.	Deutsche Bank AG	Call	USD	220.00	1/16/15	3,200	—	16,800
Coach, Inc.	Bank of America N.A.	Call	USD	60.00	2/20/15	5,566	—	32
Johnson & Johnson	Deutsche Bank AG	Call	USD	105.00	2/20/15	27,900	—	118,793
Nikkei 225 Index	Citibank N.A.	Call	JPY	16,500.00	3/13/15	5,209	—	30,634
Nikkei 225 Index	Citibank N.A.	Call	JPY	16,500.00	3/13/15	5,209	—	17,360
TOPIX Index	Morgan Stanley & Co. International PLC	Call	JPY	1,350.00	3/13/15	74,758	—	30,673
EQT Corp.	Citibank N.A.	Call	USD	100.00	3/20/15	3,208	—	11,709
EQT Corp.	Deutsche Bank AG	Call	USD	100.00	3/20/15	4,043	—	14,757
SPDR Gold Shares[1]	JPMorgan Chase Bank N.A.	Call	USD	133.44	3/20/15	3,785	—	3,054
Devon Energy Corp.	Barclays Bank PLC	Call	USD	75.00	4/17/15	5,162	—	11,021
Devon Energy Corp.	Citibank N.A.	Call	USD	75.00	4/17/15	5,161	—	11,019

34	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

OTC options purchased as of September 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
Marathon Petroleum Corp.	Citibank N.A.	Call	USD	90.00	4/17/15	6,456		—	$28,406
Marathon Petroleum Corp.	Deutsche Bank AG	Call	USD	90.00	4/17/15	6,455		—	28,402
Marathon Petroleum Corp.	Goldman Sachs International	Call	USD	100.00	4/17/15	6,450		—	12,255
Marathon Petroleum Corp.	Morgan Stanley & Co. International PLC	Call	USD	90.00	4/17/15	2,582		—	11,361
Anadarko Petroleum Corp.	Barclays Bank PLC	Call	USD	115.00	5/15/15	4,352		—	23,501
Anadarko Petroleum Corp.	Citibank N.A.	Call	USD	115.00	5/15/15	7,168		—	38,707
Anadarko Petroleum Corp.	Deutsche Bank AG	Call	USD	115.00	5/15/15	11,776		—	63,590
Anadarko Petroleum Corp.	Morgan Stanley & Co. International PLC	Call	USD	115.00	5/15/15	2,304		—	12,442
Phillips 66	Citibank N.A.	Call	USD	85.00	5/15/15	6,400		—	28,800
Phillips 66	Deutsche Bank AG	Call	USD	85.00	5/15/15	2,560		—	11,008
Phillips 66	UBS AG	Call	USD	85.00	5/15/15	2,560		—	11,034
Tesoro Corp.	Goldman Sachs International	Call	USD	65.00	5/15/15	5,100		—	22,823
TOPIX Index	Goldman Sachs International	Call	JPY	1,288.50	6/12/15	92,686		—	75,870
TOPIX Index	Morgan Stanley & Co. International PLC	Call	JPY	1,346.15	6/12/15	48,982		—	26,136
AbbVie	Barclays Bank PLC	Call	USD	55.00	6/19/15	12,900		—	77,055
Aetna, Inc.	Barclays Bank PLC	Call	USD	80.00	6/19/15	10,300		—	66,459
Humana Inc.	Goldman Sachs International	Call	USD	125.00	6/19/15	6,532		—	90,982
TOPIX Index	Bank of America N.A.	Call	JPY	1,344.04	9/11/15	52,071		—	36,146
TOPIX Index	BNP Paribas S.A.	Call	JPY	1,357.29	9/11/15	41,730		—	26,948
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	106.50	9/14/15	—	USD	1,290	61,352
USD Currency	Morgan Stanley & Co. International PLC	Call	JPY	106.72	9/15/15	—	USD	1,290	59,740
TOPIX Index	Bank of America N.A.	Call	JPY	1,314.84	12/11/15	87,285		—	79,221
TOPIX Index	Citibank N.A.	Call	JPY	1,325.00	12/11/15	91,410		—	74,707
EURO STOXX 50 Index	JPMorgan Chase Bank N.A.	Call	EUR	3,325.00	12/18/15	196		—	39,855
Bank of America Corp.	Goldman Sachs International	Call	USD	20.00	1/15/16	20,500		—	18,757
Citigroup, Inc.	Goldman Sachs International	Call	USD	70.00	1/15/16	14,100		—	14,523
Cobalt International Energy, Inc.	Deutsche Bank AG	Call	USD	15.00	1/15/16	15,375		—	39,206
Cobalt International Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	15.00	1/15/16	10,763		—	23,410
The Goldman Sachs Group, Inc.	Deutsche Bank AG	Call	USD	220.00	1/15/16	1,900		—	7,173
JPMorgan Chase & Co.	Goldman Sachs International	Call	USD	75.00	1/15/16	12,800		—	12,672
Wells Fargo & Co.	Goldman Sachs International	Call	USD	60.00	1/15/16	6,400		—	7,328
STOXX Europe 600 Index	JPMorgan Chase Bank N.A.	Call	EUR	348.12	9/16/16	1,769		—	28,557
EURO STOXX 50 Index	Goldman Sachs International	Call	EUR	3,293.01	12/16/16	470		—	141,241
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	347.97	12/16/16	1,483		—	28,323
EURO STOXX 50 Index	Morgan Stanley & Co. International PLC	Call	EUR	3,450.00	3/17/17	181		—	43,925
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	355.61	3/17/17	1,670		—	26,025
EURO STOXX 50 Index	Citibank N.A.	Call	EUR	3,500.00	6/16/17	168		—	39,227
EURO STOXX 50 Index	Bank of America N.A.	Call	EUR	3,600.00	9/15/17	181		—	39,207
STOXX Europe 600 Index	JPMorgan Chase Bank N.A.	Call	EUR	372.06	9/15/17	1,076		—	13,310
EURO STOXX 50 Index	Barclays Bank PLC	Call	EUR	3,500.00	12/15/17	185		—	52,026
EURO STOXX 50 Index	Goldman Sachs International	Call	EUR	3,500.00	3/16/18	154		—	40,962
EURO STOXX 50 Index	UBS AG	Call	EUR	3,600.00	6/15/18	74		—	21,146
EURO STOXX 50 Index	Deutsche Bank AG	Call	EUR	3,426.55	9/21/18	77		—	27,417
EURO STOXX 50 Index	Credit Suisse International	Put	EUR	3,194.78	10/17/14	308		—	11,408
Russell 2000 Index	Credit Suisse International	Put	USD	1,109.21	10/17/14	1,169		—	26,156
S&P 500 Index	Goldman Sachs International	Put	USD	1,975.00	10/17/14	680		—	17,170

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	35

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

OTC options purchased as of September 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
	Morgan Stanley & Co.
S&P 500 Index	International PLC	Put	USD	1,970.00	10/17/14	930	—	$21,623
S&P 500 Index	UBS AG	Put	USD	1,950.00	10/17/14	475	—	8,004
Russell 2000 Index	Bank of America N.A.	Put	USD	1,100.00	11/21/14	1,134	—	38,556
Russell 2000 Index	BNP Paribas S.A.	Put	USD	1,135.00	11/21/14	1,226	—	64,125
Russell 2000 Index	JPMorgan Chase Bank N.A.	Put	USD	1,115.00	11/21/14	1,161	—	46,898
	Morgan Stanley & Co.
S&P 500 Index	International PLC	Put	USD	1,965.00	11/21/14	571	—	22,491
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	1,042.00	12/19/14	616	—	36,517
Transocean Ltd.	Bank of America N.A.	Put	USD	38.00	1/16/15	7,999	—	57,593
Transocean Ltd.	Deutsche Bank AG	Put	USD	36.00	1/16/15	4,523	—	23,746
Transocean Ltd.	Goldman Sachs International	Put	USD	37.00	1/16/15	11,900	—	76,755
Brazil Bovespa Stock Index	JPMorgan Chase Bank N.A.	Put	USD	55,853.04	2/18/15	12	—	46,320
	Morgan Stanley & Co.
Brazil Bovespa Stock Index	International PLC	Put	USD	55,443.54	2/18/15	12	—	43,981
Transocean Ltd.	Citibank N.A.	Put	USD	35.00	2/20/15	10,609	—	50,658
Total								$3,137,993

[1]	All or a portion of security is held by a wholly owned subsidiary.

•	OTC interest rate swaptions purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
	Goldman Sachs
5-Year Interest Rate Swap	International	Call	1.75%	Receive	3-month LIBOR	11/14/14	USD	21,003	$12,434
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.89%	Receive	3-month LIBOR	12/15/14	USD	18,300	43,124
	Goldman Sachs
5-Year Interest Rate Swap	International	Call	1.93%	Receive	3-month LIBOR	1/15/15	USD	3,951	13,098
1-Year Interest Rate Swap	Deutsche Bank AG	Call	1.42%	Receive	3-month LIBOR	2/12/15	USD	13,234	10,428
5-Year Interest Rate Swap	Deutsche Bank AG	Call	2.00%	Receive	3-month LIBOR	2/17/15	USD	5,164	24,432
1-Year Interest Rate Swap	Deutsche Bank AG	Call	1.41%	Receive	3-month LIBOR	2/20/15	USD	13,202	9,539
1-Year Interest Rate Swap	Deutsche Bank AG	Call	1.62%	Receive	3-month LIBOR	3/12/15	USD	13,099	18,898
	Bank of America
1-Year Interest Rate Swap	N.A.	Call	1.45%	Receive	3-month LIBOR	3/13/15	USD	13,237	10,807
1-Year Interest Rate Swap	Deutsche Bank AG	Call	1.50%	Receive	3-month LIBOR	4/14/15	USD	13,238	11,848
	Goldman Sachs				6-month JPY
10-Year Interest Rate Swap	International	Put	1.35%	Pay	LIBOR	1/25/16	JPY	112,455	5,556
	Goldman Sachs				6-month JPY
10-Year Interest Rate Swap	International	Put	1.35%	Pay	LIBOR	1/25/16	JPY	55,805	2,757
					6-month JPY
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.25%	Pay	LIBOR	7/29/16	JPY	64,600	6,177
					6-month JPY
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	LIBOR	4/04/18	JPY	64,546	4,999
Total									$174,097

•	OTC barrier options written as of September 30, 2014 were as follows:

Description	Counterparty	Strike Price	Barrier Price		Expiration Date	Contracts	Market Value
EURO STOXX 50 Index	Deutsche Bank AG	EUR 2,586.07	EUR	2,165.83	09/21/18	77	$(28,155)

36	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Exchange-traded options written as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Tenet Healthcare Corp.	Call	USD	49.00	11/22/14	27	$(33,480)
Lululemon Athletica, Inc.	Call	USD	42.50	12/20/14	13	(3,595)
Ocean Rig UDW, Inc.	Put	USD	15.00	3/20/15	14	(2,170)
Total						$(39,245)

•	OTC options written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
EURO STOXX 50 Index	Credit Suisse International	Call	EUR	3,373.17	10/17/14	308	$(1,134)
Russell 2000 Index	Credit Suisse International	Call	USD	1,194.10	10/17/14	1,169	(858)
S&P 500 Index	UBS AG	Call	USD	2,029.24	10/17/14	475	(775)
CBOE Volatility Index	Credit Suisse International	Call	USD	25.00	10/22/14	7,944	(1,986)
Russell 2000 Index	Bank of America N.A.	Call	USD	1,170.00	11/21/14	1,134	(6,237)
Russell 2000 Index	BNP Paribas S.A.	Call	USD	1,230.00	11/21/14	1,226	(705)
Russell 2000 Index	JPMorgan Chase Bank N.A.	Call	USD	1,180.00	11/21/14	1,161	(4,470)
TOPIX Index	UBS AG	Call	JPY	1,410.88	12/12/14	68,785	(4,988)
MSCI Emerging Markets Index	Bank of America N.A.	Call	USD	1,126.63	12/19/14	616	(1,292)
ACE Ltd.	Goldman Sachs International	Call	USD	110.00	1/16/15	12,444	(17,953)
Delphi Automotive PLC	Morgan Stanley & Co. International PLC	Call	USD	82.50	1/16/15	700	(16)
Diamondback Energy, Inc.	Credit Suisse International	Call	USD	75.00	1/16/15	1,287	(8,108)
MetLife, Inc.	Goldman Sachs International	Call	USD	60.00	1/16/15	22,400	(13,328)
Mylan, Inc.	Bank of America N.A.	Call	USD	55.00	1/16/15	6,600	(2,673)
Prudential Financial, Inc.	Citibank N.A.	Call	USD	97.50	1/16/15	17,145	(16,631)
Brazil Bovespa Stock Index	JPMorgan Chase Bank N.A.	Call	USD	66,572.31	2/18/15	12	(7,977)
Brazil Bovespa Stock Index	Morgan Stanley & Co. International PLC	Call	USD	65,937.40	2/18/15	12	(8,987)
Nikkei 225 Index	Citibank N.A.	Call	JPY	18,000.00	3/13/15	5,209	(10,211)
Nikkei 225 Index	Citibank N.A.	Call	JPY	18,000.00	3/13/15	5,209	(10,211)
Cimarex Energy Co.	Citibank N.A.	Call	USD	130.00	3/20/15	1,290	(12,320)
Marathon Petroleum Corp.	Deutsche Bank AG	Call	USD	100.00	4/17/15	6,450	(12,255)
TOPIX Index	Goldman Sachs International	Call	JPY	1,490.61	6/12/15	92,686	(18,872)
AbbVie	Barclays Bank PLC	Call	USD	65.00	6/19/15	12,900	(24,712)
Aetna, Inc.	Barclays Bank PLC	Call	USD	90.00	6/19/15	10,300	(26,126)
Humana Inc.	Goldman Sachs International	Call	USD	155.00	6/19/15	6,532	(22,649)
TOPIX Index	Bank of America N.A.	Call	JPY	1,635.04	9/11/15	52,071	(7,349)
TOPIX Index	BNP Paribas S.A.	Call	JPY	1,660.07	9/11/15	41,730	(5,193)
TOPIX Index	Bank of America N.A.	Call	JPY	1,627.28	12/11/15	87,285	(10,481)
TOPIX Index	Citibank N.A.	Call	JPY	1,600.00	12/11/15	91,410	(13,252)
EURO STOXX 50 Index	Credit Suisse International	Put	EUR	2,967.74	10/17/14	308	(1,388)
Russell 2000 Index	Credit Suisse International	Put	USD	1,018.67	10/17/14	1,169	(2,224)
S&P 500 Index	Goldman Sachs International	Put	USD	1,875.00	10/17/14	680	(3,706)
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,870.00	10/17/14	930	(4,697)
S&P 500 Index	UBS AG	Put	USD	1,850.00	10/17/14	475	(1,829)
Russell 2000 Index	Bank of America N.A.	Put	USD	1,020.00	11/21/14	1,134	(13,154)
Russell 2000 Index	BNP Paribas S.A.	Put	USD	1,070.00	11/21/14	1,226	(28,075)
Russell 2000 Index	JPMorgan Chase Bank N.A.	Put	USD	1,040.00	11/21/14	1,161	(17,879)
Russell 2000 Index	Morgan Stanley & Co. International PLC	Put	USD	35.50	11/21/14	1,246	(1,513)
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,825.00	11/21/14	571	(6,681)
TOPIX Index	UBS AG	Put	JPY	1,094.64	12/12/14	68,785	(951)
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	967.95	12/19/14	616	(14,872)
Ocean Rig UDW, Inc.	Goldman Sachs International	Put	USD	17.50	12/19/14	6,690	(15,387)
Anadarko Petroleum Corp.	Citibank N.A.	Put	USD	110.00	1/16/15	5,149	(93,712)
Anadarko Petroleum Corp.	Deutsche Bank AG	Put	USD	110.00	1/16/15	6,000	(75,750)
Apache Corp.	Citibank N.A.	Put	USD	100.00	1/16/15	2,600	(6,266)
Delphi Automotive PLC	Morgan Stanley & Co. International PLC	Put	USD	65.00	1/16/15	700	(3,710)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	37

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

OTC options written as of September 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Diamondback Energy, Inc.	Citibank N.A.	Put	USD	72.50	1/16/15	1,281	$(14,924)
Gulfport Energy Corp.	Deutsche Bank AG	Put	USD	60.00	1/16/15	8,000	(69,200)
Hess Corp.	Citibank N.A.	Put	USD	95.00	1/16/15	2,600	(12,350)
Marathon Petroleum Corp.	Citibank N.A.	Put	USD	90.00	1/16/15	2,582	(22,334)
Marathon Petroleum Corp.	Goldman Sachs International	Put	USD	90.00	1/16/15	5,200	(46,280)
Pfizer, Inc.	Citibank N.A.	Put	USD	28.00	1/16/15	26,963	(16,549)
Phillips 66	Barclays Bank PLC	Put	USD	85.00	1/16/15	2,633	(17,641)
Phillips 66	Citibank N.A.	Put	USD	85.00	1/16/15	3,800	(25,460)
Phillips 66	Goldman Sachs International	Put	USD	90.00	1/16/15	1,331	(14,508)
Phillips 66	UBS AG	Put	USD	85.00	1/16/15	1,333	(8,931)
Transocean, Inc.	Goldman Sachs International	Put	USD	32.00	1/16/15	5,120	(12,544)
Transocean, Inc.	Goldman Sachs International	Put	USD	38.00	1/16/15	7,999	(57,593)
Brazil Bovespa Stock Index	JPMorgan Chase Bank N.A.	Put	USD	51,903.83	2/18/15	12	(27,249)
Brazil Bovespa Stock Index	Morgan Stanley & Co. International PLC	Put	USD	50,617.48	2/18/15	12	(22,602)
Coach, Inc.	Bank of America N.A.	Put	USD	42.50	2/20/15	5,566	(42,700)
Oasis Petroleum, Inc.	Barclays Bank PLC	Put	USD	44.00	2/20/15	2,562	(12,810)
Oasis Petroleum, Inc.	Citibank N.A.	Put	USD	41.00	2/20/15	6,433	(21,229)
Oasis Petroleum, Inc.	Deutsche Bank AG	Put	USD	44.00	2/20/15	2,563	(12,815)
Nikkei 225 Index	Citibank N.A.	Put	JPY	14,250.00	3/13/15	5,209	(9,974)
Nikkei 225 Index	Citibank N.A.	Put	JPY	14,250.00	3/13/15	5,209	(9,974)
TOPIX Index	Morgan Stanley & Co. International PLC	Put	JPY	1,195.00	3/13/15	74,758	(16,476)
CONSOL Energy, Inc.	Barclays Bank PLC	Put	USD	38.00	4/17/15	6,400	(19,680)
CONSOL Energy, Inc.	Goldman Sachs International	Put	USD	38.00	4/17/15	6,400	(19,680)
CONSOL Energy, Inc.	UBS AG	Put	USD	39.00	4/17/15	10,324	(37,166)
EOG Resources, Inc.	Barclays Bank PLC	Put	USD	100.00	4/17/15	2,581	(23,229)
Talisman Energy, Inc.	Citibank N.A.	Put	USD	10.00	4/17/15	12,867	(24,769)
TOPIX Index	Goldman Sachs International	Put	JPY	1,136.91	6/12/15	92,686	(17,725)
TOPIX Index	Morgan Stanley & Co. International PLC	Put	JPY	1,187.78	6/12/15	48,982	(18,285)
TOPIX Index	Bank of America N.A.	Put	JPY	1,174.41	9/11/15	52,071	(19,289)
TOPIX Index	BNP Paribas S.A.	Put	JPY	1,161.53	9/11/15	41,730	(14,176)
TOPIX Index	Bank of America N.A.	Put	JPY	1,171.64	12/11/15	87,285	(61,147)
TOPIX Index	Citibank N.A.	Put	JPY	1,170.00	12/11/15	91,410	(63,495)
Total							$(1,376,327)

•	OTC interest rate swaptions written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.75%	Pay	3-month LIBOR	2/17/15	USD	5,164	$(8,328)

•	Centrally cleared credit default swaps — buy protection outstanding as of September 30, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
CDX.NA.HY Series 22 Version 2	5.00%	Chicago Mercantile	6/20/19	USD	969	$2,499

38	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.10%[1]	3-month LIBOR	Chicago Mercantile	1/29/15	[2]	1/29/17	USD	13,268	$4,067
1.18%[1]	3-month LIBOR	Chicago Mercantile	2/01/15	[2]	2/01/17	USD	13,260	(14,948)
2.11%[3]	3-month LIBOR	Chicago Mercantile	1/29/15	[2]	1/29/20	USD	5,307	(6,156)
2.19%[3]	3-month LIBOR	Chicago Mercantile	2/01/15	[2]	2/01/20	USD	5,300	11,700
Total								$(5,337)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Forward swap.
[3]	Fund pays the floating rate and receives the fixed rate.

•	OTC credit default swaps — buy protection outstanding as of September 30, 2014 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Appreciation
Transocean, Inc.	1.00%	Barclays Bank PLC	6/20/19	USD	133	$9,309	$3,145	$6,164
Transocean, Inc.	1.00%	Barclays Bank PLC	6/20/19	USD	97	6,800	2,415	4,385
Transocean, Inc.	1.00%	Barclays Bank PLC	6/20/19	USD	61	4,276	1,402	2,874
Transocean, Inc.	1.00%	Barclays Bank PLC	6/20/19	USD	40	2,794	944	1,850
Transocean, Inc.	1.00%	Citibank N.A.	6/20/19	USD	93	6,519	1,964	4,555
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	85	5,980	1,943	4,037
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	24	1,683	547	1,136
Total						$37,361	$12,360	$25,001

•	OTC interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
	1-day Overnight
	Brazil Interbank
11.52%[1]	Deposit Rate	Citibank N.A.	1/04/21	BRL	106	$(1,627)	—	$(1,627)
2.76%[1]	6-month WIBOR	Deutsche Bank AG	9/08/24	PLN	844	(1,457)	—	(1,457)
Total						$(3,084)	—	$(3,084)

[1]	Fund pays the floating rate and receives the fixed rate.

•	OTC total return swaps outstanding as of September 30, 2014 were as follows:

Reference Entity	Fixed Amount/ Floating Rate	Counterparty	Expiration Date	Contract Amount/ Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Siloam International	1-month LIBOR plus
Hospitals	0.75%[1]	Citibank N.A.	3/13/15	USD	62	$19,025	—	$19,025
SGX Nikkei Stock
Average Dividend
Point Index Future
December 2016	JPY 13,175,000[2]	BNP Paribas S.A.	3/31/16	JPY	5	12,674	—	12,674
SGX Nikkei Stock
Average Dividend
Point Index Future
December 2016	JPY 13,400,000[2]	BNP Paribas S.A.	3/31/16	JPY	5	10,622	—	10,622
SGX Nikkei Stock
Average Dividend
Point Index Future
December 2017	JPY 13,925,000[2]	BNP Paribas S.A.	3/31/17	JPY	5	15,136	—	15,136
SGX Nikkei Stock
Average Dividend
Point Index Future
December 2017	JPY 14,175,000[2]	BNP Paribas S.A.	3/31/17	JPY	5	12,856	—	12,856
Total						$70,313	—	$70,313

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.
[2]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	39

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

40	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$384,802	$323,436	—	$708,238
Belgium	122,839	133,085	—	255,924
Brazil	1,872,877	—	—	1,872,877
Canada	5,440,677	—	—	5,440,677
China	1,088,035	1,629,201	—	2,717,236
Denmark	—	100,969	—	100,969
France	1,253,569	8,823,839	—	10,077,408
Germany	365,483	4,795,728	—	5,161,211
Hong Kong	21,474	1,969,044	—	1,990,518
India	50,407	968,508	—	1,018,915
Indonesia	164,628	—	—	164,628
Ireland	204,559	494,908	—	699,467
Israel	49,507	1,792,050	—	1,841,557
Italy	—	1,473,716	—	1,473,716
Japan	—	26,890,387	—	26,890,387
Kazakhstan	172,404	—	—	172,404
Malaysia	472,643	294,535	—	767,178
Mexico	1,126,935	—	—	1,126,935
Netherlands	1,223,726	2,602,808	—	3,826,534
Norway	—	710,865	—	710,865
Portugal	—	118,844	—	118,844
Russia	67,462	—	—	67,462
Singapore	—	1,823,386	—	1,823,386
South Africa	—	145,025	—	145,025
South Korea	—	1,488,888	—	1,488,888
Spain	—	465,437	—	465,437
Sweden	—	1,237,509	—	1,237,509
Switzerland	53,189	5,345,157	—	5,398,346
Taiwan	—	378,381	—	378,381
Thailand	406,136	—	—	406,136
United Arab Emirates	367,617	—	—	367,617
United Kingdom	1,633,025	5,889,289	$216,484	7,738,798
United States	75,151,864	—	—	75,151,864
Corporate Bonds	—	13,692,397	2,355,715	16,048,112
Floating Rate Loan Interests	—	2,912,316	201,749	3,114,065
Foreign Agency Obligations	—	81,876	—	81,876
Foreign Government Obligations	—	23,178,041	—	23,178,041
Investment Companies	2,365,870	—	—	2,365,870
Preferred Securities	3,273,439	3,225,872	1,438,065	7,937,376
U.S. Treasury Obligations	—	14,450,733	—	14,450,733
Warrants	7,800	103,720	—	111,520
Short-Term Securities:
Foreign Agency Obligations	—	5,453,393	—	5,453,393
Money Market Funds	3,745,472	1,874,134	—	5,619,606
Time Deposits	—	22,218	—	22,218
U.S. Treasury Obligations	—	28,821,857	—	28,821,857
Options Purchased:
Equity Contracts	37,049	3,016,901	—	3,053,950
Foreign Currency Exchange Contracts	—	121,092	—	121,092
Interest Rate Contracts	—	174,097	—	174,097
Liabilities:
Investments:
Investments Sold Short	(155,902)	—	—	(155,902)
Total	$100,967,586	$167,023,642	$4,212,013	$272,203,241

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	41

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$27,500	—	$27,500
Equity contracts	$350,240	70,313	—	420,553
Foreign currency exchange contracts	—	1,325,412	—	1,325,412
Interest rate contracts	—	15,767	—	15,767
Liabilities:
Equity contracts	(40,040)	(1,404,482)	—	(1,444,522)
Foreign currency exchange contracts	—	(85,198)	—	(85,198)
Interest rate contracts	—	(32,516)	—	(32,516)
Total	$310,200	$(83,204)	—	$226,996

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$216,184	—	—	$216,184
Cash pledged for centrally cleared swaps	150,000	—	—	150,000
Liabilities:
Bank overdraft	—	$(11,062)	—	(11,062)
Cash received as collateral for OTC derivatives	—	(1,400,000)	—	(1,400,000)
Collateral on securities loaned at value	—	(1,874,134)	—	(1,874,134)
Total	$366,184	$(3,285,196)	—	$(2,919,012)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening balance, as of December 31, 2013	$515,858	$2,795,664	$1,162,765	—	$4,474,287
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(275,324)	—	(356,399)	—	(631,723)
Accrued discounts/premiums	—	688	2,384	—	3,072
Net realized gain (loss)	—	23,010	61,340	—	84,350
Net change in unrealized appreciation/depreciation[2]	(24,050)	(228,546)	(22,519)	$(79,476)	(354,591)
Purchases	—	418,041	107,000	1,517,541	2,042,582
Sales	—	(653,142)	(752,822)	—	(1,405,964)
Closing balance, as of September 30, 2014	$216,484	$2,355,715	$201,749	$1,438,065	$4,212,013
Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014[2]	$(24,050)	$(332,144)	$(1,689)	$(79,476)	$(437,359)

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

42	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Auto Components — 1.4%
The Goodyear Tire & Rubber Co.		24,855	$561,355
Banks — 0.6%
Citigroup, Inc.		4,730	245,109
Capital Markets — 1.8%
American Capital, Ltd. (a)		50,475	714,726
Chemicals — 0.7%
Advanced Emissions Solutions, Inc. (a)		660	14,038
Huntsman Corp.		10,909	283,525
LyondellBasell Industries NV		2	217

			297,780
Consumer Finance — 2.1%
Ally Financial, Inc. (a)		17,050	394,537
Ally Financial, Inc. (a)		14,880	344,323
Ally Financial, Inc. (a)		3,677	85,086

			823,946
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		5,362	10,724
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		14,935	—
Insurance — 1.1%
American International Group, Inc.		7,938	428,811
Media — 0.2%
Cengage Learning Acquisitions, Inc. (Thomson Learning) (a)		2,849	86,676
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd. (a)		33,259	80,479
Ainsworth Lumber Co. Ltd. (a)		22,274	53,680
Ainsworth Lumber Co. Ltd. (a)(b)		15,671	38,620

			172,779
Technology Hardware, Storage & Peripherals — 0.6%
Nokia OYJ — ADR		29,799	252,100
Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc. (a)		3,460	94,320
Total Common Stocks — 9.1%			3,688,326

Corporate Bonds		Par (000)
Aerospace & Defense — 1.0%
LMI Aerospace, Inc., 7.38%, 7/15/19 (b)	USD	20	20,000
Spirit AeroSystems, Inc., 5.25%, 3/15/22 (b)		77	77,000

Corporate Bonds		Par (000)	Value
Aerospace & Defense (concluded)
TransDigm, Inc.:
5.50%, 10/15/20	USD	39	$37,830
6.00%, 7/15/22 (b)		190	187,625
6.50%, 7/15/24 (b)		84	83,685

			406,140
Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 7.88%, 9/01/19 (b)		25	25,813
Airlines — 1.4%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		200	208,000
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		120	127,200
National Air Cargo Group, Inc.:
12.38%, 8/16/15		54	54,133
12.38%, 8/16/15		55	55,019
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (b)		117	122,469

			566,821
Auto Components — 1.7%
CTP Transportation Products LLC/CTP Finance, Inc., 8.25%, 12/15/19 (b)		35	37,363
Delphi Corp.:
6.13%, 5/15/21		5	5,488
5.00%, 2/15/23		20	21,420
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		49	48,265
6.00%, 8/01/20		48	49,320
5.88%, 2/01/22		38	38,000
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		85	92,119
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)		14	14,840
Schaeffler Finance BV, 2.75%, 5/15/19	EUR	100	126,306
Schaeffler Holding Finance BV, 6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (c)		200	264,737

			697,858
Automobiles — 0.3%
General Motors Co.:
4.88%, 10/02/23	USD	10	10,575
6.25%, 10/02/43		91	106,470

			117,045
Banks — 0.8%
Banco Espirito Santo SA, 4.75%, 1/15/18	EUR	100	117,464

Portfolio Abbreviations

ADR	American Depositary Receipts	FKA	Formerly Known As	S&P	Standard & Poor’s
CAD	Canadian Dollar	PIK	Payment-in-kind	USD	U.S. Dollar
EUR	Euro

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	43

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (concluded)
CIT Group, Inc.:
5.50%, 2/15/19 (b)	USD	22	$23,017
5.00%, 8/01/23		170	168,725

			309,206
Beverages — 0.3%
Hydra Dutch Holdings 2BV, 5.83%, 4/15/19 (d)	EUR	100	124,133
Building Products — 0.9%
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)	USD	68	69,190
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		50	50,750
The Hillman Group, Inc., 6.38%, 7/15/22 (b)		30	29,025
Ply Gem Industries, Inc., 6.50%, 2/01/22		95	90,250
The Ryland Group, Inc., 6.63%, 5/01/20		46	48,760
USG Corp.:
9.75%, 1/15/18		23	26,680
5.88%, 11/01/21 (b)		45	45,900

			360,555
Capital Markets — 0.2%
E*Trade Financial Corp.:
0.00%, 8/31/19 (b)(e)(f)		37	81,076
Series A, 0.00%, 8/31/19 (e)(f)		1	2,191

			83,267
Chemicals — 1.4%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B, 5.75%, 2/01/21	EUR	100	133,884
Axiall Corp., 4.88%, 5/15/23	USD	14	13,440
Celanese U.S. Holdings LLC:
5.88%, 6/15/21		22	23,430
4.63%, 11/15/22		20	19,600
Chemtura Corp., 5.75%, 7/15/21		31	30,690
Huntsman International LLC:
8.63%, 3/15/20		5	5,275
4.88%, 11/15/20		36	35,460
8.63%, 3/15/21		65	70,200
INEOS Finance PLC, 8.38%, 2/15/19 (b)		100	107,000
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (a)(g)		22	19,717
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		15	14,850
PolyOne Corp., 5.25%, 3/15/23		42	40,740
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		38	39,235

			553,521
Commercial Services & Supplies — 3.5%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		33	34,403
Anna Merger Sub, Inc., 7.75%, 10/01/22 (b)		55	55,275
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		185	209,975
Ceridian LLC, 8.88%, 7/15/19 (b)		59	65,269
Covanta Holding Corp.:
6.38%, 10/01/22		22	23,210
5.88%, 3/01/24		33	33,000
Garda World Security Corp., 7.25%, 11/15/21 (b)		12	11,940
HD Supply, Inc.:
8.13%, 4/15/19		108	116,640
11.00%, 4/15/20		193	218,573
7.50%, 7/15/20		197	204,387
The Hertz Corp., 7.38%, 1/15/21		60	63,300

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (concluded)
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (b)(c)	USD	30	$30,450
International Lease Finance Corp., 8.63%, 9/15/15		30	31,728
IVS F. SpA, 7.13%, 4/01/20	EUR	100	132,432
Laureate Education, Inc., 9.25%, 9/01/19 (b)	USD	78	78,390
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)		85	91,906

			1,400,878
Communications Equipment — 0.5%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		142	133,835
CommScope, Inc.:
5.00%, 6/15/21 (b)		30	29,400
5.50%, 6/15/24 (b)		30	29,475

			192,710
Computer Services — 0.1%
SunGard Data Systems, Inc., 6.63%, 11/01/19		53	53,000
Construction & Engineering — 2.3%
Abengoa Greenfield SA, 6.50%, 10/01/19 (b)		200	199,550
AECOM Technology Corp.:
5.75%, 10/15/22 (b)		21	21,079
5.88%, 10/15/24 (b)		84	84,525
Aguila 3 SA, 7.88%, 1/31/18 (b)		150	153,750
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	100	125,674
Astaldi SpA, 7.13%, 12/01/20		100	132,305
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)	USD	92	92,460
Modular Space Corp., 10.25%, 1/31/19 (b)		121	122,210

			931,553
Consumer Finance — 1.4%
Ally Financial, Inc.:
5.13%, 9/30/24		53	51,940
8.00%, 11/01/31		272	339,320
8.00%, 11/01/31		106	131,970
DFC Finance Corp., 10.50%, 6/15/20 (b)		60	58,200

			581,430
Containers & Packaging — 1.7%
Beverage Packaging Holdings Luxembourg II SA:
5.63%, 12/15/16 (b)		39	38,707
6.00%, 6/15/17 (b)		65	64,025
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		12	12,600
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		47	44,415
Pactiv LLC, 8.38%, 4/15/27		63	66,780
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		190	201,875
9.88%, 8/15/19		100	107,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 9.00%, 4/15/19		100	104,125
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		26	28,275

			668,427
Distributors — 0.0%
VWR Funding, Inc., 7.25%, 9/15/17		15	15,619
Diversified Financial Services — 0.2%
General Motors Financial Co., Inc., 4.25%, 5/15/23		54	54,203

44	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
Springleaf Finance Corp.:
7.75%, 10/01/21	USD	6	$6,720
8.25%, 10/01/23		10	11,250

			72,173
Diversified Telecommunication Services — 4.9%
Avaya, Inc.:
7.00%, 4/01/19 (b)		45	43,650
10.50%, 3/01/21 (b)		38	33,250
CenturyLink, Inc.:
5.63%, 4/01/20		28	28,882
6.45%, 6/15/21		15	16,050
Columbus International, Inc., 7.38%, 3/30/21 (b)		205	213,200
Consolidated Communications Finance II Co., 6.50%, 10/01/22 (b)		35	34,825
Frontier Communications Corp., 6.25%, 9/15/21		75	74,250
Intelsat Jackson Holdings SA:
6.63%, 12/15/22		36	36,360
5.50%, 8/01/23		95	90,725
Intelsat Luxembourg SA, 6.75%, 6/01/18		115	118,163
Level 3 Communications, Inc., 8.88%, 6/01/19		25	26,687
Level 3 Escrow II, Inc., 5.38%, 8/15/22 (b)		66	65,010
Level 3 Financing, Inc.:
7.00%, 6/01/20		43	45,311
8.63%, 7/15/20		26	28,145
Telecom Italia Finance SA, 6.13%, 11/15/16 (e)	EUR	100	154,030
Telecom Italia SpA:
4.88%, 9/25/20		110	152,695
4.50%, 1/25/21		100	136,233
Telenet Finance III Luxembourg SCA, 6.63%, 2/15/21		200	268,400
TW Telecom Holdings, Inc.:
5.38%, 10/01/22	USD	20	21,500
5.38%, 10/01/22		31	33,325
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	110	137,026
4.20%, 7/15/20 (d)		100	125,832
Windstream Corp.:
7.75%, 10/15/20	USD	25	26,313
7.75%, 10/01/21		38	40,470
6.38%, 8/01/23		5	4,825

			1,955,157
Electric Utilities — 0.9%
CE Energy AS, 7.00%, 2/01/21	EUR	100	130,126
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.25% (10.50% Cash or 11.25% PIK), 11/01/16 (a)(c)(g)	USD	1,740	213,150

			343,276
Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20		47	46,647
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp., 6.00%, 8/15/22		25	25,937
Energy Equipment & Services — 0.5%
Atwood Oceanics, Inc., 6.50%, 2/01/20		19	19,475
Key Energy Services, Inc., 6.75%, 3/01/21		30	28,875

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (concluded)
Pacific Drilling SA, 5.38%, 6/01/20 (b)	USD	67	$61,305
Pioneer Energy Services Corp., 6.13%, 3/15/22 (b)		63	62,370
Seventy Seven Energy, Inc., 6.50%, 7/15/22 (b)		24	23,580

			195,605
Food Products — 0.6%
R&R Ice Cream PLC, 9.25% (9.25% Cash or 9.85% PIK), 5/15/18 (c)	EUR	180	231,215
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)	USD	11	11,137
The WhiteWave Foods Co., 5.38%, 10/01/22		20	20,200

			262,552
Health Care Equipment & Supplies — 0.3%
Alere, Inc.:
8.63%, 10/01/18		17	17,510
6.50%, 6/15/20		13	12,935
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		34	35,870
Hologic, Inc., 6.25%, 8/01/20		38	39,140

			105,455
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc., 5.50%, 7/01/22		25	24,375
Amsurg Corp., 5.63%, 7/15/22 (b)		98	97,020
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		11	11,523
Catamaran Corp., 4.75%, 3/15/21		50	48,094
CHS/Community Health Systems, Inc., 6.88%, 2/01/22 (b)		108	112,320
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		55	54,037
HCA, Inc.:
6.50%, 2/15/20		19	20,757
5.88%, 3/15/22		38	39,947
4.75%, 5/01/23		39	38,123
5.88%, 5/01/23		36	36,810
5.00%, 3/15/24		72	70,830
Kindred Healthcare, Inc., 6.38%, 4/15/22 (b)		20	19,500
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (b)		25	25,250
Symbion, Inc., 8.00%, 6/15/16		27	28,013
Teleflex, Inc., 6.88%, 6/01/19		55	57,613
Tenet Healthcare Corp.:
5.00%, 3/01/19 (b)		45	44,437
5.50%, 3/01/19 (b)		140	140,350
4.75%, 6/01/20		50	49,625
6.00%, 10/01/20		46	48,645
4.50%, 4/01/21		16	15,600
4.38%, 10/01/21		12	11,490
8.13%, 4/01/22		61	66,947
Truven Health Analytics, Inc., 10.63%, 6/01/20		60	63,300

			1,124,606
Health Care Technology — 0.2%
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (b)		70	69,563
Hotels, Restaurants & Leisure — 3.4%
ARAMARK Services, Inc., 5.75%, 3/15/20		44	45,100
Brunswick Corp., 4.63%, 5/15/21 (b)		25	24,313
Caesars Entertainment Operating Co., Inc.:
9.00%, 2/15/20		328	250,920
9.00%, 2/15/20		483	369,495

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	45

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (b)	USD	35	$34,825
MGM Resorts International:
8.63%, 2/01/19		3	3,383
6.75%, 10/01/20		10	10,650
6.63%, 12/15/21		44	46,420
7.75%, 3/15/22		28	31,150
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		9	9,090
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		67	64,990
Snai SpA, 7.63%, 6/15/18	EUR	100	132,318
Station Casinos LLC, 7.50%, 3/01/21	USD	58	60,465
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19		150	153,000
Travelport LLC/Travelport Holdings, Inc.: 13.88% (11.34% Cash or 13.88% PIK), 3/01/16 (b)(c)		134	134,234
11.88%, 9/01/16 (b)		7	6,623
Waterford Gaming LLC/Waterford Gaming Financial Corp., 8.63%, 9/15/14 (a)(b)(g)		54	2,165

			1,379,141
Household Durables — 2.2%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		56	57,120
Beazer Homes USA, Inc.:
6.63%, 4/15/18		9	9,293
5.75%, 6/15/19		9	8,528
7.50%, 9/15/21		25	25,437
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		70	72,625
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		44	44,220
Jarden Corp., 7.50%, 5/01/17		30	32,775
K. Hovnanian Enterprises, Inc.:
7.25%, 10/15/20 (b)		48	50,280
9.13%, 11/15/20 (b)		15	16,237
Magnolia BC SA, 9.00%, 8/01/20	EUR	200	244,023
PulteGroup, Inc., 6.38%, 5/15/33	USD	10	9,975
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		129	136,095
Standard Pacific Corp., 8.38%, 1/15/21		64	73,280
Weyerhaeuser Real Estate Co.:
4.38%, 6/15/19 (b)		50	48,875
5.88%, 6/15/24 (b)		35	34,825
William Lyon Homes, Inc., 8.50%, 11/15/20		30	32,400
			895,988
Household Products — 0.0%
Spectrum Brands, Inc., 6.63%, 11/15/22		10	10,500
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.:
6.00%, 1/15/22 (b)		21	22,207
5.38%, 1/15/23		28	27,090
5.88%, 1/15/24 (b)		30	31,050
5.75%, 1/15/25		65	63,131
Mirant Mid-Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		50	52,955
NRG Energy, Inc.:
7.88%, 5/15/21		47	50,525
6.63%, 3/15/23		10	10,300
6.25%, 5/01/24 (b)		28	28,070

			285,328

Corporate Bonds		Par (000)	Value
Insurance — 0.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)	USD	38	$39,330
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		9	9,540
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)		27	27,641
Radian Group, Inc.:
2.25%, 3/01/19 (e)		22	31,419
5.50%, 6/01/19		33	32,505
			140,435
Internet Software & Services — 0.3%
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		24	25,740
10.13%, 7/01/20		81	91,327
			117,067
IT Services — 0.1%
APX Group, Inc.:
6.38%, 12/01/19		9	8,707
8.75%, 12/01/20		42	38,220
			46,927
Life Sciences Tools & Services — 0.2%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		60	64,350
Machinery — 0.9%
CNH Industrial Finance Europe SA, 3.00%, 3/18/19	EUR	100	127,264
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22		100	117,306
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (b)	USD	31	31,000
SPX Corp., 6.88%, 9/01/17		30	32,700
Titan International, Inc., 6.88%, 10/01/20		55	53,900
			362,170
Media — 5.3%
Altice SA, 7.25%, 5/15/22	EUR	100	130,726
AMC Networks, Inc.:
7.75%, 7/15/21	USD	40	43,600
4.75%, 12/15/22		19	18,763
Cablevision Systems Corp., 5.88%, 9/15/22		95	91,913
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.63%, 2/15/24 (b)		7	7,018
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		77	75,364
5.13%, 2/15/23		31	29,760
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (a)(f)(g)		166	—
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)		70	66,937
Clear Channel Communications, Inc.:
9.00%, 12/15/19		56	56,420
9.00%, 3/01/21		31	30,845
Clear Channel Worldwide Holdings, Inc.:
Series B, 7.63%, 3/15/20		51	52,913
Series B, 6.50%, 11/15/22		101	103,273
DISH DBS Corp., 5.13%, 5/01/20		56	55,860
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		9	9,405
Gannett Co., Inc.:
5.13%, 7/15/20		15	15,037
4.88%, 9/15/21 (b)		38	36,765
6.38%, 10/15/23 (b)		20	20,800

46	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
Gray Television, Inc., 7.50%, 10/01/20	USD	21	$21,473
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (b)		8	8,720
iHeartCommunications, Inc., 9.00%, 9/15/22 (b)		80	79,400
Interactive Data Corp., 5.88%, 4/15/19 (b)		51	50,809
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		23	24,437
MDC Partners, Inc., 6.75%, 4/01/20 (b)		42	43,260
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		40	40,400
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		65	69,387
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		15	15,375
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		30	29,325
Numericable Group SA:
4.88%, 5/15/19 (b)		200	197,500
6.00%, 5/15/22 (b)		200	201,500
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (b)		32	33,536
Radio One, Inc., 9.25%, 2/15/20 (b)		57	56,857
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		55	56,100
Regal Entertainment Group, 5.75%, 2/01/25		18	17,775
Sinclair Television Group, Inc., 5.63%, 8/01/24 (b)		54	51,975
Unitymedia KabelBW GmbH, 9.50%, 3/15/21	EUR	135	192,466
Univision Communications, Inc.:
8.50%, 5/15/21 (b)	USD	23	24,323
5.13%, 5/15/23 (b)		8	8,100
Wave Holdco LLC/Wave Holdco Corp., 8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (b)(c)		75	76,875

			2,144,992
Metals & Mining — 3.0%
Alcoa, Inc., 5.13%, 10/01/24		134	134,174
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	100	128,428
First Quantum Minerals Ltd., 6.75%, 2/15/20 (b)	USD	26	26,260
Global Brass & Copper, Inc., 9.50%, 6/01/19		30	33,300
Novelis, Inc., 8.75%, 12/15/20		215	229,781
Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17		55	58,025
S&B Minerals Finance SCA/S&B Industrial Minerals North America, Inc., 9.25%, 8/15/20	EUR	100	137,042
Steel Dynamics, Inc.:
5.13%, 10/01/21 (b)	USD	65	65,975
6.38%, 8/15/22		45	47,531
5.25%, 4/15/23		33	33,247
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	60	79,319
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)	USD	226	241,255
			1,214,337
Oil, Gas & Consumable Fuels — 13.6%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		75	79,125
6.13%, 7/15/22		90	95,850
4.88%, 3/15/24		24	24,540
Alpha Natural Resources, Inc., 3.75%, 12/15/17 (e)		92	65,377

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
American Energy-Permian Basin LLC/AEPB Finance Corp.:
7.13%, 11/01/20 (b)	USD	35	$32,025
7.38%, 11/01/21 (b)		30	27,450
Antero Resources Finance Corp.:
6.00%, 12/01/20		15	15,300
5.38%, 11/01/21		31	30,845
Arch Coal, Inc.:
7.00%, 6/15/19		47	25,027
7.25%, 10/01/20		20	10,800
7.25%, 6/15/21		15	7,237
Athlon Holdings LP/Athlon Finance Corp.:
7.38%, 4/15/21		14	15,225
6.00%, 5/01/22 (b)		38	40,755
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/01/23		6	5,865
Baytex Energy Corp.:
5.13%, 6/01/21 (b)		20	19,500
5.63%, 6/01/24 (b)		7	6,720
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		37	38,110
5.75%, 2/01/23		44	42,240
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		91	95,095
California Resources Corp., 6.00%, 11/15/24 (b)		104	106,860
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18		50	52,000
7.50%, 9/15/20		50	52,000
Chaparral Energy, Inc., 7.63%, 11/15/22		40	41,000
Chesapeake Energy Corp.:
6.63%, 8/15/20		55	60,665
6.88%, 11/15/20		38	42,370
5.75%, 3/15/23		71	75,615
Cimarex Energy Co., 4.38%, 6/01/24		35	35,263
Concho Resources, Inc.:
5.50%, 10/01/22		33	33,990
5.50%, 4/01/23		61	63,440
CONSOL Energy, Inc., 5.88%, 4/15/22 (b)		252	248,220
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		109	1 13,360
Denbury Resources, Inc., 5.50%, 5/01/22		11	10,890
Diamondback Energy, Inc., 7.63%, 10/01/21 (b)		63	67,883
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (b)		60	59,700
El Paso LLC, 7.75%, 1/15/32		140	171,850
Energy Transfer Equity LP, 5.88%, 1/15/24		192	194,400
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		35	36,313
7.75%, 6/15/19		53	52,735
6.88%, 3/15/24 (b)		25	23,500
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		9	8,820
Gulfport Energy Corp., 7.75%, 11/01/20 (b)		18	18,765
Halcon Resources Corp.:
9.75%, 7/15/20		50	50,875
8.88%, 5/15/21		127	125,095
9.25%, 2/15/22		30	29,887
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (b)		50	53,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.63%, 4/15/21 (b)		54	56,835
5.00%, 12/01/24 (b)		99	95,287
Jupiter Resources, Inc., 8.50%, 10/01/22 (b)		50	44,375

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	47

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum, Inc., 7.38%, 5/01/22	USD	85	$89,250
Legacy Reserves LP/Legacy Reserves Finance Corp.:
6.63%, 12/01/21		25	24,500
6.63%, 12/01/21 (b)		30	29,400
Linn Energy LLC/Linn Energy Finance Corp.:
7.25%, 11/01/19		59	57,599
8.63%, 4/15/20		10	10,337
7.75%, 2/01/21		20	20,150
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.50%, 8/15/21		10	10,525
6.25%, 6/15/22		70	73,675
MEG Energy Corp., 7.00%, 3/31/24 (b)		185	191,475
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		32	31,840
Memorial Resource Development Corp., 5.88%, 7/01/22 (b)		55	53,763
Newfield Exploration Co., 6.88%, 2/01/20		25	26,063
NGPL PipeCo LLC:
7.12%, 12/15/17 (b)		22	22,000
9.63%, 6/01/19 (b)		25	26,500
Northern Oil and Gas, Inc., 8.00%, 6/01/20		29	29,435
Oasis Petroleum, Inc.:
7.25%, 2/01/19		40	41,750
6.50%, 11/01/21		33	34,403
6.88%, 1/15/23		40	42,100
Offshore Group Investment Ltd., 7.50%, 11/01/19		73	67,707
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (b)		28	28,875
Peabody Energy Corp.:
6.00%, 11/15/18		49	48,020
6.50%, 9/15/20		45	42,075
6.25%, 11/15/21		30	27,900
7.88%, 11/01/26		85	82,025
Penn Virginia Corp., 8.50%, 5/01/20		22	23,100
Precision Drilling Corp.:
6.63%, 11/15/20		15	15,563
5.25%, 11/15/24 (b)		95	91,675
QEP Resources, Inc.:
5.38%, 10/01/22		14	13,720
5.25%, 5/01/23		55	53,350
Range Resources Corp.:
6.75%, 8/01/20		31	32,627
5.00%, 8/15/22		13	13,293
5.00%, 3/15/23		21	21,630
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20		28	29,120
5.00%, 10/01/22		20	19,700
4.50%, 11/01/23		105	101,587
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		15	15,487
Rockies Express Pipeline LLC, 6.88%, 4/15/40 (b)		15	16,200
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22 (b)		11	10,890
Rosetta Resources, Inc.:
5.88%, 6/01/22		17	16,936
5.88%, 6/01/24		29	28,493
RSP Permian, Inc., 6.63%, 10/01/22 (b)		35	35,219
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23 (b)		177	178,770
5.75%, 5/15/24 (b)		200	203,500

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Sanchez Energy Corp., 6.13%, 1/15/23 (b)	USD	93	$92,098
SandRidge Energy, Inc.:
8.75%, 1/15/20		56	57,680
7.50%, 3/15/21		25	24,375
7.50%, 2/15/23		46	44,677
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)		197	212,760
SM Energy Co.:
6.50%, 1/01/23		10	10,400
5.00%, 1/15/24		64	61,120
Southern Star Central Corp., 5.13%, 7/15/22 (b)		13	12,935
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		37	39,590
Triangle USA Petroleum Corp., 6.75%, 7/15/22 (b)		23	22,454
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		68	68,340
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		50	51,750
WPX Energy, Inc., 5.25%, 9/15/24		46	44,620
			5,477,105
Paper & Forest Products — 0.2%
Clearwater Paper Corp., 4.50%, 2/01/23		8	7,640
NewPage Corp., 11.38%, 12/31/14 (a)(g)		122	—
PH Glatfelter Co., 5.38%, 10/15/20		8	8,220
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)		62	62,620
			78,480
Pharmaceuticals — 0.9%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (b)(c)		22	21,945
Endo Finance LLC & Endo Finco, Inc.:
7.00%, 12/15/20 (b)		15	15,675
7.25%, 1/15/22 (b)		12	12,630
5.38%, 1/15/23 (b)		10	9,550
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/01/22 (b)		75	75,563
Omnicare, Inc., 3.75%, 4/01/42 (e)		48	74,970
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20		36	37,530
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (b)		22	23,980
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (b)		34	35,870
6.38%, 10/15/20 (b)		20	20,550
7.50%, 7/15/21 (b)		22	23,540
			351,803
Professional Services — 0.5%
Ceridian LLC/Comdata, Inc., 8.13%, 11/15/17 (b)		80	80,100
TMF Group Holding BV, 9.88%, 12/01/19	EUR	100	131,383
			211,483
Real Estate Investment Trusts (REITs) — 0.8%
Felcor Lodging LP, 5.63%, 3/01/23	USD	15	14,663
The Geo Group, Inc.:
5.88%, 1/15/22		7	7,070
5.88%, 10/15/24		35	35,087
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		26	26,390
Host Hotels & Resorts LP, 2.50%, 10/15/29 (b)(e)		20	32,987

48	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
iStar Financial, Inc.:
3.00%, 11/15/16 (e)	USD	112	$141,260
4.00%, 11/01/17		40	38,800
5.00%, 7/01/19		25	24,063
Rayonier AM Products, Inc., 5.50%, 6/01/24 (b)		10	9,525
			329,845
Real Estate Management & Development — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)		38	36,290
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		50	54,250
The Howard Hughes Corp., 6.88%, 10/01/21 (b)		21	21,683
Realogy Group LLC:
7.63%, 1/15/20 (b)		35	37,450
9.00%, 1/15/20 (b)		45	49,163
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (b)		58	55,970
RPG Byty Sro, 6.75%, 5/01/20	EUR	100	131,989
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)	USD	45	43,875
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(g)		15	—
			430,670
Road & Rail — 0.5%
Florida East Coast Holdings Corp.:
6.75%, 5/01/19 (b)		28	28,560
9.75%, 5/01/20 (b)		8	8,120
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (b)(c)		119	116,323
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		34	34,170
			187,173
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		24	24,360
Micron Technology, Inc., 5.50%, 2/01/25 (b)		141	138,180
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (b)		85	83,513
			246,053
Software — 2.1%
Audatex North America, Inc., 6.00%, 6/15/21 (b)		20	20,500
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		49	47,040
Epicor Software Corp., 8.63%, 5/01/19		70	74,025
First Data Corp.:
7.38%, 6/15/19 (b)		95	99,997
8.25%, 1/15/21 (b)		70	74,200
11.25%, 1/15/21		3	3,416
10.63%, 6/15/21		82	93,275
11.75%, 8/15/21		107	123,853
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (b)(c)		106	104,940
Infor US, Inc., 9.38%, 4/01/19		37	39,960
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		62	60,605
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)		91	97,825
			839,636

Corporate Bonds		Par (000)	Value
Specialty Retail — 0.9%
Asbury Automotive Group, Inc., 8.38%, 11/15/20	USD	50	$53,500
CST Brands, Inc., 5.00%, 5/01/23		34	33,150
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8.00%, 6/01/21 (b)		42	40,005
Limited Brands, Inc., 5.63%, 2/15/22		20	20,850
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b)		114	118,560
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 8/15/19		27	27,135
Penske Automotive Group, Inc., 5.75%, 10/01/22		39	39,585
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		16	16,120
Sonic Automotive, Inc., 5.00%, 5/15/23		13	12,415
			361,320
Technology Hardware, Storage & Peripherals — 0.1%
Nokia OYJ, 6.63%, 5/15/39		35	36,925
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		20	20,900
Springs Industries, Inc., 6.25%, 6/01/21		59	57,820
			78,720
Thrifts & Mortgage Finance — 0.6%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		200	204,500
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		30	30,600
			235,100
Trading Companies & Distributors — 1.2%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		14	13,720
Ashtead Capital, Inc., 5.63%, 10/01/24 (b)		200	201,000
H&E Equipment Services, Inc., 7.00%, 9/01/22		39	41,633
United Rentals North America, Inc.:
8.25%, 2/01/21		97	105,003
7.63%, 4/15/22		45	48,937
5.75%, 11/15/24		85	86,063

			496,356
Transportation Infrastructure — 0.3%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	100	129,337
Wireless Telecommunication Services — 4.1%
Crown Castle International Corp., 5.25%, 1/15/23	USD	23	22,799
Digicel Group Ltd., 8.25%, 9/30/20 (b)		240	247,224
Digicel Ltd., 6.00%, 4/15/21 (b)		332	328,680
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)		17	16,320
SBA Communications Corp., 4.88%, 7/15/22 (b)		40	38,400
Sprint Capital Corp., 8.75%, 3/15/32		45	49,106
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		130	150,150
7.00%, 3/01/20 (b)		196	214,375
Sprint Corp.:
7.88%, 9/15/23 (b)		124	131,440
7.13%, 6/15/24 (b)		129	129,967

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	49

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
T-Mobile USA, Inc.:
6.63%, 4/28/21	USD	44	$45,100
6.13%, 1/15/22		10	10,050
6.73%, 4/28/22		35	35,787
6.00%, 3/01/23		48	47,940
6.50%, 1/15/24		75	75,937
6.38%, 3/01/25		113	112,717

			1,655,992
Total Corporate Bonds — 72.3%			29,096,180

Floating Rate Loan Interests(d)		Par (000)	Value
Advertising — 0.1%
Affinion Group, Inc., Initial Second Lien Term Loan, 8.50%, 10/31/18		50	48,078
Aerospace & Defense — 0.5%
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		216	205,792
Air Freight & Logistics — 0.3%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		33	31,982
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		35	33,601
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		6	5,793
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		48	46,346

			117,722
Airlines — 0.1%
Northwest Airlines, Inc.:
Loan B757-200, 1.56%, 9/10/18		13	12,081
Loan B757-200, 1.56%, 9/10/18		12	11,445
Loan B757-300, 1.56%, 3/10/17		12	11,475
Loan B757-300, 2.18%, 3/10/17		13	12,442
Loan B757-300, 2.18%, 3/10/17		12	11,901

			59,344
Biotechnology — 0.3%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.15%, 2/27/21		114	112,209
Building Products — 0.1%
The Hillman Group, Inc., Initial Term Loan, 4.50%, 6/30/21		25	24,813
Capital Markets — 0.1%
Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20		40	38,704
Chemicals — 0.6%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		190	185,372
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		9	9,242
Oxea Finance & Cy SCA (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20		35	34,592

			229,206
Commercial Services & Supplies — 0.2%
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		69	68,032

Floating Rate Loan Interests(d)		Par (000)	Value
Electric Utilities — 1.2%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16	USD	60	$59,663
Texas Competitive Electric Holdings Co. LLC (TXU):
2014 Term Loan (Non-Extending), 4.65%, 10/10/14		16	11,424
2016 Revolving Loan (Extending 2011), 4.50% - 4.65%, 10/10/16		50	36,500
2017 Term Loan (Extending), 4.65%, 10/10/17		327	241,335
DIP Delayed Draw Term Loan (2014), 3.75%, 5/05/16		121	121,868

			470,790
Energy Equipment & Services — 0.1%
American Energy - Marcellus LLC, Initial Loan (First Lien), 5.25%, 8/04/20		40	39,900
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., 2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		30	30,141
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		20	20,225

			50,366
Health Care Equipment & Supplies — 0.1%
Mallinckrodt International Finance SA, Initial Term B Loan, 3.50%, 3/19/21		45	44,040
Health Care Providers & Services — 0.3%
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		94	93,893
Surgery Center Holdings, Inc., Initial Term Loan, 4.25%, 7/24/20		20	19,556

			113,449
Hotels, Restaurants & Leisure — 2.4%
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-6 Loan, 6.75% - 6.95%, 3/01/17		99	90,530
Term B-7 Loan, 9.75%, 1/28/18		167	157,667
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		219	209,146
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		75	74,438
ESH Hospitality, Inc., Term Loan, 5.00%, 6/24/19		30	30,037
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		90	88,644
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		88	86,708
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		14	13,757
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		90	88,681
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 6.00%, 9/02/21		135	134,687

			974,295
Internet Software & Services — 0.7%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		65	64,083
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		140	141,866

50	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(d)		Par (000)	Value
Internet Software & Services (concluded)
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19	USD	86	$84,379

			290,328
Machinery — 0.7%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		33	32,215
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/05/21		240	235,450

			267,665
Media — 1.4%
Advantage Sales & Marketing, Inc.:
Delayed Draw Term Loan, 4.25%, 7/23/21		1	554
Initial Term Loan (First Lien), 4.25%, 7/23/21		34	33,254
Term Loan (Second Lien), 7.50%, 7/25/22		55	54,116
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		148	147,761
Cengage Learning Acquisitions, Inc. (Thomson Learning), Term Loan, 0.00%, 7/03/14 (g)		20	—
Charter Communications Operating LLC, Term G Loan, 4.25%, 9/10/21		75	74,727
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.80%, 1/29/16		12	11,687
Tranche D Term Loan, 6.90%, 1/30/19		157	149,696
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		100	99,157

			570,952
Oil, Gas & Consumable Fuels — 0.4%
American Energy - Utica LLC:
Incremental Tranche 1 Loan (Second Lien), 11.00%, 9/30/18		13	13,244
Incremental Tranche 2 (Second Lien), 11.00%, 9/30/18		13	13,278
Loan (Second Lien), 11.00%, 9/30/18		100	106,922
Arch Coal, Inc., Term Loan, 6.25%, 5/16/18		42	38,139

			171,583
Pharmaceuticals — 0.0%
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/31/17		7	6,611
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 4.40%, 10/10/16		6	5,787
Semiconductors & Semiconductor Equipment — 0.3%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		105	103,704

Floating Rate Loan Interests(d)		Par (000)		Value
Software — 1.2%
First Data Corp., 2018 New Dollar Term Loan, 3.65%, 3/23/18	USD	400		$391,876
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		110		112,714

				504,590
Specialty Retail — 0.2%
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		74		73,064
Trading Companies & Distributors — 0.3%
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		116		114,912
Total Floating Rate Loan Interests — 11.7%				4,705,936

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (b)(d)		113		114,752

Other Interests (a)(h)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp., Escrow (g)		150		1,313
Lear Corp., Escrow (g)		100		875

				2,188
Capital Markets — 0.1%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (g)		110		22,275
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (g)		30		6,075

				28,350
Household Durables — 0.2%
Stanley-Martin, Class B Membership Units		—	(i)	74,350
Total Other Interests — 0.3%				104,888

Preferred Securities
Capital Trusts		Par (000)		Value
Banks — 0.9%
Bank of America Corp.:
Series U, 5.20% (d)(j)		16		15,040
Series V, 5.13% (d)(j)		195		188,663
Series X, 6.25% (d)(j)		125		124,180
Citigroup, Inc., Series D, 5.35% (d)(j)		30		28,050

				355,933

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	51

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts		Par (000)	Value
Capital Markets — 0.7%
The Goldman Sachs Group, Inc., 5.70% (d)(j)	USD	107	$108,551
Morgan Stanley, Series H, 5.45% (d)(j)		165	163,763

			272,314
Diversified Financial Services — 1.1%
JPMorgan Chase & Co.:
Series 1, 7.90% (d)(j)		75	81,187
Series Q, 5.15% (d)(j)		5	4,763
Series S, 6.75% (d)(j)		187	196,443
Series U, 6.13% (d)(j)		39	38,591
Series V, 5.00% (d)(j)		125	121,850

			442,834
Total Capital Trusts — 2.7%			1,071,081

Preferred Stocks		Shares
Capital Markets — 0.0%
State Street Corp., 5.90% (d)		615	15,775
Consumer Finance — 0.1%
Ally Financial, Inc., 8.50% (d)		1,284	34,578
Diversified Financial Services — 0.1%
RBS Capital Funding Trust VI, 6.25%		2,075	49,489

Preferred Securities	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp., 5.75% (e)	30	$33,862
Total Preferred Stocks — 0.3%		133,704

Trust Preferreds
Diversified Financial Services — 0.7%
GMAC Capital Trust I, 8.13%, 2/15/40 (d)	8,676	230,868
RBS Capital Funding Trust VII, 6.08% (j)	2,668	63,739
Total Trust Preferreds — 0.7%		294,607
Total Preferred Securities — 3.7%		1,499,392

Total Long-Term Investments (Cost — $39,496,842) — 97.4%		39,209,474

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (k)(l)	135,226	135,226
Total Short-Term Securities (Cost — $135,226) — 0.3%		135,226
Total Investments (Cost — $39,632,068*) — 97.7%		39,344,700
Other Assets Less Liabilities — 2.3%		918,809

Net Assets — 100.0%		$40,263,509

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$39,683,734

Gross unrealized appreciation	$967,154
Gross unrealized depreciation	(1,306,188)

Net unrealized depreciation	$(339,034)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Convertible security.

(f)	Zero-coupon bond.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	Amount is less than $500.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,084,123	(948,897)	135,226	$442

(l)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

52	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock High Yield Portfolio

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
(25)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	2,456,875	$8,863
(1)	Russell 2000 Mini Index Futures	InterContinental Exchange	December 2014	USD	109,660	5,190
Total						$14,053

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	9,000	USD	11,652	Citibank N.A.	10/21/14	$(283)
EUR	230,000	USD	305,139	Goldman Sachs Bank USA	10/21/14	(14,596)
EUR	160,000	USD	213,973	UBS AG	10/21/14	(11,855)
USD	22,280	CAD	24,000	UBS AG	10/21/14	863
USD	104,733	EUR	78,000	BNP Paribas S.A.	10/21/14	6,201
USD	4,552,744	EUR	3,365,000	Citibank N.A.	10/21/14	301,960
Total						$282,290

•	Centrally cleared credit default swaps — bold protection outstanding as of September 30, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
CDX.NA.HY Series 22 Version 2	5.00%	Chicago Mercantile	6/20/19	B+	USD	891	$(15,304)

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	53

Schedule of Investments (continued)	BlackRock High Yield Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1] :
Common Stocks	$2,823,953	$864,156	$217	$3,688,326
Corporate Bonds	—	28,831,863	264,317	29,096,180
Floating Rate Loan Interests	—	4,159,365	546,571	4,705,936
Non-Agency Mortgage-Backed Securities	—	114,752	—	114,752
Other Interests	—	28,350	76,538	104,888
Preferred Securities	428,311	1,071,081	—	1,499,392
Short-Term Securities	135,226	—	—	135,226
Liabilities:
Unfunded floating rate loan interests	—	(9)	—	(9)
Total	$3,387,490	$35,069,558	$887,643	$39,344,691
[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$14,053	—	—	$14,053
Foreign currency exchange contracts	—	$309,024	—	309,024
Liabilities:
Credit contracts	—	(15,304)	—	(15,304)
Foreign currency exchange contracts	—	(26,734)	—	(26,734)
Total	$14,053	$266,986	—	$281,039

[1]    Derivative financial instruments are financial futures contracts, forward foreign currency exchange contracts and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$15,996	—	—	$15,996
Cash pledged for financial futures contracts	122,000	—	—	122,000
Cash pledged for centrally cleared swaps	50,000	—	—	50,000
Liabilities:
Bank overdraft	—	$(12,915)	—	(12,915)
Total	$187,996	$(12,915)	—	$175,081

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

54	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock High Yield Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Total
Assets:
Opening Balance, as of December 31, 2013	$475,147	$408,352	$446,227	$113,640	$71,138	$1,514,504
Transfers into Level 3	—	10,760	241,479	—	—	252,239
Transfers out of Level 3[1]	(430,267)	(133,250)	(40,250)	(113,640)	—	(717,407)
Accrued discounts/premiums	—	—	2,947	—	—	2,947
Net realized gain (loss)	45,275	(250,000)	13,762	—	—	(190,963)
Net change in unrealized appreciation/depreciation[2]	(44,663)	250,056	(266)	—	5,400	210,527
Purchases	—	—	254,592	—	—	254,592
Sales	(45,275)	(21,601)	(371,920)	—	—	(438,796)
Closing Balance, as of September 30, 2014	$217	$264,317	$546,571	—	$76,538	$887,643
Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014[2]	$217	$56	$12,974	—	$5,400	$18,647

[1]

As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $430,267 transferred from Level 3 to Level 1 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	55

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.4%
Rockwell Collins, Inc.	8,100	$635,850
Airlines — 1.8%
Delta Air Lines, Inc.	19,200	694,080
Southwest Airlines Co.	43,900	1,482,503
United Continental Holdings, Inc. (a)	23,100	1,080,849

		3,257,432
Auto Components — 0.8%
BorgWarner, Inc.	6,840	359,852
TRW Automotive Holdings Corp. (a)	11,102	1,124,077

		1,483,929
Banks — 12.7%
Bank of America Corp.	301,339	5,137,830
Citigroup, Inc.	79,593	4,124,509
JPMorgan Chase & Co.	93,265	5,618,283
SunTrust Banks, Inc.	62,200	2,365,466
U.S. Bancorp	109,675	4,587,705
Wells Fargo & Co.	18,100	938,847

		22,772,640
Beverages — 2.3%
Dr. Pepper Snapple Group, Inc.	38,500	2,475,935
Molson Coors Brewing Co., Class B	21,900	1,630,236

		4,106,171
Biotechnology — 2.9%
Amgen, Inc.	15,300	2,149,038
Biogen Idec, Inc. (a)	9,210	3,046,760

		5,195,798
Capital Markets — 1.1%
The Goldman Sachs Group, Inc.	11,100	2,037,627
Chemicals — 0.8%
Cabot Corp.	12,749	647,267
The Dow Chemical Co.	14,900	781,356

		1,428,623
Commercial Services & Supplies — 0.7%
Tyco International Ltd.	28,850	1,285,845
Communications Equipment — 4.2%
Brocade Communications Systems, Inc.	154,156	1,675,676
Cisco Systems, Inc.	113,200	2,849,244
QUALCOMM, Inc.	39,500	2,953,415

		7,478,335
Construction & Engineering — 0.3%
AECOM Technology Corp. (a)(b)	15,000	506,250
Consumer Finance — 2.9%
Discover Financial Services	68,100	4,384,959

Common Stocks	Shares	Value
Consumer Finance (concluded)
SLM Corp.	106,455	$911,255

		5,296,214
Containers & Packaging — 1.1%
Packaging Corp. of America	30,541	1,949,126
Electronic Equipment, Instruments & Components — 0.5%
TE Connectivity Ltd.	16,700	923,343
Energy Equipment & Services — 4.3%
Halliburton Co.	35,200	2,270,752
Oceaneering International, Inc.	7,450	485,517
Schlumberger Ltd.	41,000	4,169,290
Weatherford International PLC (a)	39,600	823,680

		7,749,239
Food & Staples Retailing — 2.9%
CVS Health Corp.	65,775	5,235,032
Health Care Equipment & Supplies — 0.3%
Medtronic, Inc.	9,800	607,110
Health Care Providers & Services — 7.1%
Aetna, Inc.	41,500	3,361,500
Centene Corp. (a)	17,800	1,472,238
CIGNA Corp.	6,200	562,278
McKesson Corp.	15,600	3,036,852
UnitedHealth Group, Inc.	23,900	2,061,375
Universal Health Services, Inc., Class B	21,052	2,199,934

		12,694,177
Hotels, Restaurants & Leisure — 0.9%
Las Vegas Sands Corp.	25,100	1,561,471
Industrial Conglomerates — 2.5%
3M Co.	31,125	4,409,790
Insurance — 4.4%
American International Group, Inc.	78,600	4,245,972
Genworth Financial, Inc., Class A (a)	121,800	1,595,580
The Travelers Cos., Inc.	22,300	2,094,862

		7,936,414
Internet & Catalog Retail — 0.8%
The Priceline Group, Inc. (a)	1,180	1,367,124
Internet Software & Services — 4.1%
Facebook, Inc., Class A (a)	29,600	2,339,584
Google, Inc., Class A (a)	4,285	2,521,337
Google, Inc., Class C (a)	4,255	2,456,667

		7,317,588
IT Services — 4.7%
Alliance Data Systems Corp. (a)	4,100	1,017,907

Portfolio Abbreviation
ADR	American Depositary Receipts

56	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Amdocs Ltd.	25,536	$1,171,592
Cognizant Technology Solutions Corp., Class A (a)	31,000	1,387,870
MasterCard, Inc., Class A	53,100	3,925,152
Total System Services, Inc.	29,290	906,818

		8,409,339
Machinery — 1.6%
Kennametal, Inc.	12,400	512,244
Parker Hannifin Corp.	12,778	1,458,609
WABCO Holdings, Inc. (a)	10,800	982,260

		2,953,113
Media — 2.9%
Comcast Corp., Class A	96,400	5,184,392
Multiline Retail — 0.7%
Macy’s, Inc.	20,200	1,175,236
Oil, Gas & Consumable Fuels — 6.0%
BP PLC — ADR	50,700	2,228,265
Exxon Mobil Corp.	950	89,347
Hess Corp.	20,968	1,977,702
Marathon Petroleum Corp.	25,700	2,176,019
PBF Energy, Inc., Class A	16,800	403,200
Suncor Energy, Inc.	78,660	2,843,559
Tesoro Corp.	17,118	1,043,856

		10,761,948
Paper & Forest Products — 0.4%
Domtar Corp.	19,800	695,574
Pharmaceuticals — 5.7%
Johnson & Johnson	7,400	788,766
Merck & Co., Inc.	80,590	4,777,375
Mylan, Inc. (a)	26,900	1,223,681
Pfizer, Inc.	21,050	622,449
Teva Pharmaceutical Industries Ltd. — ADR	53,761	2,889,654

		10,301,925
Road & Rail — 1.4%
Norfolk Southern Corp.	17,600	1,964,160
Union Pacific Corp.	4,800	520,416

		2,484,576
Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	63,400	2,207,588

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Micron Technology, Inc. (a)	105,300	$3,607,578

		5,815,166
Software — 1.8%
CA, Inc.	9,025	252,159
Microsoft Corp.	25,800	1,196,088
Oracle Corp.	47,500	1,818,300

		3,266,547
Specialty Retail — 4.4%
The Home Depot, Inc.	14,300	1,311,882
Lowe’s Cos., Inc.	87,100	4,609,332
Ross Stores, Inc.	26,600	2,010,428

		7,931,642
Technology Hardware, Storage & Peripherals — 6.7%
Apple Inc.	18,250	1,838,687
EMC Corp.	96,800	2,832,368
Hewlett-Packard Co.	68,177	2,418,238
SanDisk Corp.	16,100	1,576,995
Seagate Technology PLC	7,600	435,252
Western Digital Corp.	29,820	2,902,082

		12,003,622
Total Long-Term Investments (Cost — $139,604,703) — 99.3%		178,218,208

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	804,027	804,027
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)	$523	523,463
Total Short-Term Securities (Cost — $1,327,490) — 0.7%		1,327,490
Total Investments (Cost — $140,932,193*) — 100.0%		179,545,698
Liabilities in Excess of Other Assets — 0.0%		(36,084)

Net Assets — 100.0%		$179,509,614

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$141,946,283

Gross unrealized appreciation	$39,669,074
Gross unrealized depreciation	(2,069,659)

Net unrealized appreciation	$37,599,415

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,387,873	(1,583,846)	804,027	$950
BlackRock Liquidity Series, LLC, Money Market Series	$1,077,665	$(554,202)	$523,463	$1,206

(d)	Represents the current yield as of report date.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	57

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$178,218,208	—	—	$178,218,208
Short-Term Securities	804,027	$523,463	—	1,327,490
Total	$179,022,235	$523,463	—	$179,545,698
[1] See above Schedule of Investments for values in each industry.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $523,463 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

58	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 4.5%
Citibank N.A.:
0.23%, 11/07/14	$2,000	$2,000,000
0.24%, 11/21/14	2,000	2,000,000
Wells Fargo Bank N.A.:
0.22%, 11/26/14 (a)	2,000	2,000,000
0.23%, 5/21/15 (a)	750	750,000

		6,750,000
Euro — 0.7%
National Australia Bank Ltd., London, 0.23%, 10/23/14 (a)	1,000	1,000,000
Yankee (b) — 20.9%
Australia and New Zealand Banking Group Ltd., New York, 0.23%, 2/25/15 (a)	1,000	1,000,000
Bank of Montreal, Chicago:
0.23%, 1/08/15 (a)	1,000	1,000,000
0.23%, 4/09/15 (a)	1,500	1,500,000
Bank of Nova Scotia, Houston:
0.48%, 1/14/15 (a)	200	200,138
0.23%, 4/08/15 (a)	1,000	1,000,000
BNP Paribas S.A., New York, 0.30%, 2/04/15	1,500	1,500,000
Canadian Imperial Bank of Commerce, New York:
0.30%, 3/02/15 (a)	2,625	2,625,000
0.22%, 6/17/15 (a)	1,400	1,400,000
Credit Industriel Et Commercial, New York:
0.32%, 10/14/14	500	500,000
0.30%, 1/08/15	1,000	1,000,000
HSBC Bank PLC, New York, 0.24%, 8/05/15 (a)(c)	2,000	2,000,000
National Australia Bank Ltd., New York, 0.23%, 7/24/15 (a)	500	500,000
National Bank of Canada, New York:
0.31%, 12/09/14 (a)	900	900,000
0.26%, 12/19/14	1,500	1,500,000
0.23%, 3/20/15 (a)	1,000	1,000,000
Rabobank Nederland N.V., New York:
0.35%, 1/12/15	1,000	1,000,000
0.29%, 3/17/15 (a)	1,000	1,000,000
0.28%, 9/16/15 (a)	3,000	3,000,000
Royal Bank of Canada, New York:
0.27%, 10/10/14 (a)	1,000	1,000,000
0.25%, 1/21/15 (a)	1,500	1,500,000
Skandinaviska Enskilda Banken, New York:
0.25%, 10/06/14	1,500	1,500,000
0.44%, 11/07/14 (a)	300	300,047
Toronto Dominion Bank, New York, 0.30%, 7/15/15	1,500	1,499,998
UBS A.G., Stamford, 0.25%, 12/05/14 (a)	750	750,000
Westpac Banking Corp., New York, 0.24%, 5/05/15 (a)	2,000	2,000,000

		31,175,183
Total Certificates of Deposit — 26.1%		38,925,183

Commercial Paper	Par (000)	Value
Albion Capital LLC, 0.16%, 10/15/14 (d)	$2,000	$1,999,875
Aspen Funding Corp., 0.27%, 10/01/14 (d)	1,000	1,000,000
Bank of Nova Scotia, 0.25%, 2/10/15 (c)(d)	1,000	999,102
Bedford Row Funding Corp.:
0.25%, 11/03/14 (d)	1,500	1,499,656
0.26%, 1/26/15 (d)	900	899,239
BNP Paribas Finance, Inc.:
0.25%, 11/03/14 (d)	1,500	1,499,656
0.27%, 1/20/15 (d)	3,000	2,997,503
Cafco LLC, 0.25%, 2/02/15 (d)	1,000	999,139
Charta LLC:
0.12%, 10/20/14 (d)	3,000	2,999,810
0.15%, 11/10/14 (d)	500	499,917
Collateralized Commercial Paper Co. LLC:
0.26%, 10/03/14 (d)	700	699,990
0.25%, 12/01/14 (d)	1,500	1,499,365
0.30%, 2/27/15 (d)	2,000	1,997,517
Commonwealth Bank of Australia:
0.24%, 11/24/14 (a)	1,500	1,500,000
0.23%, 4/23/15 (a)	1,000	999,972
0.23%, 5/11/15 (a)(c)	1,500	1,500,000
CRC Funding LLC, 0.23%, 12/15/14 (d)	1,000	999,521
Credit Agricole North America Inc., 0.26%, 11/03/14 (d)	1,500	1,499,643
Credit Suisse, 0.30%, 11/14/14 (d)	1,500	1,499,459
Fairway Finance Co. LLC, 0.22%, 2/06/15 (c)(d)	2,000	1,998,435
HSBC Bank PLC:
0.24%, 11/19/14 (a)	1,500	1,500,000
0.23%, 5/08/15 (a)	1,500	1,500,000
0.24%, 9/09/15 (a)(c)	1,000	1,000,000
ING US Funding LLC, 0.25%, 12/05/14 (d)	1,500	1,499,323
Kells Funding LLC:
0.23%, 10/14/14 (a)(c)	1,000	1,000,000
0.24%, 2/13/15 (a)(c)	1,500	1,500,038
0.24%, 2/23/15 (a)(c)	1,500	1,500,037
Lloyds Bank PLC, 0.07%, 10/01/14 (d)	2,000	2,000,000
Macquarie Bank Ltd., 0.22%, 11/14/14 (d)	435	434,883
Manhattan Asset Funding Co. LLC, 0.15%, 10/06/14 (d)	445	444,991
National Australia Funding Delaware, Inc.:
0.23%, 8/11/15 (a)(c)	1,500	1,500,000
0.25%, 8/27/15 (a)	250	250,000
Natixis U.S. Finance Co. LLC, 0.13%, 10/01/14 (d)	900	900,000
Old Line Funding LLC:
0.22%, 12/05/14 (d)	500	499,801
0.22%, 1/12/15 (d)	1,500	1,499,056
0.19%, 1/20/15 (d)	2,000	1,998,828
Rhein-Main Securitisation Ltd., 0.25%, 10/01/14 (d)	1,125	1,125,000
Salisbury Receivables Co. LLC, 0.12%, 10/09/14 (d)	3,000	2,999,920
Skandinaviska Enskilda Banken AB, 0.24%, 11/07/14 (d)	1,500	1,499,630
Sumitomo Mitsui Banking Corp.:
0.07%, 10/02/14 (d)	1,500	1,499,997
0.25%, 12/01/14 (d)	1,500	1,499,365
Thunder Bay Funding LLC, 0.09%, 10/06/14 (d)	800	799,990

Portfolio Abbreviations
IDRB	Industrial Development Revenue Bond	LOC	Letter of Credit	VRDN	Variable Rate Demand Notes
		RB	Revenue Bonds

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	59

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Versailles Commercial Paper LLC, 0.18%, 10/20/14 (d)	$650	$649,938
Westpac Banking Corp.:
0.23%, 4/09/15 (a)(c)	1,500	1,500,003
0.23%, 7/02/15 (a)(c)	750	749,971
Working Capital Management, 0.12%, 10/08/14 (d)	4,000	3,999,907
Total Commercial Paper — 43.5%		64,938,477

Corporate Notes
Commonwealth Bank of Australia, 3.50%, 3/19/15 (c)	800	811,652
National Australia Bank Ltd., 2.00%, 3/09/15	1,500	1,510,756
Svenska Handelsbanken AB, 0.28%, 3/13/15 (a)(c)	1,200	1,200,000
Westpac Banking Corp., 4.20%, 2/27/15	1,310	1,330,797
Total Corporate Notes — 3.3%		4,853,205

Municipal Bonds (e)
Catawba County RB (Catawba Valley Medical Center Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.14%, 10/07/14	4,285	4,285,000
Jets Stadium Development LLC, 0.10%, 10/07/14 (c)	1,500	1,500,000
New York City IDRB (New York Law School Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/07/14	1,535	1,535,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.05%, 10/07/14	3,100	3,100,000
Total Municipal Bonds — 7.0%		10,420,000

Time Deposits
Credit Agricole Corporate & Investment Bank, 0.06%, 10/01/14	5,500	5,500,000
ING Bank N.V., 0.10%, 10/06/14	2,000	2,000,000
Total Time Deposits — 5.0%		7,500,000

U.S. Government Sponsored Agency Obligations (a)
Fannie Mae Variable Rate Notes, 0.12%, 2/27/15	1,000	999,897
Freddie Mac Variable Rate Notes, 0.14%, 11/25/15	1,000	1,000,000
Total U.S. Government Sponsored Agency Obligations — 1.4%		1,999,897

U.S. Treasury Obligations
U.S. Treasury Bills: (d)
0.04%, 3/05/15	1,500	1,499,193
0.11%, 7/23/15	1,500	1,498,679
0.11%, 8/20/15	1,600	1,598,421
0.11%, 9/17/15	1,000	998,903

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.25%, 1/31/15	$1,000	$1,000,313
0.09%, 7/31/16 (a)	1,500	1,500,111
Total U.S. Treasury Obligations — 5.4%		8,095,620

Repurchase Agreements
Credit Suisse Securities (USA) LLC, 0.38%, 10/01/14 (e) (Purchased on 9/18/14 to be repurchased at $1,657,815, collateralized by corporate/debt obligation 6.00% due at 12/25/65, original par and fair value of $2,175,000 and $1,989,762, respectively)	1,658	1,657,500
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,989,762)		1,657,500
Mizuho Securities USA, Inc., 1.11%, 11/01/14 (e) (Purchased on 3/04/13 to be repurchased at $1,731,817, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 5.95% due from 12/11/14 to 5/15/41, aggregate original par and fair value of $4,850,137 and $2,121,467, respectively)	1,700	1,700,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $2,121,467)		1,700,000
Morgan Stanley & Co. LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $6,986,000, collateralized by various U.S.government sponsored agency and U.S. Treasury obligations, 0.00% to 10.50% due from 11/13/14 to 9/15/41, aggregate original par and fair value of $89,214,398 and $7,125,720, respectively)	6,986	6,986,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $7,125,720)		6,986,000
Wells Fargo Securities, LLC, 0.46%, 10/14/14 (Purchased on 7/16/14 to be repurchased at $1,201,380, collateralized by corporate/debt obligation 3.88% due at 5/01/24, original par and fair value of $1,236,934 and $1,260,001, respectively)	1,200	1,200,000
Wells Fargo Securities, LLC, 0.40%, 11/05/14 (Purchased on 8/07/14 to be repurchased at $750,750, collateralized by corporate/debt obligation 3.88% due at 5/01/24, original par and fair value of $773,084 and $787,501, respectively)	750	750,000
Total Value of Wells Fargo Securities, LLC (collateral value of $2,047,502)		1,950,000
Total Repurchase Agreements — 8.2%		12,293,500
Total Investments (Cost — $149,025,882*) — 99.9%		149,025,882
Other Assets Less Liabilities — 0.1%		184,471

Net Assets — 100.0%		$149,210,353

60	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	U.S. dollar denominated security issued by foreign domiciled entity.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$149,025,882	—	$149,025,882
[1] See above Schedule of Investments for values in each security type.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	61

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class A2, 0.87%, 12/25/33 (a)	USD	23	$20,457
AmeriCredit Automobile Receivables Trust:
Series 2012-3, Class C, 2.42%, 5/08/18		100	101,715
Series 2012-4, Class B, 1.31%, 11/08/17		45	45,183
Series 2012-4, Class C, 1.93%, 8/08/18		70	70,523
Series 2013-4, Class B, 1.66%, 9/10/18		30	30,151
Series 2013-4, Class C, 2.72%, 9/09/19		20	20,370
Series 2013-4, Class D, 3.31%, 10/08/19		40	40,843
Series 2013-5, Class B, 1.52%, 1/08/19		30	29,860
Series 2013-5, Class C, 2.29%, 11/08/19		15	15,021
Series 2014-1, Class B, 1.68%, 7/08/19		60	59,697
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	41	52,727
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)	USD	98	98,324
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (b)		59	59,319
Series 2013-BA, Class A4, 1.27%, 3/15/19 (b)		60	59,865
Series 2013-BA, Class B, 1.78%, 6/17/19 (b)		30	29,951
Series 2013-BA, Class C, 2.24%, 9/16/19 (b)		30	29,926
Series 2014-AA, Class B, 1.76%, 8/15/19 (b)		30	29,822
Series 2014-AA, Class C, 2.28%, 11/15/19 (b)		40	39,777
CIFC Funding Ltd., Series 2014-2A, Class A1L, 1.73%, 5/24/26 (a)(b)		250	249,144
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.77%, 9/25/33 (a)		27	25,744
Series 2004-5, Class A, 1.05%, 10/25/34 (a)		32	31,233
Series 2006-8, Class 2A3, 0.31%, 1/25/46		49	42,343
Credit Acceptance Auto Loan Trust,
Series 2014-1A, Class A, 1.55%, 10/15/21 (b)		250	250,982
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.46%, 10/20/43 (a)(b)		76	74,955
DT Auto Owner Trust, Series 2012-1A, Class D, 4.94%, 7/16/18 (b)		205	208,351
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		100	100,528
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		60	61,594

Asset-Backed Securities		Par (000)	Value
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.75%, 12/25/34 (a)	USD	35	$32,795
Navient Student Loan Trust:
Series 2014-CTA, Class A, 0.85%, 9/16/24 (a)(b)		91	90,902
Series 2014-CTA, Class B, 1.93%, 10/17/44 (a)(b)		100	99,114
Nelnet Student Loan Trust:
Series 2006-1, Class A6, 0.68%, 8/23/36 (a)(b)		100	97,750
Series 2008-3, Class A4, 1.88%, 11/25/24 (a)		135	141,521
Series 2014-2A, Class A3, 1.01%, 7/27/37 (a)(b)		100	99,529
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.50%, 8/23/24 (a)(b)		200	198,846
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)		230	229,995
Series 2014-2A, Class A, 2.47%, 9/18/24 (b)		155	155,049
Series 2014-2A, Class C, 4.33%, 9/18/24 (b)		100	100,115
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.79%, 7/25/33 (a)		54	50,640
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.38%, 7/22/25 (a)(b)		250	246,143
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.72%, 10/30/23 (a)(b)		250	249,555
PFS Financing Corp., Series 2013-AA, Class B, 1.26%, 2/16/16 (a)(b)		170	170,551
Prestige Auto Receivables Trust:
Series 2013-1A, Class A2, 1.09%, 2/15/18 (b)		44	43,969
Series 2013-1A, Class A3, 1.33%, 5/15/19 (b)		100	100,130
Series 2014-1A, Class A2, 0.97%, 3/15/18 (b)		89	89,476
RASC Trust, Series 2003-KS5, Class AIIB, 0.73%, 7/25/33 (a)		24	21,587
Santander Drive Auto Receivables Trust:
Series 2012-1, Class B, 2.72%, 5/16/16		14	14,410
Series 2012-3, Class B, 1.94%, 12/15/16		145	145,289
Series 2013-2, Class B, 1.33%, 3/15/18		200	200,863
Series 2013-3, Class B, 1.19%, 5/15/18		180	180,194
Series 2013-4, Class C, 3.25%, 1/15/20		80	82,768
Series 2013-5, Class C, 2.25%, 6/17/19		115	115,553
Series 2013-A, Class C, 3.12%, 10/15/19 (b)		50	51,212

Portfolio Abbreviations
ABS	Asset-Backed Security	GO	General Obligation	RB	Revenue Bonds
BRL	Brazilian Real	JIBAR	Johannesburg Interbank	S&P	Standard & Poor’s
BZDIOVER	Overnight Brazil CETIP -		Agreed Rate	TBA	To-be-announced
	Interbank Rate	LIBOR	London Interbank Offered Rate	TRY	Turkish Lira
CDO	Collateralized Debt Obligation	MXN	Mexican Peso	USD	US Dollar
CLO	Collateralized Loan Obligation	OTC	Over-the-counter	ZAR	South African Rand
CZK	Czech Koruna	PRIBOR	Praque Interbank
EUR	Euro		Offered Rate

62	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Series 2013-A, Class D, 3.78%, 10/15/19 (b)	USD	30	$31,286
Series 2014-1, Class C, 2.36%, 4/15/20		82	82,437
Series 2014-2, Class B, 1.62%, 2/15/19		130	130,007
Series 2014-2, Class C, 2.33%, 11/15/19		175	174,913
Series 2014-2, Class D, 2.76%, 2/18/20		55	54,808
Series 2014-3, Class B, 1.45%, 5/15/19		40	39,813
Series 2014-4, Class B, 1.82%, 5/15/19		150	149,916
Series 2014-4, Class C, 2.60%, 11/16/20		50	49,947
Series 2014-S4, Class R, 1.43%, 4/16/19-12/17/19 (b)		135	135,783
Series 2014-S5, Class R, 1.43%, 6/18/19 (b)		58	58,366
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.72%, 4/25/35 (a)		8	7,509
Scholar Funding Trust:
Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		80	80,405
Series 2013-A, Class A, 0.80%, 1/30/45 (a)(b)		253	249,038
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.78%, 12/16/30 (a)		90	88,455
Series 2004-B, Class A2, 0.43%, 6/15/21 (a)		96	95,062
Series 2005-B, Class A2, 0.41%, 3/15/23 (a)		91	90,226
Series 2006-A, Class A4, 0.42%, 12/15/23 (a)		245	242,349
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.65%, 1/15/43 (a)(b)		200	213,148
Series 2011-C, Class A2A, 3.40%, 10/17/44 (a)(b)		100	107,258
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		100	106,433
Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)		49	49,097
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		205	213,834
Series 2013-A, Class A1, 0.75%, 8/15/22 (a)(b)		68	67,911
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		100	98,509
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		480	467,376
Series 2013-C, Class A2A, 2.94%, 10/15/31 (b)		135	137,875
SLM Student Loan Trust:
Series 2008-5, Class A4, 1.93%, 7/25/23 (a)		166	173,193
Series 2013-C, Class A2B, 1.56%, 10/15/31 (a)(b)		100	102,281
SpringCastle America Funding LLC:
Series 2013-1A, Class A, 3.75%, 4/03/21 (b)		218	219,549
Series 2014-AA, Class A, 2.70%, 5/25/23 (b)		230	229,977
Series 2014-AA, Class B, 4.61%, 10/25/27 (b)		125	124,963
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.45%, 1/25/35 (a)		67	62,855

Asset-Backed Securities		Par (000)	Value
Vibrant CLO Ltd., Series 2012-1A, Class A1, 1.71%, 7/17/24 (a)(b)	USD	500	$499,624
World Financial Network Credit Card Master Trust, Series 2012-C, Class A, 2.23%, 8/15/22		220	220,051
Total Asset-Backed Securities — 14.2%			9,740,615

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.0%
United Technologies Corp., 4.50%, 6/01/42		15	15,696
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		45	48,425
5.10%, 1/15/44		30	32,175

			80,600
Airlines — 0.1%
United Continental Holdings, Inc., Series B, 6.00%, 7/15/28		40	36,800
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		20	19,800
4.88%, 3/15/19		25	24,625
6.00%, 8/01/20		30	30,825

			75,250
Automobiles — 0.1%
General Motors Co.:
4.88%, 10/02/23		45	47,587
6.25%, 10/02/43		25	29,250

			76,837
Banks — 3.0%
Bank of America Corp.:
5.75%, 12/01/17		105	116,834
2.60%, 1/15/19		154	153,700
2.65%, 4/01/19		320	319,019
4.20%, 8/26/24		80	79,308
4.88%, 4/01/44		15	15,553
The Bank of Nova Scotia:
1.30%, 7/21/17		165	164,170
2.80%, 7/21/21		115	113,648
Citigroup, Inc.:
4.45%, 1/10/17		50	53,274
2.50%, 9/26/18		81	81,527
2.50%, 7/29/19		75	74,332
5.30%, 5/06/44		40	41,562
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)		330	339,900
HSBC Holdings PLC, 6.50%, 5/02/36		100	122,623
JPMorgan Chase & Co., 3.88%, 9/10/24		100	98,034
Macquarie Bank Ltd., 1.65%, 3/24/17 (b)		60	59,994
Wells Fargo & Co.:
1.50%, 7/01/15		60	60,488
2.13%, 4/22/19		35	34,575
4.10%, 6/03/26		65	64,772
5.38%, 11/02/43		95	103,762

			2,097,075

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	63

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Biotechnology — 0.3%
Amgen, Inc.:
3.63%, 5/22/24	USD	130	$128,818
5.65%, 6/15/42		45	51,114

			179,932
Capital Markets — 2.0%
The Bank of New York Mellon Corp., 2.10%, 1/15/19		70	69,635
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		60	62,005
2.90%, 7/19/18		95	97,309
2.63%, 1/31/19		100	99,743
5.75%, 1/24/22		95	108,032
6.13%, 2/15/33		55	65,824
6.75%, 10/01/37		55	65,658
6.25%, 2/01/41		25	30,281
4.80%, 7/08/44		30	30,167
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)		150	—
Morgan Stanley:
5.45%, 1/09/17		180	195,514
5.63%, 9/23/19		100	112,567
3.75%, 2/25/23		240	239,688
3.88%, 4/29/24		77	76,920
5.00%, 11/24/25		50	52,291
4.35%, 9/08/26		65	63,883

			1,369,517
Chemicals — 0.2%
Eastman Chemical Co., 4.80%, 9/01/42		50	49,586
LyondellBasell Industries NV, 5.00%, 4/15/19		105	115,909

			165,495
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.13%, 3/01/19		70	69,965
Consumer Finance — 0.8%
American Express Credit Corp.:
1.13%, 6/05/17		115	114,191
2.25%, 8/15/19		65	64,545
Ford Motor Credit Co. LLC, 1.72%, 12/06/17		235	233,343
Toyota Motor Credit Corp., 2.75%, 5/17/21		130	131,175

			543,254
Containers & Packaging — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19		200	212,500
6.88%, 2/15/21		130	137,150

			349,650
Diversified Financial Services — 1.1%
General Electric Capital Corp., 6.88%, 1/10/39		25	33,647
General Motors Financial Co., Inc.:
2.75%, 5/15/16		70	70,525
2.63%, 7/10/17		130	130,590
4.75%, 8/15/17		90	94,275
JPMorgan Chase & Co.:
4.75%, 3/01/15		115	117,068
1.35%, 2/15/17		205	204,553
3.20%, 1/25/23		30	29,285
4.85%, 2/01/44		40	41,902
Total Capital International SA, 2.75%, 6/19/21		45	44,775

			766,620

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services — 1.2%
Intelsat Jackson Holdings SA, 7.25%, 4/01/19	USD	104	$109,200
Level 3 Financing, Inc., 8.13%, 7/01/19		105	111,825
Verizon Communications, Inc.:
2.63%, 2/21/20 (b)		116	114,545
4.50%, 9/15/20		60	64,911
5.15%, 9/15/23		60	66,442
5.05%, 3/15/34		115	121,844
3.85%, 11/01/42		205	179,015
4.86%, 8/21/46 (b)		40	40,113
5.01%, 8/21/54 (b)		40	40,190

			848,085
Electric Utilities — 1.1%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		13	16,248
5.95%, 12/15/36		56	63,864
Commonwealth Edison Co., 4.70%, 1/15/44		60	65,731
Duke Energy Carolinas LLC, 4.25%, 12/15/41		75	76,038
Duke Energy Corp., 3.75%, 4/15/24		14	14,353
Entergy Arkansas, Inc., 3.70%, 6/01/24		87	89,436
Georgia Power Co., 3.00%, 4/15/16		190	196,484
Jersey Central Power & Light Co., 7.35%, 2/01/19		55	65,515
PacifiCorp, 3.60%, 4/01/24		180	184,847
Progress Energy, Inc., 4.88%, 12/01/19		9	10,026

			782,542
Energy Equipment & Services — 0.2%
Transocean, Inc.:
6.50%, 11/15/20		20	21,251
6.80%, 3/15/38		70	68,166
Weatherford International Ltd., 5.95%, 4/15/42		50	53,706

			143,123
Food & Staples Retailing — 0.1%
CVS Health Corp., 5.30%, 12/05/43		18	20,167
Wal-Mart Stores, Inc., 4.00%, 4/11/43		60	58,364

			78,531
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 2.65%, 10/01/18		82	82,802
CareFusion Corp., 1.45%, 5/15/17		45	44,766

			127,568
Health Care Providers & Services — 1.4%
Aetna, Inc., 4.75%, 3/15/44		19	19,318
AmerisourceBergen Corp., 1.15%, 5/15/17		185	183,797
Express Scripts Holding Co., 1.25%, 6/02/17		35	34,723
HCA, Inc., 7.25%, 9/15/20		225	236,250
Tenet Healthcare Corp., 6.25%, 11/01/18		110	116,875
UnitedHealth Group, Inc., 3.38%, 11/15/21		35	36,133
WellPoint, Inc.:
1.88%, 1/15/18		105	104,885
2.30%, 7/15/18		108	108,279
3.30%, 1/15/23		35	34,604
4.65%, 8/15/44		85	82,600

			957,464
Hotels, Restaurants & Leisure — 0.3%
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20		5	5,098
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC:
8.00%, 10/01/20 (b)		87	85,695

64	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
11.00%, 10/01/21 (b)	USD	95	$89,063

			179,856
Household Products — 0.1%
Kimberly-Clark Corp., 1.90%, 5/22/19		80	79,167
Industrial Conglomerates — 0.1%
General Electric Co., 4.50%, 3/11/44		49	50,800
Insurance — 2.3%
American International Group, Inc.:
5.45%, 5/18/17		85	93,670
2.30%, 7/16/19		55	54,597
3.38%, 8/15/20		135	139,038
4.50%, 7/16/44		55	54,337
Genworth Holdings, Inc.:
7.20%, 2/15/21		65	76,554
7.63%, 9/24/21		160	194,117
Manulife Financial Corp., 3.40%, 9/17/15		90	92,442
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (b)		265	264,713
2.30%, 4/10/19 (b)		150	149,989
Prudential Financial, Inc.:
4.75%, 9/17/15		136	141,376
5.38%, 6/21/20		110	124,503
4.50%, 11/15/20		110	119,168
4.60%, 5/15/44		50	49,525
XLIT Ltd.:
2.30%, 12/15/18		37	36,967
5.25%, 12/15/43		17	18,694

			1,609,690
IT Services — 0.2%
International Business Machines Corp., 3.63%, 2/12/24		119	121,436
MasterCard Inc., 3.38%, 4/01/24		46	46,250

			167,686
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 5.30%, 2/01/44		10	10,976
Machinery — 0.1%
Caterpillar, Inc., 4.75%, 5/15/64		25	25,956
John Deere Capital Corp., 3.35%, 6/12/24		75	75,506

			101,462
Media — 1.0%
CBS Corp.:
4.63%, 5/15/18		35	38,042
2.30%, 8/15/19		40	39,458
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		70	100,531
COX Communications, Inc., 8.38%, 3/01/39 (b)		68	96,395
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21		80	86,941
The Interpublic Group of Cos., Inc., 4.20%, 4/15/24		8	8,076
NBCUniversal Media LLC:
4.38%, 4/01/21		30	32,681
4.45%, 1/15/43		39	39,097
Time Warner Cable, Inc.:
8.75%, 2/14/19		30	37,764
6.55%, 5/01/37		150	189,226

			668,211
Metals & Mining — 0.3%
Newmont Mining Corp., 3.50%, 3/15/22		50	46,360
Novelis, Inc., 8.75%, 12/15/20		145	154,969

			201,329

Corporate Bonds		Par (000)	Value
Multi-Utilities — 0.5%
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44	USD	45	$47,632
CMS Energy Corp., 3.88%, 3/01/24		28	28,637
Dominion Resources, Inc., 1.95%, 8/15/16		145	147,398
DTE Energy Co., 3.50%, 6/01/24		65	65,221
Pacific Gas & Electric Co., 4.75%, 2/15/44		25	26,394
PG&E Corp., 2.40%, 3/01/19		38	38,044

			353,326
Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.:
3.45%, 7/15/24		30	29,466
4.50%, 7/15/44		25	24,088
Apache Corp.:
6.00%, 1/15/37		45	53,063
4.75%, 4/15/43		20	19,987
BP Capital Markets PLC:
2.24%, 5/10/19		245	243,501
3.25%, 5/06/22		60	59,549
Continental Resources, Inc., 4.90%, 6/01/44		50	48,743
Energy Transfer Partners LP, 3.60%, 2/01/23		95	92,473
EOG Resources, Inc., 2.45%, 4/01/20		116	115,156
Exxon Mobil Corp., 1.82%, 3/15/19		195	194,934
Kinder Morgan Energy Partners LP:
4.15%, 2/01/24		100	98,756
5.40%, 9/01/44		45	44,251
Laredo Petroleum, Inc., 7.38%, 5/01/22		70	73,500
Linn Energy LLC/Linn Energy Finance Corp., 7.25%, 11/01/19		86	83,957
Marathon Petroleum Corp., 4.75%, 9/15/44		20	19,199
MEG Energy Corp., 6.50%, 3/15/21 (b)		258	264,450
Murphy Oil Corp., 2.50%, 12/01/17		120	121,887
Noble Energy, Inc.:
8.25%, 3/01/19		60	74,187
6.00%, 3/01/41		60	69,185
5.25%, 11/15/43		75	79,115
Peabody Energy Corp.:
6.00%, 11/15/18		12	11,760
6.25%, 11/15/21		73	67,890
Range Resources Corp., 5.75%, 6/01/21		5	5,250
Schlumberger Investment SA, 3.65%, 12/01/23		22	22,766
Shell International Finance BV, 4.55%, 8/12/43		25	26,436
TransCanada PipeLines Ltd., 4.63%, 3/01/34		45	46,168
Williams Partners LP:
3.90%, 1/15/25		95	94,296
5.40%, 3/04/44		31	32,878

			2,116,891
Paper & Forest Products — 0.1%
International Paper Co., 4.80%, 6/15/44		35	33,898
Pharmaceuticals — 1.2%
AbbVie, Inc., 4.40%, 11/06/42		55	51,671
Actavis Funding SCS:
2.45%, 6/15/19 (b)		87	84,590
3.85%, 6/15/24 (b)		134	129,896
Actavis, Inc.:
3.25%, 10/01/22		85	81,986
4.63%, 10/01/42		45	41,119
Bristol-Myers Squibb Co., 4.50%, 3/01/44		112	115,982
Forest Laboratories, Inc., 5.00%, 12/15/21 (b)		85	90,855
Novartis Capital Corp., 4.40%, 4/24/20		50	55,364
Pfizer, Inc.:
3.40%, 5/15/24		34	33,950

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	65

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
4.30%, 6/15/43	USD	50	$50,375
4.40%, 5/15/44		40	40,335
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		45	45,738

			821,861
Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		4	4,060
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		34	33,160
3.75%, 4/01/24		16	16,298
Ryder System, Inc., 2.45%, 9/03/19		70	69,608
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		70	69,884

			188,950
Software — 0.4%
First Data Corp., 7.38%, 6/15/19 (b)		50	52,630
Oracle Corp.:
2.80%, 7/08/21		168	166,747
4.30%, 7/08/34		40	40,290

			259,667
Specialty Retail — 0.1%
The Home Depot, Inc., 4.40%, 3/15/45		25	25,274
Lowe’s Cos., Inc.:
5.00%, 9/15/43		20	21,939
4.25%, 9/15/44		20	19,489

			66,702
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc.:
2.10%, 5/06/19		215	215,065
2.85%, 5/06/21		65	65,128

			280,193
Tobacco — 0.4%
Altria Group, Inc., 4.00%, 1/31/24		51	52,043
Philip Morris International, Inc.:
1.13%, 8/21/17		65	64,581
4.88%, 11/15/43		38	40,400
Reynolds American, Inc.:
3.25%, 11/01/22		20	19,298
7.25%, 6/15/37		25	31,412
4.75%, 11/01/42		25	23,775
6.15%, 9/15/43		10	11,439

			242,948
Trading Companies & Distributors — 0.3%
United Rentals North America, Inc., 7.63%, 4/15/22		180	195,750
Wireless Telecommunication Services — 1.0%
America Movil SAB de CV, 2.38%, 9/08/16		205	209,381
MetroPCS Wireless, Inc., 7.88%, 9/01/18		3	3,119
Sprint Communications, Inc., 9.00%, 11/15/18 (b)		190	219,450
Sprint Corp., 7.88%, 9/15/23 (b)		115	121,900
T-Mobile USA, Inc.:
6.63%, 4/28/21		30	30,750
6.73%, 4/28/22		25	25,563
6.84%, 4/28/23		10	10,275

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
Vodafone Group PLC:
2.50%, 9/26/22	USD	25	$23,127
2.95%, 2/19/23		25	23,559

			667,124
Total Corporate Bonds — 24.8%			17,064,551

Floating Rate Loan Interests (a)		Par (000)	Value
Diversified Telecommunication Services — 0.2%
Charter Communications Operating LLC, Term Loan, 4.25%, 9/10/21		130	129,350
Hotels, Restaurants & Leisure — 0.2%
Motel 6, Loan,, 10.00%, 10/15/17		147	151,802
Total Floating Rate Loan Interests — 0.4%			281,152

Foreign Agency Obligations
Nexen Energy ULC, 5.88%, 3/10/35		10	11,455
Statoil ASA, 2.90%, 11/08/20		145	147,864
Total Foreign Agency Obligations — 0.2%			159,319

Foreign Government Obligations
Brazil — 0.3%
Federative Republic of Brazil, 4.25%, 1/07/25		200	198,000
Indonesia — 0.4%
Republic of Indonesia, 5.38%, 10/17/23 (b)		225	240,187
Mexico — 0.4%
United Mexican States, 4.00%, 10/02/23		280	289,380
Turkey — 0.3%
Turkey Government International Bond, 5.75%, 3/22/24		200	212,340
Total Foreign Government Obligations — 1.4%			939,907

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.2%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37		498	404,705
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.35%, 4/25/46 (a)		96	78,306
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 1A1, 2.45%, 3/27/37 (a)(b)		65	64,077
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		233	236,197
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.30%, 12/25/36 (a)		109	94,377
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.95%, 11/25/34 (a)		33	33,200

66	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.78%, 11/25/37 (a)	USD	119	$113,548
LSTAR Securities Investment Trust, Series 2014-1, Class Note, 3.25%, 9/01/21 (a)(b)		201	201,126
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.37%, 2/25/46 (a)		117	56,223
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 2.73%, 4/25/47 (a)		245	195,442

			1,477,201
Commercial Mortgage-Backed Securities — 7.1%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47		74	73,755
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		15	15,763
Series 2007-3, Class A1A, 5.79%, 6/10/49 (a)		141	152,390
Series 2007-3, Class A4, 5.79%, 6/10/49 (a)		290	314,363
Series 2007-5, Class AM, 5.77%, 2/10/51 (a)		40	42,805
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3, 5.74%, 6/11/50		101	102,322
Citigroup Commercial Mortgage Trust:
Series 2005-C3, Class AJ, 4.96%, 5/15/43 (a)		170	172,381
Series 2014-388G, Class A, 0.91%, 6/15/33 (a)(b)		200	200,245
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (a)		15	16,613
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.97%, 5/15/46 (a)		80	86,956
Commercial Mortgage Pass-Through Certificates:
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		100	105,855
Series 2013-FL3, Class A, 1.67%, 10/13/28 (a)(b)		115	116,110
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		110	108,231
Series 2014-KYO, Class F, 3.65%, 6/11/27 (a)(b)		100	99,752
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		20	20,352
Credit Suisse Mortgage Capital Certificates:
Series 2007-TF2A, Class A3, 0.42%, 4/15/22 (a)(b)		78	77,161
Series 2010-RR2, Class 2A, 6.10%, 9/15/39 (a)(b)		191	204,784
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.15%, 3/15/18 (a)(b)		100	100,280
Deutsche Bank Re-REMIC Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		89	89,576
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		100	100,875
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class AJ, 6.26%, 12/10/49 (a)		25	26,072

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)	USD	65	$70,966
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		180	169,168
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		150	152,326
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		121	127,532
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class AJ, 5.21%, 4/15/30 (a)		75	76,339
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.46%, 11/12/37 (a)		100	103,440
Series 2007-C1, Class A1A, 6.03%, 6/12/50 (a)		63	67,098
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.77%, 4/12/49 (a)		83	84,452
Series 2007-HQ12, Class AM, 5.77%, 4/12/49 (a)		160	171,799
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		60	64,611
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (a)		58	63,327
Series 2007-IQ15, Class AM, 6.11%, 6/11/49 (a)		175	189,162
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		5	4,512
Morgan Stanley Re-REMIC Trust:
Series 2009-IO, Class B, 0.01%, 7/17/56 (b)(d)		30	30,118
Series 2011-IO, Class C, 0.14%, 3/23/51 (b)(d)		100	94,875
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (b)		12	12,260
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (b)		100	99,200
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		85	84,849
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (b)		115	114,938
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.14%, 2/16/51 (a)(b)		380	408,973
SCG Trust, Series 2013-SRP1, Class AJ, 2.10%, 11/15/26 (a)(b)		100	100,310
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		93	91,850
Wachovia Bank Commercial Mortgage Trust:
Series 2006-WL7A, Class H, 0.55%, 9/15/21 (a)(b)		100	97,080
Series 2007-C33, Class AJ, 6.14%, 2/15/51 (a)		85	88,703
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		93	92,863

			4,887,392
Interest Only Commercial Mortgage-Backed Securities — 1.0%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		1,760	95,513
Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class XA, 1.92%, 1/10/46 (a)		1,427	125,625

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	67

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.89%, 2/10/46 (a)	USD	1,325	$131,854
Hilton USA Trust, Series 2013-HLT, Class X1FX, 1.82%, 11/05/30 (a)(b)		1,225	4,741
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 0.08%, 12/15/47 (a)		992	95,724
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, 1.86%, 2/15/46 (a)		487	45,042
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.95%, 12/15/45 (a)(b)		856	86,527
Series 2013-C15, Class XA, 0.78%, 8/15/46 (a)		869	31,731
Series 2014-LC14, Class XA, 1.63%, 3/15/47 (a)		994	86,355

			703,112
Total Non-Agency Mortgage-Backed Securities — 10.3%			7,067,705

Other Interests (e)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (c)(f)		55	—
Lehman Brothers Holdings, Inc. (c)(f)		325	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)
Banks — 0.4%
HSBC Holdings PLC, 6.38% (a)(g)		200	199,750
Wells Fargo & Co., 5.90% (a)(g)		58	59,087

			258,837
Capital Markets — 0.0%
State Street Capital Trust IV, 1.23%, 6/15/37 (a)		20	17,050
Insurance — 0.2%
XL Group PLC, 6.50% (a)(g)		165	159,637
Media — 0.2%
NBCUniversal Enterprise, Inc., 5.25% (b)(g)		100	104,000
Total Capital Trusts — 0.8%			539,524
Trust Preferreds		Shares
Diversified Financial Services — 0.2%
Citigroup Capital XIII, Series 2, 7.88%, 10/30/40 (a)		6,917	186,206
Total Preferred Securities — 1.0%			725,730

Taxable Municipal Bonds		Par (000)	Value
Los Angeles Community College District/CA GO, 6.60%, 8/01/42	USD	15	20,333
Metropolitan Transportation Authority RB, 6.81%, 11/15/40		20	27,138

Taxable Municipal Bonds		Par (000)	Value
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	USD	15	$18,801
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		23	32,953
New York City Water & Sewer System RB:
5.38%, 6/15/43		95	111,315
5.50%, 6/15/43		115	135,793
5.88%, 6/15/44		20	25,522
New York State Dormitory Authority RB, 5.39%, 3/15/40		15	17,659
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		30	32,875
State of California GO, 7.60%, 11/01/40		85	125,729
State of Illinois GO, 5.10%, 6/01/33		80	77,635
University of California RB, 4.86%, 5/15/12		15	14,470
Total Taxable Municipal Bonds — 0.9%			640,223

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.3%
Fannie Mae:
Series 2013-C01, Class M2, 5.41%, 10/25/23 (a)		115	129,895
Series 2014-C01, Class M2, 4.56%, 1/25/24 (a)		55	59,031

			188,926
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.49%, 1/25/21		286	33,311
Ginnie Mae, Series 2012-120, Class IO, 0.99%, 2/16/53 (a)		552	42,645

			75,956
Mortgage-Backed Securities — 52.9%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/29 (h)		800	804,500
3.00%, 4/01/29-10/01/44 (a)(h)		3,661	3,647,002
3.13%, 3/01/41 (a)		51	54,512
3.18%, 12/01/40 (a)		73	76,296
3.36%, 6/01/41 (a)		63	65,978
3.50%, 10/01/28-10/01/44 (h)		2,281	2,361,915
3.51%, 9/01/41 (a)		48	50,582
4.00%, 2/01/25-10/01/44 (h)		5,115	5,406,474
4.50%, 2/01/25-10/01/44 (h)		2,979	3,209,674
4.72%, 8/01/38 (a)		71	75,485
5.00%, 7/01/33-7/01/37		348	384,705
5.50%, 2/01/35-8/01/37		576	646,126
6.00%, 2/01/17-9/01/40		473	537,185
6.50%, 5/01/40		254	287,931
7.00%, 2/01/16		4	3,639
Freddie Mac Mortgage-Backed Securities:
2.50%, 10/01/29 (h)		400	402,391
3.00%, 10/01/29-8/01/43 (h)		1,465	1,457,649
3.04%, 2/01/41 (a)		69	73,171
3.50%, 4/01/42-10/01/44 (h)		1,277	1,308,261
4.00%, 8/01/44-10/01/44 (h)		687	724,300
4.50%, 11/01/43-10/01/44 (h)		785	846,582
4.83%, 4/01/38 (a)		100	106,897
5.00%, 10/01/44 (h)		1,200	1,320,281
5.50%, 6/01/41		146	162,869
6.00%, 6/01/35		101	113,502
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/44 (h)		1,007	1,013,372

68	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (concluded)
3.50%, 10/20/42-8/20/44	USD	3,683	$3,816,160
4.00%, 12/20/40-10/15/44 (h)		4,879	5,176,269
4.50%, 5/20/41-2/15/42		1,421	1,547,410
5.00%, 7/15/39-10/15/44 (h)		427	470,820
5.50%, 5/20/36-10/15/44 (h)		210	233,064

			36,385,002
Total U.S. Government Sponsored Agency Securities — 53.3%			36,649,884

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.75%, 11/15/42		220	201,266
3.13%, 8/15/44		4,616	4,542,627
U.S. Treasury Inflation Indexed Bonds:
0.75%, 2/15/42 (i)		327	299,310
1.38%, 2/15/44		133	142,149
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19-1/15/23		506	501,541
0.63%, 1/15/24		995	999,524
U.S. Treasury Notes:
0.50%, 9/30/16 (j)		2,280	2,276,258
1.00%, 9/15/17 (j)		3,875	3,868,947
0.75%, 12/31/17		190	186,972
1.38%, 9/30/18		300	298,125
1.25%, 10/31/18-11/30/18		1,468	1,447,821
1.63%, 6/30/19-8/31/19 (j)		2,553	2,536,415
1.75%, 9/30/19		23	22,969
2.00%, 8/31/21-2/15/23		1,050	1,028,278
2.13%, 9/30/21		1,187	1,179,780
2.38%, 8/15/24 (j)		2,869	2,835,334
Total U.S. Treasury Obligations — 32.5%			22,367,316
Total Long-Term Investments (Cost — $95,286,892) — 139.0%			95,636,402

Short-Term Securities
Borrowed Bond Agreements — 0.2% (k)
BNP Paribas Securities Corp., 0.00% (Purchased on 9/30/14 to be repurchased at $179,775, collateralized by U.S. Treasury Notes, 1.75% due at 9/30/19, original par and fair value of USD 180,000 and $179,761, respectively)		180	179,775
Total Short-Term Securities (Cost — $179,775) — 0.2%			179,775

Options Purchased
(Cost — $136,119) — 0.2%			122,098
Total Investments Before Borrowed Bonds, Options Written and TBA Sale Commitments
(Cost — $95,602,786*) — 139.4%			95,938,275

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations — (0.3)%
U.S. Treasury Notes, 1.75%, 9/30/19	USD	180	$(179,761)
(Proceeds — $179,558) — (0.3)%			(179,761)
Securities Sold Short
U.S. Treasury Obligations — (4.5)%
U.S. Treasury Bonds:
2.75%, 11/15/42		220	(201,266)
U.S. Treasury Notes:
0.75%, 12/31/17		190	(186,972)
1.38%, 9/30/18		300	(298,125)
1.25%, 10/31/18-11/30/18		1,468	(1,447,821)
1.63%, 6/30/19		501	(498,339)
2.00%, 2/15/23		474	(459,965)
Total Securities Sold Short (Proceeds — $3,131,568) — (4.5)%			(3,092,488)
Options Written
(Premiums Received — $ 78,626) — (0.1)%			(75,075)

TBA Sale Commitments (h)
Fannie Mae Mortgage-Backed Securities:
3.00%, 10/01/44		1,790	(1,763,716)
3.50%, 10/01/44		370	(378,180)
4.00%, 10/01/29-10/01/44		2,400	(2,530,687)
4.50%, 10/01/44		1,690	(1,822,463)
5.50%, 10/01/44		300	(334,090)
Freddie Mac Mortgage-Backed Securities:
3.00%, 10/01/44		350	(345,543)
5.00%, 10/01/44		600	(660,750)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/15/44		2,600	(2,686,531)
4.00%, 10/15/44		3,800	(4,027,109)
4.50%, 10/15/44		130	(140,989)
Total TBA Sale Commitments (Proceeds — $14,671,545) — (21.3)%			(14,690,058)
Total Investments Net of Borrowed Bonds, Options Written and TBA Sale Commitments — 113.2%			77,900,893
Liabilities in Excess of Other Assets — (13.2)%			(9,093,336)

Net Assets — 100.0%			$68,807,557

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	69

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$95,711,263

Gross unrealized appreciation	$850,104
Gross unrealized depreciation	(623,092)

Net unrealized appreciation	$227,012

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Zero-coupon bond.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)	Non-income producing security.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$1,159,194	$(1,392)
Citigroup Global Markets, Inc.	$(52,691)	$(54)
Credit Suisse Securities (USA) LLC	$267,364	$7,834
Deutsche Bank Securities, Inc.	$1,630,240	$3,511
Goldman Sachs & Co.	$(3,411,696)	$(5,038)
J.P. Morgan Securities LLC	$1,467,224	$(2,559)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(562,614)	$2,128
RBC Capital Markets, LLC	$529,287	$815

(i)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(j)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(k)	Certain agreements have no stated maturity and can be terminated by either party at any time.

•

Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$211

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.00%	9/12/14	10/01/14	$1,189,500	$1,189,500
BNP Paribas Securities Corp.	(0.06%)	9/17/14	Open	3,870,156	3,870,269
BNP Paribas Securities Corp.	0.00%	9/30/14	10/01/14	2,277,150	2,277,150
RBC Capital Markets, LLC	0.02%	9/30/14	Open	2,478,125	2,478,126
Total				$9,814,931	$9,815,045

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
12	Australian Government Bonds (10 Year)	Sydney	December 2014	USD	9,434,768	$12,366
13	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2014	USD	2,844,969	(1,313)
13	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2014	USD	1,792,781	(9,572)
(1)	Euro-Buxl	Eurex	December 2014	USD	179,859	302

70	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Total Return Portfolio

        Financial futures contracts outstanding as of September 30, 2014 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(6)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	709,547	$579
(11)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	1,371,047	1,315
(20)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	December 2014	USD	3,050,000	34,761
(16)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	3,955,800	479
Total						$38,917

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	109,000	USD	140,144	The Bank of New York Mellon	10/21/14	$(2,452)
USD	54,114	EUR	40,000	BNP Paribas S.A.	10/21/14	3,584
USD	150,208	EUR	111,000	JPMorgan Chase Bank N.A.	10/21/14	9,989
TRY	403,623	USD	177,183	Goldman Sachs International	5/07/15	(9,472)
USD	13,127	TRY	30,083	Bank of America N.A.	5/07/15	627
USD	10,899	TRY	24,705	Bank of America N.A.	5/07/15	634
USD	14,773	TRY	33,474	Bank of America N.A.	5/07/15	864
USD	49,854	TRY	112,406	BNP Paribas S.A.	5/07/15	3,148
USD	23,963	TRY	55,007	Deutsche Bank AG	5/07/15	1,107
USD	34,507	TRY	77,721	Deutsche Bank AG	5/07/15	2,213
USD	29,042	TRY	65,492	Goldman Sachs International	5/07/15	1,829
Total						$12,071

•	Exchange-traded options purchased as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	98.50	3/13/15	76	$27,075
Euro Dollar 1-Year Mid-Curve	Put	USD	98.63	3/13/15	2	975
Euro Dollar 90-Day	Put	USD	99.63	3/16/15	38	4,037
Total						$32,087

•	OTC interest rate swaptions purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	11.50%	Receive	1-day BZDIOVER	1/02/15	BRL	706	$223
1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	11.50%	Receive	1-day BZDIOVER	1/02/15	BRL	760	240
2-Year Interest Rate Swap	Credit Suisse International	Call	11.80%	Receive	1-day BZDIOVER	1/02/15	BRL	367	276
2-Year Interest Rate Swap	Credit Suisse International	Call	11.80%	Receive	1-day BZDIOVER	1/02/15	BRL	294	221
2-Year Interest Rate Swap	Deutsche Bank AG	Call	12.00%	Receive	1-day BZDIOVER	1/02/15	BRL	547	597
10-Year Interest Rate Swap	Citibank N.A.	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	50	72
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	50	69
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	200	275
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.20%	Receive	3-month LIBOR	3/04/15	USD	300	553
1-Year Interest Rate Swap	Credit Suisse International	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	1,066	1,003
1-Year Interest Rate Swap	Deutsche Bank AG	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	380	358

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	71

Schedule of Investments (continued)	BlackRock Total Return Portfolio

       OTC interest rate swaptions purchased as of September 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Citibank N.A.	Call	2.53%	Receive	3-month LIBOR	9/30/15	USD	2,280	$35,460
10-Year Interest Rate Swap	Credit Suisse International	Put	2.70%	Pay	3-month LIBOR	11/07/14	USD	1,545	11,998
1.5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.75%	Pay	3-month LIBOR	12/16/14	USD	689	757
1-Year Interest Rate Swap	Bank of America N.A.	Put	12.30%	Pay	1-day BZDIOVER	1/02/15	BRL	1,071	1,052
5-Year Interest Rate Swap	Citibank N.A.	Put	2.53%	Pay	3-month LIBOR	9/30/15	USD	2,280	36,857
Total									$90,011

•	Exchange-traded options written as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Call	USD	99.00	12/12/14	20	$(2,750)
Euro Dollar 1-Year Mid-Curve	Call	USD	99.00	3/13/15	1	(113)
Euro Dollar 1-Year Mid-Curve	Put	USD	98.13	3/13/15	2	(250)
Total						$(3,113)

•	OTC interest rate swaptions written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	10.90%	Pay	1-day BZDIOVER	1/02/15	BRL	706	$(65)
2-Year Interest Rate Swap	Credit Suisse International	Call	11.00%	Pay	1-day BZDIOVER	1/02/15	BRL	501	(74)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	11.50%	Pay	1-day BZDIOVER	1/02/15	BRL	547	(227)
1-Year Interest Rate Swap	Credit Suisse International	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	1,066	(395)
1-Year Interest Rate Swap	Deutsche Bank AG	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	380	(141)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.00%	Pay	3-month LIBOR	9/30/15	USD	1,200	(33,506)
1.5-Year Interest Rate Swap	Goldman Sachs International	Put	1.10%	Receive	3-month LIBOR	12/15/14	USD	576	(73)
1.5-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Receive	3-month LIBOR	12/16/14	USD	113	(15)
1-Year Interest Rate Swap	Credit Suisse International	Put	12.30%	Receive	1-day BZDIOVER	1/02/15	BRL	706	(694)
1-Year Interest Rate Swap	Credit Suisse International	Put	14.00%	Receive	1-day BZDIOVER	1/02/15	BRL	955	(13)
2-Year Interest Rate Swap	Bank of America N.A.	Put	12.50%	Receive	1-day BZDIOVER	1/02/15	BRL	336	(665)
1-Year Interest Rate Swap	Credit Suisse International	Put	12.25%	Receive	1-day BZDIOVER	7/01/15	BRL	533	(2,154)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	9/30/15	USD	1,200	(33,940)
Total									$(71,962)

•	Centrally cleared credit default swaps - buy protection outstanding as of September 30, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
iTraxx Europe Series 21 Version 1	1.00%	InterContinental Exchange	6/20/19	EUR	513	$2,342
CDX.NA.IG Series 22 Version 1	1.00%	Chicago Mercantile	6/20/19	USD	1,402	3,732
Total						$6,074

72	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	OTC credit default swaps - buy protection outstanding as of September 30, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	340	$(10,753)	$2,838	$(13,591)
Russian Federation	1.00%	Barclays Bank PLC	12/20/19	USD	200	13,825	14,589	(764)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/19	USD	147	(519)	(1,192)	673
Total						$(519)	$16,235	$(13,682)

•	OTC credit default swaps - sold protection outstanding as of September 30, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BBB-	USD	50	$(3,505)	$(1,481)	$(2,024)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BBB-	USD	10	(701)	(296)	(405)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	USD	9	(41)	37	(78)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	USD	4	(17)	17	(34)
Valero Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/19	BBB	USD	33	(153)	74	(227)
Valero Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/19	BBB	USD	9	(44)	115	(159)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BBB-	USD	10	(922)	(815)	(107)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BBB-	USD	10	(922)	(796)	(126)
Transocean, Inc.	1.00%	Goldman Sachs International	12/20/19	BBB-	USD	30	(2,768)	(2,102)	(666)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	BBB-	USD	35	(3,230)	(3,227)	(3)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	BBB-	USD	15	(1,384)	(1,329)	(55)
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21		USD	70	(5,644)	(5,554)	(90)
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	200	(7,214)	(19,127)	11,913
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BBB-	USD	50	(2,301)	(7,216)	4,915
Total							$(28,846)	$(41,700)	$12,854

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	11/26/16	USD	220	$786
2.61%[1]	3-month LIBOR	Chicago Mercantile	8/08/24	USD	90	(89)
2.54%[1]	3-month LIBOR	Chicago Mercantile	9/09/24	USD	32	263
2.75%[1]	3-month LIBOR	Chicago Mercantile	9/23/24	USD	37	(338)
2.66%[1]	3-month LIBOR	Chicago Mercantile	9/30/24	USD	49	(40)
2.66%[1]	3-month LIBOR	Chicago Mercantile	9/30/24	USD	25	(28)
2.64%[1]	3-month LIBOR	Chicago Mercantile	10/01/24	USD	37	59
2.64%[1]	3-month LIBOR	Chicago Mercantile	10/02/24	USD	25	42
Total						$655

[1]	Fund pays the fixed rate and receives the floating rate.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	73

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	OTC interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.46%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	N/A	9/25/15	ZAR	9,648	$(688)	$(25)	$(663)
6.53%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	N/A	9/26/15	ZAR	9,648	(201)	(39)	(162)
12.05%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	665	3,267	(18)	3,285
11.12%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	540	(1,927)	(8)	(1,919)
11.36%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	449	(1,001)	(6)	(995)
11.12%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	124	(438)	(1)	(437)
11.26%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	1,290	(3,926)	(28)	(3,898)
11.77%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	637	2,746	(228)	2,974
11.87%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	600	1,750	(32)	1,782
11.41%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	597	(1,062)	(9)	(1,053)
11.83%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	590	1,673	(25)	1,698
11.80%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	577	(687)	14	(701)
11.76%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	568	1,083	(11)	1,094
11.22%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	440	(1,141)	(5)	(1,136)
11.63%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	431	(633)	(16)	(617)
10.89%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	426	(2,090)	(2)	(2,088)
11.68%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	423	(477)	(17)	(460)
11.91%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	255	925	(6)	931
6.85%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	N/A	9/25/16	ZAR	4,994	922	32	890
6.95%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	N/A	9/26/16	ZAR	4,994	105	41	64
11.17%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/02/17	BRL	268	2,285	5	2,280
11.49%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	356	(1,821)	(12)	(1,809)
2.57%[1]	3-month LIBOR	Deutsche Bank AG	N/A	10/27/20	USD	200	6,769	—	6,769
3.27%[2]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	210	(15,731)	—	(15,731)
3.25%[2]	3-month LIBOR	UBS AG	N/A	7/05/21	USD	300	(20,594)	—	(20,594)

74	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Total Return Portfolio

OTC interest rate swaps outstanding as of September 30, 2014 were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.87%[2]	6-month PRIBOR	Goldman Sachs International	N/A	9/19/21	CZK	4,244	$(357)	—	$(357)
0.89%[2]	6-month PRIBOR	Morgan Stanley Capital Services LLC	N/A	9/22/21	CZK	1,032	(149)	—	(149)
2.16%[2]	3-month LIBOR	Bank of America N.A.	N/A	5/28/23	USD	100	2,179	—	2,179
2.32%[1]	3-month LIBOR	Bank of America N.A.	N/A	5/31/23	USD	200	(1,733)	—	(1,733)
2.31%[2]	3-month LIBOR	Deutsche Bank AG	N/A	5/31/23	USD	100	929	—	929
6.19%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	7/25/24	MXN	1,380	(1,356)	$(8)	(1,348)
5.99%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	8/26/24	MXN	460	(1,009)	—	(1,009)
6.26%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	9/09/24	MXN	554	(417)	(3)	(414)
6.42%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	9/16/24	MXN	370	43	(2)	45
6.41%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	9/16/24	MXN	739	31	(5)	36
6.46%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	9/17/24	MXN	557	163	(7)	170
6.37%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	10/01/14[3]	9/18/24	MXN	370	(87)	(2)	(85)
Total							$(32,655)	$(423)	$(32,232)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

[3]	Forward swap.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	75

Schedule of Investments (continued)	BlackRock Total Return Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$9,350,392	$390,223	$9,740,615
Corporate Bonds	—	17,064,551	—	17,064,551
Floating Rate Loan Interests	—	—	281,152	281,152
Foreign Agency Obligations	—	159,319	—	159,319
Foreign Government Obligations	—	939,907	—	939,907
Non-Agency Mortgage-Backed Securities	—	6,568,394	499,311	7,067,705
Preferred Securities	$186,206	539,524	—	725,730
Taxable Municipal Bonds	—	640,223	—	640,223
U.S. Government Sponsored Agency Securities	—	36,649,884	—	36,649,884
U.S. Treasury Obligations	—	22,367,316	—	22,367,316
Short-Term Securities:
Borrowed Bond Agreements	—	179,775	—	179,775
Options Purchased:
Interest Rate Contracts	32,087	90,011	—	122,098
Liabilities:
Investments:
Borrowed Bonds	—	(179,761)	—	(179,761)
Securities Sold Short	—	(3,092,488)	—	(3,092,488)
TBA Sale Commitments	—	(14,690,058)	—	(14,690,058)
Total	$218,293	$76,586,989	$1,170,686	$77,975,968

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$23,575	—	$23,575
Foreign currency exchange contracts	—	23,995	—	23,995
Interest rate contracts	$49,802	26,276	—	76,078
Liabilities:
Credit contracts	—	(18,329)	—	(18,329)
Foreign currency exchange contracts	—	(11,924)	—	(11,924)
Interest rate contracts	(13,998)	(129,815)	—	(143,813)
Total	$35,804	$(86,222)	—	$(50,418)

[1]    Derivative financial instruments are swaps, forward foreign currency exchange contracts and financial futures contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

•      The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,315,162	—	—	$3,315,162
Foreign currency at value	347,877	—	—	347,877
Cash pledged for centrally cleared swaps	35,000	—	—	35,000
Liabilities:
Reverse repurchase agreements	—	$(9,815,045)	—	(9,815,045)
Total	$3,698,039	$(9,815,045)	—	$(6,117,006)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

76	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Total Return Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2013	$2,634,539	$124,063	$155,741	$611,193	$3,525,536
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[1]	(1,021,342)	—	—	(172,287)	(1,193,629)
Accrued discounts/premiums	192	16	—	160	368
Net realized gain (loss)	(26)	2,446	(1,928)	528	1,020
Net change in unrealized appreciation/depreciation[2]	39	(1,525)	—	(34,276)	(35,762)
Purchases	423,506	—	129,350	293,836	846,692
Sales	(1,646,685)	(125,000)	(2,011)	(199,843)	(1,973,539)
Closing Balance, as of September 30, 2014	$390,223	—	$281,152	$499,311	$1,170,686

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014[2]	$27	—	$(1,928)	$2,503	$602

[1]

As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $1,193,629 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	77

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.32%, 8/15/25 (a)(b)	USD	500	$491,833
HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)		262	262,210
OCP CLO Ltd., Series 2012-2A, Class A2, 1.71%, 11/22/23 (a)(b)		600	598,035
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)		250	250,626
Santander Drive Auto Receivables Trust, Series 2013-A, Class A2, 0.80%, 10/17/16 (a)		399	398,819
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 1.73%, 4/20/26 (a)(b)		400	399,040
Total Asset-Backed Securities — 3.2%			2,400,563

Corporate Bonds
Banks — 7.9%
The Bank of Nova Scotia, 1.75%, 3/22/17 (a)		470	476,550
Bank of Scotland PLC, 5.25%, 2/21/17 (a)		150	164,137
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)		1,800	1,850,458
The Toronto-Dominion Bank:
1.63%, 9/14/16 (a)		1,785	1,810,490
1.50%, 3/13/17 (a)		1,630	1,644,742

			5,946,377
Diversified Financial Services — 0.2%
Northern Rock Asset Management PLC, 5.63%, 6/22/17 (a)		100	110,644
Thrifts & Mortgage Finance — 0.5%
Cie de Financement Foncier SA, 2.50%, 9/16/15 (a)		400	407,389
Total Corporate Bonds — 8.6%			6,464,410

Foreign Agency Obligations — 1.3%
Bank Nederlandse Gemeenten, 1.75%, 10/06/15 (a)		1,000	1,014,310

Foreign Government Obligations — 0.3%
Qatar — 0.3%
Qatar Government International Bond, 4.00%, 1/20/15		260	262,402

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 1.9%
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.66%, 7/05/33 (a)(b)	USD	600	$600,000
GS Mortgage Securities Trust:
Series 2013-GC16, Class A4, 4.27%, 11/10/46		400	427,645
Series 2014-GC18, Class A4, 4.07%, 1/10/47		400	419,736

			1,447,381
Interest Only Commercial Mortgage-Backed Securities — 1.7%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 2.05%, 12/10/45 (b)		5,277	521,379
Series 2013-CR7, Class XA, 1.70%, 3/10/46 (b)		2,826	235,916
Series 2014-CR14, Class XA, 1.06%, 2/10/47 (b)		1,114	56,195
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.72%, 4/15/46 (b)		3,370	302,846
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.63%, 3/15/47 (b)		1,268	110,131

			1,226,467
Total Non-Agency Mortgage-Backed Securities — 3.6%			2,673,848

U.S. Government Sponsored Agency Securities
Agency Obligations — 5.4%
Fannie Mae, 1.63%, 10/26/15		2,265	2,299,088
Federal Home Loan Bank:
1.95%, 7/24/18		1,345	1,353,293
4.00%, 4/10/28		400	421,473

			4,073,854
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Ginnie Mae:
Series 2002-83, Class IO, 1.57%, 10/16/42 (b)		981	3
Series 2003-109, Class IO, 1.10%, 11/16/43 (b)		2,407	24
Series 2003-17, Class IO, 1.24%, 3/16/43 (b)		1,128	11
Series 2004-9, Class IO, 0.33%, 3/16/34 (b)		776	984

			1,022

Portfolio Abbreviations
AUD Australian Dollar	GBP	British Pound	RUB	Russian Rouble
CAD Canadian Dollar	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CLO Collateralized Loan Obligation	MXN	Mexican Peso	USD	US Dollar
EUR Euro	OTC	Over-the-counter	ZAR	South African Rand

78	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 118.0%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/29 (c)	USD	1,700	$1,707,418
3.00%, 4/01/29-10/01/44 (b)(c)		10,034	9,952,544
3.13%, 3/01/41 (b)		77	81,769
3.18%, 12/01/40 (b)		96	100,033
3.36%, 6/01/41 (b)		126	131,955
3.50%, 10/01/28-10/01/44 (c)		6,275	6,449,226
3.51%, 9/01/41 (b)		96	101,164
4.00%, 2/01/25-10/01/44 (c)		16,168	17,060,915
4.50%, 6/01/26-10/01/44 (c)		13,007	14,023,697
5.00%, 10/01/29-10/01/44 (c)		2,634	2,850,373
5.50%, 11/01/21-8/01/37 (c)		965	1,063,193
6.00%, 4/01/35-10/01/44 (c)		1,034	1,172,308
6.50%, 5/01/40		716	810,362
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/43-10/01/44 (c)		4,681	4,625,487
3.04%, 2/01/41 (b)		103	109,633
3.50%, 4/01/42-2/01/44		1,096	1,123,409
4.00%, 8/01/44-10/01/44 (c)		3,851	4,050,968
4.50%, 9/01/43-10/01/44 (c)		1,825	1,969,702
5.00%, 10/01/44 (c)		2,200	2,420,516
5.50%, 6/01/41-10/01/44 (c)		466	518,268
8.00%, 3/01/30-6/01/31		19	20,482
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/44 (c)		1,600	1,608,078
3.50%, 5/15/43-8/20/44		5,273	5,463,965
4.00%, 10/20/40-10/15/44 (c)		6,781	7,194,305
4.50%, 5/20/41-2/15/42		3,595	3,914,889
5.00%, 7/15/39-12/15/40		183	203,021

			88,727,680
Total U.S. Government Sponsored Agency Securities — 123.4%			92,802,556

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.13%, 8/15/44 (d)		5,140	5,058,079
U.S. Treasury Inflation Indexed Bonds, 1.38%, 2/15/44		145	155,270
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19		397	397,509
0.63%, 1/15/24		1,415	1,422,321
U.S. Treasury Notes:
0.25%, 11/30/14		1,315	1,315,410
0.50%, 9/30/16		3,195	3,189,757
0.88%, 6/15/17 (d)		4,350	4,339,804
0.63%, 11/30/17 (d)		8,460	8,307,322
1.25%, 10/30/18		680	670,650
1.63%, 3/31/19-8/31/19 (d)		3,280	3,263,565
2.00%, 8/31/21		194	190,983
2.13%, 9/30/21		396	393,525
2.50%, 8/15/23		1,255	1,262,452
2.38%, 8/15/24 (d)		4,328	4,278,355
Total U.S. Treasury Obligations — 45.6%			34,245,002
Total Long-Term Investments (Cost — $140,121,281) — 186.0%			139,863,091

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 0.9% (e)
BNP Paribas Securities Corp., 0.00%, 10/01/14	USD	689	$689,137
(Purchased on 9/30/14 to be repurchased at $689,138, collateralized by U.S. Treasury Notes, 1.75% due at 9/30/19, original par and fair value of USD 690,000 and $689,084, respectively)
Money Market Fund		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)		12,593,694	12,593,694
Total Short-Term Securities (Cost — $13,282,832) — 17.7%			13,282,831

Options purchased
(Cost — $448,027) — 0.6%			427,886
Total Investments Before Options Written and TBA Sale Commitments (Cost — $153,852,140*) — 204.3%			153,573,808

Options Written
(Premiums Received — $ 623,639) — (0.8)%			(565,801)

Borrowed Bonds		Par (000)
U.S. Treasury Obligations — (0.9)%
U.S. Treasury Notes, 1.75%, 9/30/19	USD	690	(689,084)
(Proceeds — $688,305) — (0.9)%			(689,084)
TBA Sale Commitments (c)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/29		800	(804,500)
3.00%, 10/01/29-10/01/44		9,100	(9,000,992)
3.50%, 10/01/29-10/01/44		2,900	(2,968,148)
4.00%, 10/01/44		7,450	(7,850,903)
4.50%, 10/01/44		7,950	(8,577,304)
5.00%, 10/01/44		700	(771,876)
5.50%, 10/01/44		600	(668,180)
6.00%, 10/01/44		200	(226,055)
Freddie Mac Mortgage-Backed Securities:
3.50%, 10/01/44		600	(612,398)
4.00%, 10/01/44		1,400	(1,473,937)
5.00%, 10/01/44		1,100	(1,211,375)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/44		800	(805,062)
3.50%, 10/15/44		2,400	(2,479,874)
4.00%, 10/15/44		5,700	(6,040,663)
4.50%, 10/15/44		1,500	(1,626,797)
Total TBA Sale Commitments (Proceeds — $45,074,244) — (60.0)%			(45,118,064)
Total Investments Net of Options Written and TBA Sale Commitments — 142.6%			107,200,859
Liabilities in Excess of Other Assets — (42.6)%			(32,021,561)

Net Assets — 100.0%			$75,179,298

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	79

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$153,898,475

Gross unrealized appreciation	$774,115
Gross unrealized depreciation	(1,098,782)

Net unrealized depreciation	$(324,667)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$3,954,668	$9,125
Citigroup Global Markets, Inc.	$142,206	$3,687
Credit Suisse Securities (USA) LLC	$625,898	$16,054
Deutsche Bank Securities, Inc.	$3,397,102	$15,528
Goldman Sachs & Co.	$(5,019,785)	$(3,371)
J.P. Morgan Securities LLC	$14,489,822	$(5,805)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(1,277,520)	$4,464
Morgan Stanley & Co. LLC	$(2,913,047)	$(11,105)
Nomura Securities International, Inc.	$(2,315,105)	$7,199
RBC Capital Markets, LLC	$529,883	$1,055

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,181,648	7,412,046	12,593,694	$4,640

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets, LLC	0.09%	6/26/14	Open	$8,333,100	$8,336,692
BNP Paribas Securities Corp.	(0.01%)	8/15/14	Open	3,821,519	3,822,167
BNP Paribas Securities Corp.	0.01%	8/28/14	Open	4,355,438	4,355,849
BNP Paribas Securities Corp.	0.00%	9/12/14	10/01/14	1,685,125	1,685,125
Credit Suisse Securities (USA) LLC	(0.02%)	9/15/14	Open	3,930,000	3,930,175
Total				$22,125,182	$22,130,008

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
14	Australian Government Bonds (10 Year)	Sydney	December 2014	USD	11,007,229	$14,645
(1)	Euro-Buxl	Eurex	December 2014	USD	179,859	302
(4)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2014	USD	875,375	318
(8)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	946,063	(1,761)

80	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Financial futures contracts outstanding as of September 30, 2014 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(24)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	2,991,375	$(12,316)
1	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2014	USD	137,906	468
(10)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	December 2014	USD	1,525,000	(7,272)
(7)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	1,740,288	1,216
(11)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	2,727,450	1,773
(22)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	5,439,225	870
1	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	246,538	(364)
(4)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	983,350	1,712
6	Euro Dollar Futures	Chicago Mercantile	December 2017	USD	1,456,500	967
Total						$558

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	22,000	ZAR	245,747	BNP Paribas S.A.	10/02/14	$227
USD	18,000	ZAR	197,165	BNP Paribas S.A.	10/02/14	531
USD	45,000	ZAR	480,069	BNP Paribas S.A.	10/02/14	2,466
USD	50,000	ZAR	533,410	BNP Paribas S.A.	10/02/14	2,740
USD	9,000	ZAR	99,419	Goldman Sachs International	10/02/14	192
ZAR	208,772	USD	19,000	BNP Paribas S.A.	10/02/14	(503)
ZAR	242,787	USD	22,000	BNP Paribas S.A.	10/02/14	(489)
ZAR	274,631	USD	25,000	Citibank N.A.	10/02/14	(668)
ZAR	121,586	USD	11,000	JPMorgan Chase Bank N.A.	10/02/14	(227)
MXN	660,855	USD	50,000	BNP Paribas S.A.	10/14/14	(846)
MXN	184,898	USD	14,000	Goldman Sachs International	10/14/14	(247)
USD	22,400	MXN	298,757	Deutsche Bank AG	10/14/14	179
USD	38,000	MXN	504,203	Morgan Stanley Capital Services LLC	10/14/14	497
USD	3,600	MXN	47,820	Goldman Sachs International	10/15/14	43
RUB	6,904,600	USD	190,000	Credit Suisse International	10/20/14	(16,373)
USD	190,000	RUB	6,806,275	Goldman Sachs Bank USA	10/20/14	18,845
USD	49,052	GBP	30,000	Goldman Sachs International	10/21/14	426
USD	67,000	ZAR	759,852	Citibank N.A.	11/03/14	(323)
RUB	566,100	USD	15,000	BNP Paribas S.A.	11/26/14	(874)
RUB	2,829,563	USD	75,000	Credit Suisse International	11/26/14	(4,392)
RUB	3,775,000	USD	100,000	Deutsche Bank AG	11/26/14	(5,800)
USD	190,000	RUB	6,973,000	Credit Suisse International	11/26/14	15,998
AUD	104,000	USD	94,028	BNP Paribas S.A.	12/17/14	(3,485)
AUD	103,000	USD	92,931	BNP Paribas S.A.	12/17/14	(3,258)
AUD	104,000	USD	93,963	Citibank N.A.	12/17/14	(3,420)
AUD	104,000	USD	93,993	Goldman Sachs International	12/17/14	(3,450)
CAD	431,718	USD	390,000	Goldman Sachs International	12/17/14	(5,245)
EUR	307,033	GBP	240,000	BNP Paribas S.A.	12/17/14	(790)
EUR	281,364	GBP	220,000	Royal Bank of Scotland PLC	12/17/14	(829)
EUR	293,000	USD	372,770	UBS AG	12/17/14	(2,487)
GBP	460,000	EUR	584,919	Royal Bank of Scotland PLC	12/17/14	6,015
USD	782,072	AUD	864,508	Barclays Bank PLC	12/17/14	29,427
USD	390,000	CAD	430,340	Royal Bank of Scotland PLC	12/17/14	6,473

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	81

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	379,414	EUR	293,000	Credit Suisse International	12/17/14	$9,131
USD	356,353	EUR	280,000	Deutsche Bank AG	12/17/14	2,499
Total						$41,983

•	Exchange-traded options purchased as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	98.50	3/13/15	83	$29,569
Euro Dollar 90-Day	Put	USD	99.63	3/16/15	41	4,356
Total						$33,925

•	OTC options purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Citibank N.A.	Put	USD	1.28	10/06/14	EUR	468	$6,221

•	OTC interest rate swaptions purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Citibank N.A.	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	150	$215
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	250	344
	Goldman Sachs
10-Year Interest Rate Swap	International	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	700	964
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.20%	Receive	3-month LIBOR	3/04/15	USD	1,100	2,028
5-Year Interest Rate Swap	Deutsche Bank AG	Call	2.52%	Receive	3-month LIBOR	9/23/15	USD	8,000	123,545
5-Year Interest Rate Swap	Citibank N.A.	Call	2.53%	Receive	3-month LIBOR	9/30/15	USD	2,495	38,804
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.30%	Receive	3-month LIBOR	5/22/17	USD	300	21,031
	Credit Suisse
10-Year Interest Rate Swap	International	Put	2.70%	Pay	3-month LIBOR	11/07/14	USD	1,710	13,279
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.52%	Pay	3-month LIBOR	9/23/15	USD	8,000	127,141
5-Year Interest Rate Swap	Citibank N.A.	Put	2.53%	Pay	3-month LIBOR	9/30/15	USD	2,495	40,332
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	600	9,165
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.30%	Pay	3-month LIBOR	5/22/17	USD	300	10,892
Total									$387,740

•	Exchange-traded options written as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Call	USD	125.00	10/24/14	4	$(1,750)
Euro Dollar 1-Year Mid-Curve	Call	USD	99.00	12/12/14	22	(3,025)
U.S. Treasury Notes (10 Year)	Put	USD	124.00	10/24/14	4	(1,313)
Total						$(6,088)

•	OTC options written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Deutsche Bank AG	Put	USD	1.28	10/06/14	EUR	468	$(6,221)

82	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	OTC interest rate swaptions written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Citibank N.A.	Call	3.26%	Pay	3-month LIBOR	11/14/14	USD	2,300	$(116,403)
	JPMorgan Chase
10-Year Interest Rate Swap	Bank N.A.	Call	2.50%	Pay	3-month LIBOR	5/22/15	USD	700	(5,699)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.02%	Pay	3-month LIBOR	9/23/15	USD	4,300	(122,760)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.00%	Pay	3-month LIBOR	9/30/15	USD	1,315	(36,717)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.45%	Pay	3-month LIBOR	5/09/16	USD	700	(35,273)
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.54%	Pay	3-month LIBOR	9/11/17	USD	300	(28,072)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.26%	Receive	3-month LIBOR	11/14/14	USD	2,300	(474)
	JPMorgan Chase
10-Year Interest Rate Swap	Bank N.A.	Put	3.50%	Receive	3-month LIBOR	5/22/15	USD	700	(4,018)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.02%	Receive	3-month LIBOR	9/23/15	USD	4,300	(116,674)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	9/30/15	USD	1,315	(37,192)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.45%	Receive	3-month LIBOR	5/09/16	USD	700	(18,812)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	1,200	(4,259)
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.54%	Receive	3-month LIBOR	9/11/17	USD	300	(27,139)
Total									$(553,492)

•	Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.98%[1]	3-month LIBOR	Chicago Mercantile	1/06/15[2]	2/28/19	USD	4,500	$(15,137)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

•	OTC interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation
2.36%[1]	3-month LIBOR	Citibank N.A.	12/20/15	USD	1,300	$38,757	—	$38,757
2.50%[1]	3-month LIBOR	Deutsche Bank AG	9/30/20	USD	300	6,004	—	6,004
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/19/20	USD	300	10,468	—	10,468
Total						$55,229	—	$55,229

[1]	Fund pays the floating rate and receives the fixed rate.

•	OTC total return swaps outstanding as of September 30, 2014 were as follows:

Reference Entity	Floating Rate		Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Appreciation
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Citibank N.A.	1/12/39	USD	395	$71	$(260)	$331
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/39	USD	333	(59)	(3,924)	3,865
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	526	(95)	(6,032)	5,937
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	491	(89)	(4,413)	4,324
Total							$(172)	$(14,629)	$14,457

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	83

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,400,563	—	$2,400,563
Corporate Bonds	—	6,464,410	—	6,464,410
Foreign Agency Obligations	—	1,014,310	—	1,014,310
Foreign Government Obligations	—	262,402	—	262,402
Non-Agency Mortgage-Backed Securities	—	2,673,848	—	2,673,848
U.S. Government Sponsored Agency Securities	—	92,802,556	—	92,802,556
U.S. Treasury Obligations	—	34,245,002	—	34,245,002
Short-Term Securities:
Borrowed Bond Agreements	—	689,137	—	689,137
Money Market Fund	$12,593,694	—	—	12,593,694
Options Purchased:
Foreign Currency Exchange Contracts	—	—	—	—
Interest Rate Contracts	33,925	387,740	—	421,665
Liabilities:
Investments:
Borrowed Bonds	—	(689,084)	—	(689,084)
TBA Sale Commitments	—	(45,118,064)	—	(45,118,064)
Total	$12,627,619	$95,132,820	—	$107,760,439

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$95,689	—	$95,689
Interest rate contracts	$22,271	69,686	—	91,957
Liabilities:
Foreign currency exchange contracts	—	(53,706)	—	(53,706)
Interest rate contracts	(27,801)	(574,850)	—	(602,651)
Total	$(5,530)	$(463,181)	—	$(468,711)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency contracts and options written. Swaps, financial futures contracts and forward foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

84	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$15,251	—	—	$15,251
Foreign currency at value	86,710	—	—	86,710
Cash pledged for financial futures contracts	112,000	—	—	112,000
Cash pledged for centrally cleared swaps	55,000	—	—	55,000
Liabilities:
Reverse repurchase agreements	—	$(22,130,008)	—	(22,130,008)
Total	$268,961	$(22,130,008)	—	$(21,861,047)

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2014	85

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date:	January 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date:	January 30, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date:	January 30, 2015